UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2014

Financial Square Funds
Federal
Government
Money Market
Prime Obligations
Tax-Exempt California
Tax-Exempt New York
Tax-Free Money Market
Treasury Instruments
Treasury Obligations

Goldman Sachs Financial Square Funds

■	FEDERAL FUND

■	GOVERNMENT FUND

■	MONEY MARKET FUND

■	PRIME OBLIGATIONS FUND

■	TAX-EXEMPT CALIFORNIA FUND

■	TAX-EXEMPT NEW YORK FUND

■	TAX-FREE MONEY MARKET FUND

■	TREASURY INSTRUMENTS FUND

■	TREASURY OBLIGATIONS FUND

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Market Review	2

Portfolio Results	5

Fund Basics	7

Yield Summary	9

Sector Allocations	10

Schedules of Investments	12

Financial Statements	52

Financial Highlights	60

Notes to Financial Statements	78

Other Information	101

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

Taxable Funds The Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal and Government Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Prime Obligations and Money Market Funds pursue their investment objectives by investing in U.S. Government Securities (as defined in the Funds’ Prospectuses), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Money Market Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Treasury Obligations Fund pursues its investment objective by investing only in securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities. The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements relating to such securities. The Treasury Instruments and Federal Funds pursue their investment objectives by limiting their investments only to U.S. Treasury Obligations (as defined in the Funds’ Prospectuses) and U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. You should consult your tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in your own state. In order to obtain a rating from a rating organization, the Prime Obligations, Money Market, Treasury Instruments, Treasury Obligations, Government and Federal Funds may be subject to additional investment restrictions.

Tax-Exempt Funds The Tax-Free Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders with income exempt from California personal income tax and New York State and New York City personal income taxes, respectively, by investing in obligations the interest on which is exempt from those taxes. The Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds pursue their investment objectives by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax. In order to obtain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

An investment in a Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

MARKET REVIEW

Goldman Sachs Financial Square Funds

Economic and Market Review

Fiscal policy, Federal Reserve (“Fed”) policy and supply/demand conditions within the repurchase agreement (“repo”) and U.S. Treasury securities markets combined to keep yields on taxable and tax-exempt money market funds low during the six-month period ended February 28, 2014 (the “Reporting Period”).

As the Reporting Period began, the financial markets were caught off guard when the Fed unexpectedly chose not to announce a tapering of its asset purchases at its September 18th meeting. The Fed cited insufficient economic conditions and concerns about the impact of fiscal tightening. The U.S. also faced political gridlock over budget financing, which forced the first federal government shutdown in 17 years. In continental Europe, the composite purchasing managers index (“PMI”) of business activity rose to 52.2 in September, its highest level since mid-2011. Despite economic improvements, the European Central Bank (“ECB”) left the door open to further easing, so liquidity remained sufficient to prevent sharper increases in short-term interest rates. The U.K. economy also showed signs of strengthening, leading the International Monetary Fund (“IMF”) to upgrade its full-year U.K. growth forecast to 1.9% from 1.5%. The September 22, 2013 German elections handed a third term to Chancellor Angela Merkel.

During the fourth quarter of 2013, U.S. economic data continued to show strengthening, with little sign of negative impact from the partial federal government shutdown. Manufacturing data pointed to expansion in December 2013, with the U.S. PMI edging back to 57 from a 2013 high of 57.3 in November. The forward-looking new orders subindex of the PMI hit its highest level since April 2010 at 64.2. Consumer confidence rebounded to 78.1 in December 2013 from 72 the prior month. On the housing front, October 2013’s S&P Case-Shiller Index showed house prices up 13.6% year-to-date, on track for a 14% increase for 2013. The Fed announced in December 2013 that it would take its first step in winding down its asset purchases, or tapering its quantitative easing program, in January 2014. The initial reduction would be $10 billion per month, split between U.S. Treasuries and mortgage-backed securities, taking total purchases to $75 billion per month. In other Fed news, the central bank announced changes to its reverse repurchase agreement facility (“RRF”), raising the allotment limit to $3 billion from $1 billion and reducing the rate paid to 0.03% from 0.05%. (Through the RRF, the Fed lends Treasury securities to counterparties, such as dealers, money market funds and government-sponsored entities, in exchange for cash. The RRF is intended to help set a floor under short-term interest rates after years of near-zero Fed policy rates and quantitative easing.) On fiscal policy, the House and Senate Budget Committee chairs crafted a two-year budget agreement to replace some cuts made under the sequester with other revenue sources for a net increase in spending. The spending increase was anticipated to be offset by other savings over the next decade.

The ECB cut its main policy rate to a record low of 0.25% on November 7, 2013. Policymakers left the deposit rate at zero. The Eurozone’s inflation rate dropped to a four-year low of 0.7% in October 2013 from 1% in September 2013. The composite PMI slipped to 51.9, suggesting the recovery continued into the fourth calendar quarter, but at a slightly slower pace. The ECB stated it sees regional growth rising from 1.1% in 2014 to 1.5% in 2015.

China’s Third Plenum, the 18th Communist Party Central Committee meeting, yielded a substantial package focusing on key reforms, such as deregulation and liberalization of interest rates and its capital account. Its PMI indicated modest expansion in its manufacturing sector during the fourth quarter of 2013.

MARKET REVIEW

In January 2014, U.S. lawmakers dispelled fears of another government shutdown with the passage of a bill, subsequently signed into law, that raised the U.S. debt ceiling for another year and funded the federal government through October 2014. Also in January, U.S. economic data showed some signs of weakening, though colder-than-usual weather may have played a role in the results. The Institute for Supply Management’s (“ISM”) January manufacturing report was weaker than anticipated at 51.3, down from 56.5 in December 2013 — the sharpest drop in nearly three years. Payroll data disappointed for the second month in a row, with the U.S. economy adding just 113,000 jobs versus the 180,000 that had been expected. On the positive side, job gains for November and December 2013 were revised up by a total of 34,000, and construction employment bounced back from its December low.

At its January 2014 meeting, the final meeting of Fed Chair Ben Bernanke’s tenure, the Fed decided to continue with its pace of tapering of $10 billion per month and altered little in its statement with respect to economic conditions. Most importantly for short-term interest rates, the Fed extended the RRF until January 30, 2015 and raised the maximum allotment per counterparty to $5 billion from $3 billion. Fed policymakers left the interest rate paid at 0.03%.

In February 2014, much colder than normal winter temperatures made it difficult to discern whether U.S. economic weakness was weather related or was evidence of a slower pace of underlying growth. Indeed, key data releases reflected the ambiguity. The Fed’s Beige Book included numerous mentions of inclement weather, its effect on manufacturing in particular, as “the weather… caused utility outages, disrupted supply chains and production schedules, and resulted in a slowing of sales to affected customers.” (The Beige Book is a commonly used name for the Fed report called the Summary of Commentary on Current Economic Conditions by Federal Reserve District. It is published just before the Fed meeting on interest rates and is used to inform the members on changes in the economy since the last meeting.) However, according to the February non-farm payroll report (released on March 7 after the end of the Reporting Period), adverse weather seemed to have a smaller than expected impact, with construction jobs — normally most effected by poor weather — up 15,000. The same report showed a better than expected overall increase in new jobs of 175,000 versus the 149,000 that had been anticipated. Meanwhile, the unemployment rate increased 0.1% to 6.7%, as labor force participation remained unchanged but increased overall as more Americans entered the workforce. Manufacturing data was mixed in February, with ISM manufacturing in line with expectations and the ISM non-manufacturing index below consensus. Overall during February, fewer hours were worked on average, but hourly earnings increased. This may have been because lower-paid employees worked fewer hours, while salaried employees continued to receive their pay, as well as raises, even when weather disrupted the number of hours they actually worked.

In Fed news, new Fed Chair Janet Yellen’s testimony before the House of Representatives and the Senate provided few surprises. Yellen indicated there was a high bar for any change to the Fed’s pace of tapering and offered few clues as to her assessment of the impact of weather on recent economic data. Meanwhile, the ECB announced no changes to its existing policy stance during February 2014. Declining inflation was in focus after the Eurozone’s consumer price inflation index hit another record low, but ECB president Mario Draghi said the risk of deflation had not increased, stressing that policymakers base their decisions on a medium-term time horizon. Before the meeting, observers had speculated the ECB might cut key policy rates and/or suspend operations to reduce the liquidity created by its purchases of sovereign bonds under the Securities Markets Programme. Instead, the ECB said it needs more information

MARKET REVIEW

before taking such action. The ECB did announce that it planned to release a 2016 inflation forecast at its March 2014 meeting.

Finally, it is important to note a number of significant developments on the money market reform front during the Reporting Period. On June 5, 2013, before the Reporting Period began, the Securities and Exchange Commission (“SEC”) had unanimously voted to release for public comment two primary proposals for amendments, or “alternative proposals,” to SEC Rule 2a-7, which regulates most money market funds. The proposals could be adopted alone or in combination. The proposed rule release did not constitute a final rule. Indeed, it may well take many months, if not years, before implementation of any changes.

Alternative one would require prime “institutional” money market funds to operate with a floating net asset value (“NAV”), rather than the current $1.00 stable share price. Alternative two would allow money market funds to continue to operate with a stable share price but would generally require the use of liquidity fees and permit redemption gates in times of stress. If the SEC combined both alternative proposals, prime institutional funds would be required to transact at a floating NAV, and all funds other than government money market funds could be able to impose liquidity fees or redemption gates in certain circumstances. The SEC also recommended additional proposals, including further stress testing, diversification and disclosure measures that would be applied regardless of which of the two alternative proposals were adopted.

Following the 90-day comment period, which ended on September 17, 2013, the SEC moved into — and remained in at the end of the Reporting Period — what is expected to be several months of reviewing comments received and determining whether the proposed regulations should be adopted, revised or rejected. At the end of October 2013, several asset management firms jointly submitted a comment letter to the SEC proposing an alternative approach to the definition of a retail money market fund. At the end of the review period, the proposals may be voted upon by the SEC Commissioners. The SEC would need three of five Commissioners to approve a final rule before it could be released publicly. In a final rule release, the SEC would specify an implementation timeline for any new requirements. The SEC indicated that implementation of any rule proposal would occur in stages, and the process could take from nine months to two years, depending on the particular proposal, from the date the rule is finally adopted. For further details on the rule proposals, see http://www.sec.gov/rules/ proposed/2013/33-9408.pdf, and to see comments submitted to the SEC on the rule proposals, see http://www.sec.gov/comments/s7-03-13/s70313.shtml.

PORTFOLIO RESULTS

Goldman Sachs Financial Square Funds

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Goldman Sachs Financial Square Funds’ (the “Funds”) performance and positioning for the six-month period ended February 28, 2014 (the “Reporting Period”).

Q	What key factors were responsible for the performance of the Funds during the Reporting Period?

A	The Funds’ yields remained low during the Reporting Period due primarily to the market factors discussed in the Economic and Market Review. With the targeted federal funds rate near zero throughout the Reporting Period and with the Fed strengthening its forward guidance for continued low rates in conjunction with its decision to begin tapering the monthly pace of its asset purchases beginning in January 2014, money market yields were anchored near the same level with little difference between maturities. In addition, the money market yield curve, or spectrum of maturities, was extremely flat during the Reporting Period.

Though we positioned the Funds to take advantage of changes in the interest rate environment, conditions during the Reporting Period did not provide bountiful opportunities to generate additional yield. That said, we seek to manage the Funds consistently regardless of interest rate conditions.

Our investment approach has always been tri-fold — to seek preservation of capital, daily liquidity and maximization of yield potential.

Q	How did you manage the taxable Funds during the Reporting Period?

A	Collectively, the taxable Funds had investments in commercial paper, asset-backed commercial paper, U.S. Treasury securities, government agency securities, repurchase agreements (“repos”), government guaranteed paper, variable rate demand notes (“VRDNs),” and certificates of deposit during the Reporting Period. Overall, during the Reporting Period, we maintained the taxable Funds’ weighted average maturity between 35 days and 60 days. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

From the start of the Reporting Period through the end of 2013, when repo rates averaged in the single digits, we positioned the taxable Funds toward the longer end of their weighted average maturity range. In the taxable government Funds, we increased the weighted average maturity by investing in six-month maturities, when we found attractive opportunities. Near the beginning of 2014, we reduced the weighted average maturity of the taxable Funds because of a lack of supply. We then took advantage of opportunities to somewhat increase weighted average maturity during February 2014. Also during February, in anticipation of the mid-April 2014 tax filing deadline and the U.S. Treasury’s issuance of a large number of cash management bills, we targeted a weighted average maturity of between 50 days and 60 days in all the taxable Funds.

Q	How did you manage the tax-exempt Funds during the Reporting Period?

A	Collectively, the tax-exempt Funds had investments during the Reporting Period in variable rate demand notes (“VRDNs”), tax-exempt commercial paper, tax anticipation notes, general obligation bonds, revenue bonds and municipal put bonds. Overall, during the Reporting Period, we maintained the tax-exempt Funds’ weighted average maturity between 15 days and 45 days.

Early in the Reporting Period, the Securities Industry and Financial Markets Association (“SIFMA”) 7-day VRDN Index climbed into the high single digits on fears that Congress might fail to reach an agreement to raise the debt ceiling by October 17, 2013. Dealer inventory increased steadily as tax-exempt mutual funds in general sought to raise liquidity. The pressure did not have a similar effect on one- year U.S. Treasury yields, which traded near 0.17% for most of the fourth quarter of 2013. After the debt ceiling resolution, the 7-day VRDN Index returned to mid-single digits for the rest of 2013. Dealer inventory and tax-exempt mutual fund assets continued to fluctuate throughout the fourth calendar quarter, with dealer inventory falling near the end of 2013 as tax-exempt mutual funds shifted a greater percentage of their liquidity into VRDNs. In December 2013, we began investing the tax-exempt Funds in securities that would mature in March 2014, thereby extending their

PORTFOLIO RESULTS

weighted average maturity past the traditionally rich period of January and February. Many bonds mature or pay coupons during January and February, and, as a result, tax-exempt money market mutual funds are generally flush with cash and seeking new purchases. Also in December, we maintained more than 70% of each tax-exempt Fund in securities maturing within one week. For most of the fourth calendar quarter, we sought to maintain a weighted average maturity in the tax-exempt Funds between 30 days and 45 days.

At the beginning of 2014, the 7-day VRDN Index set an all-time low at 0.03%, remaining there through the end of the Reporting Period. As expected, tax-exempt money market funds overall had significant amounts of cash, picking up more than $3 billion in assets in January 2014 alone. In January and February 2014, weak new issue supply also put pressure on short-term yields. We maintained a weighted average maturity in the tax-exempt Funds of between 35 days and 45 days.

Q	How did you manage the taxable and tax- exempt Funds’ weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of all the taxable and tax-exempt Funds below 120 days. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	We made adjustments to the Funds’ weighted average maturity based on then-current market conditions, our near- term view and anticipated and actual Fed monetary policy statements.
Q	What is the Funds’ tactical view and strategy for the months ahead?

A	In our opinion, interest rates are likely to remain low at least through mid-to late 2015, or early 2016, with the Fed holding the targeted federal funds rate near zero. In the near term, we expect to see a moderate increase in yields and a period of elevated U.S. Treasury bill issuance as the tax filing deadline approaches and as the U.S. Treasury adjusts its auction sizes to accommodate its cash needs. If interest rates rise as we anticipate, we plan to extend the weighted average maturity of the taxable Funds. Relative to the tax-exempt Funds, we may extend their weighted average maturity if supply increases.

Overall, we do not believe there is value in sacrificing liquidity or quality in exchange for opportunities that only modestly increase yield potential, and so we expect to keep the Funds conservatively positioned as we continue to focus on preservation of capital and daily liquidity. As always, we will continue to use our actively managed approach to seek the best possible return within the framework of the Funds’ investment guidelines and objectives. In addition, we will continue to manage interest, liquidity and credit risk daily.

We will also continue to seek to closely monitor economic data, Fed policy and any shifts in the money market yield curve, as we strive to strategically navigate the interest rate environment.

FUND BASICS

Financial Square Funds

as of February 28, 2014

PERFORMANCE REVIEW[1]
September 1, 2013–February 28, 2014	Fund Total Return (based on NAV)[2] FST Shares	iMoneynet Institutional Average[3]
Federal	0.00%	0.01	%(4)
Government	0.00	0.01	(4)
Money Market	0.03	0.02	(5)
Prime Obligations	0.01	0.02	(5)
Tax-Exempt California	0.01	0.01	(6)
Tax-Exempt New York	0.01	0.01	(6)
Tax-Free Money Market	0.01	0.02	(7)
Treasury Instruments	0.00	0.01	(8)
Treasury Obligations	0.00	0.01	(9)

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	Each of the Government, Treasury Obligations, Money Market, Treasury Instruments, Federal and Tax-Free Money Market Funds offers nine separate classes of shares (FST, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), each of the Tax-Exempt California and Tax-Exempt New York Funds offers four separate classes of shares (FST, Administration, Service and Cash Management), and the Prime Obligations Fund offers eleven separate classes of shares (FST, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class B and Class C), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The FST Shares do not have distribution (12b-1), administration or shareholder service fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class B and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution (12b-1), administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution (12b-1), administration and/or shareholder service fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 0.15%, Administration Shares (for all other Funds) pay 0.25%, Service Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 0.40%, Service Shares (for all other Funds) pay 0.50%, Cash Management Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 1.00%, Cash Management Shares (for all other Funds) pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, and Class B and Class C Shares each pay 1.00%.
If these fees were reflected in the above performance, performance would have been reduced.
An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[2]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s performance reflects the reinvestment of dividends and other distributions. A Fund’s performance does not reflect the deduction of any applicable sales charges.
[3]	Source: iMoneyNet, Inc. February 2014
[4]	Government & Agencies Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.
[5]	First Tier Institutional — Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.
[6]	Tax-Free State-Specific — Category includes all retail and institutional State-Specific money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds — 6 months & less, put bonds — over 6 months, AMT paper, and other tax-free holdings.
[7]	Tax-Free National — Category includes all retail and institutional national tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds — 6 months & less, put bonds — over 6 months, AMT paper, and other tax-free holdings.
[8]	Treasury Institutional — Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.
[9]	Treasury & Repo Institutional — Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

FUND BASICS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[1,10]
For the period ended 12/31/13	SEC 7-Day Current Yield[11]	One Year	Five Years	Ten Years	Since Inception	Inception Date
Federal	0.01%	0.01%	0.06%	1.67%	2.65%	2/28/97
Government	0.01	0.01	0.09	1.72	3.09	4/6/93
Money Market	0.06	0.08	0.19	1.81	3.17	5/18/94
Prime Obligations	0.01	0.04	0.15	1.78	3.48	3/8/90
Tax-Exempt California	0.01	0.01	0.02	1.06	2.22	10/4/88
Tax-Exempt New York	0.01	0.01	0.03	1.08	1.95	2/15/91
Tax-Free Money Market	0.06	0.08	0.19	1.81	3.17	7/19/94
Treasury Instruments	0.00	0.00	0.02	1.46	2.41	3/3/97
Treasury Obligations	0.01	0.01	0.04	1.55	3.27	4/25/90

[10]	Standardized Average Annual Total Returns are average annual total returns of FST Shares as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value.

Because FST Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment return will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[11]	The SEC 7-Day Current Yield figures are as of 12/31/13 and are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Standardized Average Annual Total Return figures.

YIELD SUMMARY

SUMMARY OF THE FST SHARES[1] AS OF 2/28/14
Funds	7-Day Dist. Yield[12]	SEC 7-Day Current Yield[13]	SEC 7-Day Effective Yield[13]	30-Day Average Yield[14]	Weighted Avg. Maturity (days)[15]	Weighted Avg. Life (days)[16]
Federal	0.01%	0.01%	0.01%	0.01%	45	109
Government	0.01	0.01	0.01	0.01	44	84
Money Market	0.06	0.06	0.06	0.06	46	80
Prime Obligations	0.02	0.01	0.01	0.02	51	96
Tax-Exempt California	0.01	0.01	0.01	0.01	19	20
Tax-Exempt New York	0.01	0.01	0.01	0.01	20	25
Tax-Free Money Market	0.01	0.06	0.06	0.06	34	36
Treasury Instruments	0.00	0.00	0.00	0.00	46	50
Treasury Obligations	0.01	0.01	0.01	0.01	46	49

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[12]	The 7-Day Distribution yield is the average total return over the previous seven days. It is the Fund’s total income net of expenses, divided by the total number of outstanding shares. This yield can include capital gain/loss distribution, if any. This is not a SEC Yield.

[13]	The SEC 7-Day Current Yield and SEC 7-Day Effective Yield of a Fund are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[14]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution.

[15]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[16]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

SECTOR ALLOCATIONS

TAXABLE FUNDS[17]
as of February 28, 2014
Security Type (Percentage of Net Assets)	Federal	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations
Certificates of Deposit	—	—	0.6%	—	—	—
Certificates of Deposit - Eurodollar	—	—	4.0	—	—	—
Certificates of Deposit - Yankeedollar	—	—	18.1	—	—	—
Commercial Paper & Corporate Obligations	—	—	14.2	32.0%	—	—
Fixed Rate Municipal Debt Obligations	—	—	—	0.9	—	—
Repurchase Agreements	—	41.9%	19.6	32.0	—	59.9%
Time Deposits	—	—	18.8	2.1	—	—
U.S. Government Agency Obligations	65.9%	58.1	5.6	14.1	—	—
U.S. Treasury Obligations	36.5	—	—	0.2	100.6%	40.0
Variable Rate Municipal Debt Obligations	—	—	0.9	4.9	—	—
Variable Rate Obligations	—	—	18.2	13.8	—	—
as of August 31, 2013
Certificates of Deposit - Eurodollar	—	—	4.9%	—	—	—
Certificates of Deposit - Yankeedollar	—	—	8.6	—	—	—
Commercial Paper & Corporate Obligations	—	—	12.8	22.6%	—	—
Fixed Rate Municipal Debt Obligations	—	—	—	0.1	—	—
Repurchase Agreements	—	49.6%	25.6	31.7	—	39.4%
Time Deposits	—	—	15.2	6.6	—	—
U.S. Government Agency Obligations	82.4%	46.9	12.5	19.3	—	—
U.S. Treasury Obligations	15.0	3.5	0.3	0.6	98.9%	58.6%
Variable Rate Municipal Debt Obligations	—	—	1.7	8.5	—	—
Variable Rate Obligations	—	—	18.6	10.9	—	—

[17]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

SECTOR ALLOCATIONS

TAX-EXEMPT FUNDS[18]
as of February 28, 2014
Security Type (Percentage of Net Assets)	Tax-Exempt California	Tax-Exempt New York	Tax-Free Money Market
Bond Anticipation Notes	—	—	0.6%
Commercial Paper	5.3%	5.8%	12.0
General Obligation Bonds	2.3	2.8	4.3
Pre-Refunded Bonds	1.0	0.6	0.5
Put Bonds	—	—	1.1
Revenue Anticipation Notes	2.4	—	2.2
Revenue Bonds	5.2	5.4	3.0
Tax and Revenue Anticipation Notes	0.4	—	2.2
Tax Anticipation Notes	—	1.5	1.3
Variable Rate Obligations	83.2	83.8	72.1
as of August 31, 2013
Bond Anticipation Notes	—	0.7%	1.6%
Commercial Paper	7.5%	6.4	11.0
General Obligation Bonds	0.9	1.3	3.0
Pre-Refunded Bonds	0.4	—	0.8
Put Bonds	0.5	—	1.2
Revenue Anticipation Notes	1.4	—	1.6
Revenue Bonds	5.0	10.0	3.3
Tax and Revenue Anticipation Notes	4.7	—	5.4
Tax Anticipation Notes	—	—	0.9
Variable Rate Obligations	78.9	81.9	70.6

[18]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 65.9%
Federal Farm Credit Bank
$33,000,000	0.250%		04/04/14	$33,003,793
90,000,000	0.105	(a)	04/17/14	90,001,232
100,000,000	0.091	(a)	04/22/14	99,999,423
10,000,000	0.300		04/23/14	10,002,288
100,000,000	0.100		05/12/14	99,980,000
10,500,000	0.320	(a)	05/19/14	10,505,569
17,500,000	0.250	(a)	05/21/14	17,505,552
87,420,000	0.140		05/22/14	87,417,634
10,000,000	0.120	(a)	06/06/14	10,000,526
50,000,000	0.137	(a)	06/06/14	50,006,332
25,000,000	0.160		06/11/14	24,999,141
35,000,000	0.129	(a)	07/01/14	34,998,861
100,000,000	0.280	(a)	07/09/14	100,007,223
17,000,000	0.300		07/18/14	17,010,650
183,100,000	0.125	(a)	07/25/14	183,122,896
13,125,000	0.200		07/30/14	13,129,754
124,000,000	0.280	(a)	07/30/14	124,010,405
20,000,000	0.124	(a)	08/01/14	19,998,320
2,000,000	0.300		08/01/14	2,000,945
35,000,000	0.107	(a)	08/06/14	34,997,763
20,700,000	0.134	(a)	08/15/14	20,703,498
16,250,000	0.300		08/21/14	16,261,758
16,000,000	0.164	(a)	08/27/14	16,003,621
70,000,000	0.137	(a)	09/04/14	69,993,652
50,000,000	0.115	(a)	09/15/14	49,998,608
40,000,000	0.130	(a)	09/19/14	40,004,458
53,305,000	0.185	(a)	09/29/14	53,332,244
75,000,000	0.210		10/22/14	75,013,279
50,000,000	0.165	(a)	10/24/14	50,015,407
53,300,000	0.124	(a)	10/27/14	53,307,153
23,750,000	0.144	(a)	10/29/14	23,754,760
31,000,000	0.135	(a)	11/12/14	31,000,000
28,500,000	0.300	(a)	12/11/14	28,536,643
300,000,000	0.105	(a)	12/17/14	299,992,401
20,100,000	0.100	(a)	12/29/14	20,098,831
100,000,000	0.180		01/06/15	99,997,944
50,000,000	0.088	(a)	01/07/15	49,988,533
200,000,000	0.096	(a)	01/23/15	199,972,335
7,000,000	0.145	(a)	01/28/15	7,002,337
132,910,000	0.184	(a)	02/13/15	132,994,781
50,000,000	0.114	(a)	02/19/15	49,997,506
300,000,000	0.000	(a)(b)	03/03/15	299,984,421
10,000,000	0.155	(a)	03/26/15	10,004,437
40,000,000	0.107	(a)	04/06/15	39,993,595
25,000,000	0.115	(a)	05/15/15	24,999,206
25,000,000	0.115	(a)	05/26/15	24,997,109
Federal Home Loan Bank
49,709,000	0.040		03/03/14	49,708,890
415,000,000	0.040		03/05/14	414,998,156
238,000,000	0.090		03/05/14	237,999,579
34,500,000	0.170		03/14/14	34,500,540
300,000,000	0.080		03/17/14	299,997,269
82,100,000	0.030		03/19/14	82,098,769
56,000,000	0.170		03/21/14	56,001,351
46,250,000	0.170		03/25/14	46,251,497
215,000,000	0.120		03/28/14	215,008,748

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$500,000,000	0.085%		04/02/14	$499,962,222
200,000,000	0.087		04/02/14	199,984,534
84,000,000	0.088		04/02/14	83,993,429
194,000,000	0.140	(a)	04/04/14	194,016,487
100,000,000	0.125		04/09/14	99,986,458
91,900,000	0.155		04/09/14	91,884,569
199,000,000	0.126	(a)	04/11/14	199,008,632
250,000,000	0.130		04/25/14	249,993,565
200,000,000	0.095	(a)	05/15/14	200,000,228
33,000,000	0.110		05/22/14	32,999,208
150,000,000	0.110		05/29/14	149,994,217
10,000,000	0.130		05/30/14	9,996,750
80,000,000	0.125	(a)	06/17/14	80,010,399
90,000,000	0.126	(a)	06/24/14	89,991,343
39,000,000	0.136	(a)	06/25/14	39,006,627
15,000,000	0.125	(a)	06/26/14	14,999,144
96,000,000	0.135	(a)	06/27/14	95,995,248
55,000,000	0.190		07/10/14	55,009,602
94,300,000	0.110		07/15/14	94,301,521
92,000,000	0.245		07/25/14	92,000,000
100,000,000	0.095	(a)	08/12/14	99,997,664
6,795,000	5.500		08/13/14	6,959,587
66,000,000	0.135	(a)	08/15/14	65,993,844
250,000,000	0.095	(a)	08/21/14	249,995,254
163,000,000	0.086	(a)	08/22/14	162,986,950
61,535,000	0.120		08/25/14	61,523,051
100,000,000	0.125		09/23/14	99,979,055
50,000,000	0.125		10/02/14	49,987,571
50,400,000	0.245		10/07/14	50,400,000
50,000,000	0.200		12/26/14	50,000,000
200,000,000	0.104	(a)	02/03/15	199,991,455
100,000,000	0.111	(a)	02/23/15	99,989,971

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$8,058,150,208

U.S. Treasury Obligations – 36.5%
United States Treasury Bills
$150,000,000	0.005%		03/06/14	$149,999,896
472,400,000	0.010		03/06/14	472,399,344
107,800,000	0.020		03/13/14	107,799,281
100,000,000	0.065		03/13/14	99,997,833
422,000,000	0.068		03/13/14	421,990,505
100,000,000	0.070		03/13/14	99,997,667
500,000,000	0.035		03/20/14	499,990,764
1,000,000,000	0.095		05/15/14	999,802,083
United States Treasury Notes
193,000,000	1.250		03/15/14	193,090,515
200,000,000	1.750		03/31/14	200,271,863
40,000,000	1.250		04/15/14	40,056,423
119,000,000	0.250		04/30/14	119,028,018
26,000,000	1.000		05/15/14	26,048,502
222,000,000	4.750		05/15/14	224,139,538
13,000,000	0.250		05/31/14	13,004,465

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$662,000,000	2.250%	05/31/14	$665,552,861
125,000,000	0.500	08/15/14	125,226,579

TOTAL U.S. TREASURY OBLIGATIONS			$4,458,396,137

TOTAL INVESTMENTS – 102.4%			$12,516,546,345

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%			(289,656,222)

NET ASSETS – 100.0%			$12,226,890,123

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2014.
(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 58.1%
Federal Farm Credit Bank
$40,000,000	0.130	%(a)	07/01/14	$39,998,698
38,100,000	0.126	(a)	07/25/14	38,096,176
26,000,000	0.280	(a)	07/30/14	26,002,182
24,000,000	0.125	(a)	08/01/14	23,997,984
180,000,000	0.137	(a)	09/04/14	179,983,676
68,800,000	0.135	(a)	11/12/14	68,800,000
60,000,000	0.300	(a)	12/11/14	60,077,143
Federal Home Loan Bank
89,000,000	0.170		03/14/14	89,001,394
10,000,000	2.375		03/14/14	10,008,054
10,000,000	5.000		03/14/14	10,017,433
196,000,000	0.080		03/17/14	195,998,215
144,000,000	0.170		03/21/14	144,003,475
40,000,000	0.170		03/25/14	40,001,295
125,000,000	0.105	(a)	04/01/14	125,000,000
150,000,000	0.160		04/03/14	149,998,992
196,000,000	0.140		04/15/14	196,005,728
115,000,000	0.170		04/17/14	115,007,954
400,000,000	0.070		04/21/14	399,965,253
245,000,000	0.130		04/22/14	244,995,802
175,000,000	0.095	(a)	04/28/14	175,000,000
610,000,000	0.098	(a)	05/06/14	609,999,684
234,000,000	0.100		05/08/14	233,988,684
260,500,000	0.110		05/21/14	260,491,252
100,000,000	0.110		05/22/14	99,997,599
296,500,000	0.120		05/27/14	296,492,364
349,000,000	0.110		05/29/14	348,986,546
22,000,000	0.130		05/30/14	21,992,850
12,650,000	0.125		06/04/14	12,649,280
267,000,000	0.130		06/04/14	266,908,404
360,000,000	0.139		06/04/14	359,867,950
33,000,000	0.140		06/04/14	32,999,412
494,000,000	0.098	(a)	06/06/14	493,993,175
140,000,000	0.138		06/06/14	139,947,943
843,025,000	0.130		06/11/14	842,997,647
324,000,000	0.136		06/13/14	323,872,704
800,000,000	0.138		06/18/14	799,665,733
50,495,000	5.250		06/18/14	51,266,319
175,000,000	0.106	(a)	06/23/14	175,000,000
700,000,000	0.126	(a)	06/24/14	699,932,668
500,000,000	0.140		06/25/14	499,774,444
31,000,000	0.125	(a)	06/26/14	30,998,231
767,500,000	0.135	(a)	06/27/14	767,462,009
250,000,000	0.130		07/07/14	249,992,751
200,000,000	0.180		07/09/14	199,987,474
415,000,000	0.100		07/24/14	414,978,194
243,000,000	0.245		07/25/14	243,000,000
235,000,000	0.100		07/29/14	234,989,672
100,000,000	0.095	(a)	08/12/14	99,997,665
200,000,000	0.094	(a)	08/13/14	199,995,300
188,000,000	0.135	(a)	08/15/14	187,982,463
350,000,000	0.086	(a)	08/22/14	349,963,340
65,000,000	0.125		09/12/14	64,978,331
266,745,000	0.180		09/12/14	266,734,355
49,200,000	0.170		09/16/14	49,195,317
271,745,000	0.125		09/23/14	271,688,084

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$100,000,000	0.180%		09/26/14	$99,995,706
100,000,000	0.170		09/30/14	99,989,813
116,000,000	0.245		10/07/14	116,000,000
175,000,000	0.096	(a)	11/25/14	174,982,119
150,000,000	0.200		12/26/14	150,000,000
1,000,000,000	0.108	(a)	02/06/15	1,000,001,198
Federal Home Loan Mortgage Corporation
250,000,000	0.145		03/27/14	249,997,849
342,911,000	1.000		08/20/14	344,344,942
110,560,000	1.000		08/27/14	111,023,199
34,794,000	0.750		11/25/14	34,940,855
Federal National Mortgage Association
25,000,000	2.750		03/13/14	25,021,039
8,841,000	2.500		05/15/14	8,884,379
112,557,000	0.134	(a)	06/20/14	112,565,113
10,000,000	0.360	(a)	06/23/14	10,008,239
22,292,000	0.875		08/28/14	22,371,053
400,000,000	0.136	(a)	09/11/14	399,956,988
51,240,000	0.625		10/30/14	51,394,442
10,020,000	0.164	(a)	01/20/15	10,024,075
475,000,000	0.124	(a)	02/27/15	474,881,213

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$16,031,109,520

Repurchase Agreements(b) – 41.9%
Bank of America, N.A.
$250,000,000	0.060%		03/03/14	$250,000,000
Maturity Value: $250,001,250

Collateralized by Federal National Mortgage Association,
4.000%, due 09/01/40 and Government National Mortgage
Association, 3.500% to 4.500%, due 08/20/41 to 06/20/42. The
aggregate market value of the collateral, including accrued
interest, was $257,500,006.

Bank of Nova Scotia (The)
500,000,000	0.200	(a)(c)	03/04/14	500,000,000
Maturity Value: $501,008,341
Settlement Date: 03/06/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.000%, due 08/01/26 to 12/01/42, Federal National Mortgage
Association, 2.500% to 5.500%, due 02/01/26 to 02/01/44 and
Government National Mortgage Association, 4.000% to
5.000%, due 09/20/33 to 08/20/43. The aggregate market value of the collateral, including accrued interest, was $517,562,216.

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(b) – (continued)
Bank of Nova Scotia (The) – (continued)
$850,000,000	0.150	%(a)(c)	03/07/14	$850,000,000
Maturity Value: $851,133,342
Settlement Date: 02/21/14

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.500%, due 07/01/26 to 10/01/42, Federal National Mortgage
Association, 2.500% to 5.500%, due 08/01/25 to 12/01/43, U.S.
Treasury Bill, 0.000%, due 05/15/14 to 07/31/14 and U.S.
Treasury Note, 2.500% to 2.625%, due 06/30/17 to 11/15/20.
The aggregate market value of the collateral, including accrued interest, was $874,303,628.

500,000,000	0.160	(a)(c)	03/07/14	500,000,000
Maturity Value: $500,806,659
Settlement Date: 01/07/14

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
5.000%, due 07/01/26 to 04/01/43 and Federal National
Mortgage Association, 2.500% to 5.000%, due 04/01/26 to
02/01/44. The aggregate market value of the collateral,
including accrued interest, was $516,392,984.

250,000,000	0.200	(a)(c)	03/07/14	250,000,000
Maturity Value: $250,500,004
Settlement Date: 03/12/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.000%, due 08/01/26 to 04/01/43, Federal National Mortgage
Association, 2.500% to 6.500%, due 12/01/23 to 02/01/44 and
Government National Mortgage Association, 4.500%, due
05/15/40 to 03/20/41. The aggregate market value of the
collateral, including accrued interest, was $259,105,006.

BNP Paribas Securities Corp.
500,000,000	0.080	(a)(c)	03/03/14	500,000,000
Maturity Value: $500,724,437
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
4.500%, due 12/01/25 to 02/01/44 and Federal National
Mortgage Association, 2.500% to 4.500%, due 08/01/25 to
03/01/44. The aggregate market value of the collateral,
including accrued interest, was $510,000,001.

550,000,000	0.080	(a)(c)	03/03/14	550,000,000
Maturity Value: $550,788,325
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
5.500%, due 03/01/26 to 10/01/43 and Federal National
Mortgage Association, 3.000% to 5.000%, due 12/01/25 to
01/01/44. The aggregate market value of the collateral,
including accrued interest, was $561,000,003.

500,000,000	0.180	(a)(c)	03/03/14	500,000,000
Maturity Value: $500,892,500
Settlement Date: 03/11/13

Collateralized by Federal Home Loan Mortgage Corp., 4.000%,
due 10/01/41 to 02/01/44 and Federal National Mortgage
Association, 3.000% to 5.000%, due 10/01/25 to 10/01/43. The
aggregate market value of the collateral, including accrued
interest, was $510,000,001.

Repurchase Agreements(b) – (continued)
BNP Paribas Securities Corp. – (continued)
$1,250,000,000	0.120	%(a)(c)	03/07/14	$1,250,000,000
Maturity Value: $1,250,758,326
Settlement Date: 12/02/13

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
4.500%, due 11/01/31 to 02/01/44, Federal National Mortgage
Association, 3.000% to 4.000%, due 11/01/25 to 06/01/43 and
Government National Mortgage Association, 4.000%, due
10/20/43 to 12/20/43. The aggregate market value of the
collateral, including accrued interest, was $1,275,000,001.

BNYMellon Investments
420,200,000	0.050		03/03/14	420,200,000
Maturity Value: $420,201,751
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $429,473,952.

Citigroup Global Markets, Inc.
500,000,000	0.070		03/05/14	500,000,000
Maturity Value: $500,006,806
Settlement Date: 02/26/14

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
6.500%, due 10/01/14 to 11/01/43, Federal National Mortgage
Association, 2.500% to 7.500%, due 03/01/14 to 02/01/44 and
Government National Mortgage Association, 5.000%, due
04/15/40. The aggregate market value of the collateral,
including accrued interest, was $511,433,194.

Federal Reserve Bank of New York
1,200,000,000	0.050		03/03/14	1,200,000,000
Maturity Value: $1,200,005,000
Collateralized by U.S. Treasury Bond, 3.000%, due 05/15/42. The market value of the collateral, including accrued interest, was $1,200,005,053.

ING Financial Markets LLC
250,000,000	0.060		03/03/14	250,000,000
Maturity Value: $250,001,250
Collateralized by Federal National Mortgage Association, 3.500% to 6.000%, due 11/01/25 to 08/01/48. The aggregate market value of the collateral, including accrued interest, was $255,001,479.
500,000,000	0.130	(a)(c)	03/07/14	500,000,000
Maturity Value: $500,330,416
Settlement Date: 11/14/13
Collateralized by Federal National Mortgage Association, 3.000% to 4.500%, due 12/01/25 to 09/01/43. The aggregate market value of the collateral, including accrued interest, was $510,000,884.
1,100,000,000	0.140	(a)(c)	03/07/14	1,100,000,000
Maturity Value: $1,101,155,003
Settlement Date: 12/02/13

Collateralized by Federal Home Loan Mortgage Corp., 5.875% to
7.000%, due 03/17/31 to 12/20/38 and Federal National
Mortgage Association, 3.000% to 6.500%, due 03/01/24 to
01/01/48. The aggregate market value of the collateral,
including accrued interest, was $1,122,003,518.

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(b) – (continued)
ING Financial Markets LLC – (continued)
$250,000,000	0.200	%(a)(c)	03/07/14	$250,000,000
Maturity Value: $250,509,726
Settlement Date: 04/12/13
Collateralized by Federal National Mortgage Association, 3.500%, due 05/01/42 to 10/01/42. The aggregate market value of the collateral, including accrued interest, was $255,000,150.

Joint Repurchase Agreement Account I
150,000,000	0.050		03/03/14	150,000,000
Maturity Value: $150,000,625

Joint Repurchase Agreement Account III
2,024,000,000	0.060		03/03/14	2,024,000,000
Maturity Value: $2,024,010,120

TOTAL REPURCHASE AGREEMENTS				$11,544,200,000

TOTAL INVESTMENTS – 100.0%				$27,575,309,520

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				4,771,463

NET ASSETS – 100.0%				$27,580,080,983

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2014.
(b)	Unless noted, all repurchase agreements were entered into on February 28, 2014. Additional information on Joint Repurchase Agreement Account I and III appears on pages 50-51.
(c)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 14.2%
Aspen Funding Corp.
$42,005,000	0.180%	03/03/14	$42,004,580
25,018,000	0.230	05/12/14	25,006,492
Atlantic Asset Securitization LLC
42,578,000	0.150	03/17/14	42,575,162
75,000,000	0.150	03/25/14	74,992,500
40,000,000	0.150	03/26/14	39,995,833
Chariot Funding LLC
50,000,000	0.301	03/14/14	49,994,583
50,000,000	0.301	04/09/14	49,983,750
40,000,000	0.301	04/14/14	39,985,333
10,000,000	0.301	06/20/14	9,990,750
25,000,000	0.301	07/17/14	24,971,250
70,000,000	0.301	07/24/14	69,915,417
50,000,000	0.301	10/02/14	49,910,417
30,000,000	0.301	10/03/14	29,946,000
25,000,000	0.281	10/17/14	24,955,278
50,000,000	0.281	11/04/14	49,903,555
20,000,000	0.281	11/21/14	19,958,778
CRC Funding LLC
40,000,000	0.180	03/05/14	39,999,200
Dexia Credit Local New York Branch
354,500,000	0.471	03/04/14	354,486,116
117,000,000	0.471	03/05/14	116,993,890
150,000,000	0.331	08/19/14	149,764,875
200,000,000	0.270	08/25/14	199,734,500
Electricite de France
200,000,000	0.553	01/02/15	199,061,945
79,000,000	0.553	01/06/15	78,624,640
Gemini Securitization Corp. LLC
195,000,000	0.220	03/25/14	194,971,400
150,000,000	0.210	04/15/14	149,960,625
100,000,000	0.210	04/16/14	99,973,167
Hannover Funding Co. LLC
90,000,000	0.160	03/11/14	89,996,000
80,000,000	0.160	03/20/14	79,993,244
Jupiter Securitization Co. LLC
50,000,000	0.301	03/07/14	49,997,500
15,000,000	0.301	03/14/14	14,998,375
50,000,000	0.301	04/09/14	49,983,750
50,000,000	0.240	04/15/14	49,985,000
25,000,000	0.301	06/13/14	24,978,333
25,000,000	0.301	06/16/14	24,977,708
25,000,000	0.301	06/20/14	24,976,875
50,000,000	0.301	07/24/14	49,939,584
50,000,000	0.301	08/12/14	49,931,667
25,000,000	0.281	10/17/14	24,955,278
20,000,000	0.281	10/21/14	19,963,600
50,000,000	0.281	10/30/14	49,905,500
50,000,000	0.281	11/20/14	49,897,333
Kells Funding LLC
30,000,000	0.220	05/13/14	29,986,617
LMA Americas LLC
112,000,000	0.170	03/12/14	111,994,182
97,700,000	0.170	03/17/14	97,692,618

Commercial Paper and Corporate Obligations – (continued)
Newport Funding Corp.
$50,000,000	0.220%	04/28/14	$49,982,278
50,000,000	0.230	05/20/14	49,974,444
Nieuw Amsterdam Receivables Corp.
93,166,000	0.180	04/22/14	93,141,777
NRW Bank
750,000,000	0.130	03/03/14	749,994,583
Regency Markets No. 1 LLC
50,000,000	0.140	03/14/14	49,997,472
89,934,000	0.140	03/26/14	89,925,257
Victory Receivables Corp.
100,000,000	0.170	03/11/14	99,995,277
91,000,000	0.140	03/17/14	90,994,338
72,000,000	0.150	03/24/14	71,993,100
40,000,000	0.150	03/25/14	39,996,000

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$4,507,807,726

Certificate of Deposit – 0.6%
Citibank, N.A.
$195,000,000	0.220%	03/26/14	$195,000,000

Certificates of Deposit-Eurodollar – 4.0%
Credit Agricole Corporate and Investment Bank
$500,000,000	0.260%	05/02/14	$500,004,303
Credit Industriel et Commercial, New York
322,000,000	0.275	04/02/14	322,004,289
250,000,000	0.330	05/02/14	250,008,602
Mitsubishi UFJ Trust & Banking Corp.
200,000,000	0.250	05/02/14	200,000,000

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$1,272,017,194

Certificates of Deposit-Yankeedollar – 18.1%
Bank of Nova Scotia (The)
$300,000,000	0.240%	07/25/14	$300,000,000
China Construction Bank Corp., New York
150,000,000	0.600	04/11/14	150,000,852
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA-NY
300,000,000	0.350	01/09/15	300,000,000
Credit Industriel et Commercial, New York
150,000,000	0.270	06/06/14	150,000,000
Mitsubishi UFJ Trust & Banking Corp.
200,000,000	0.230	03/14/14	200,000,000
150,000,000	0.230	03/17/14	150,000,000
250,000,000	0.230	06/04/14	250,000,000
Mizuho Corp. Bank, Ltd.
250,000,000	0.240	03/20/14	250,000,000
245,000,000	0.240	03/24/14	245,000,000
125,000,000	0.220	05/13/14	125,000,000
300,000,000	0.220	06/02/14	300,000,000

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificates of Deposit-Yankeedollar – (continued)
National Bank of Kuwait
$50,000,000	0.280%		03/14/14	$50,000,000
50,000,000	0.280		04/29/14	50,000,410
100,000,000	0.280		05/06/14	100,000,000
50,000,000	0.280		05/27/14	50,000,000
Norinchukin Bank
700,000,000	0.240		04/14/14	700,000,000
Standard Chartered Bank
200,000,000	0.280		04/30/14	200,000,000
400,000,000	0.280		05/19/14	400,000,000
Sumitomo Mitsui Banking Corp./New York
275,000,000	0.240		03/03/14	275,000,000
425,000,000	0.220		03/05/14	424,999,764
550,000,000	0.220		03/12/14	550,000,000
150,000,000	0.220		04/22/14	150,000,000
100,000,000	0.220		05/19/14	100,000,000
250,000,000	0.220		06/26/14	250,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$5,720,001,026

Time Deposits – 18.8%
Barclays Capital, Inc.
$400,000,000	0.090%		03/03/14	$400,000,000
China Construction Bank Corp., New York
250,000,000	0.210		03/03/14	250,000,000
Credit Industriel et Commercial, New York
275,000,000	0.100		03/03/14	275,000,000
DNB Bank ASA
1,300,000,000	0.070		03/03/14	1,300,000,000
Lloyds Bank, PLC
300,000,000	0.070		03/03/14	300,000,000
National Bank of Kuwait
300,000,000	0.110		03/03/14	300,000,000
Natixis Securities Americas LLC
967,000,000	0.090		03/03/14	967,000,000
Skandinaviska Enskilda Banken AB
650,000,000	0.060		03/03/14	650,000,000
Standard Chartered Bank
500,000,000	0.070		03/03/14	500,000,000
Swedbank AB
1,000,000,000	0.060		03/03/14	1,000,000,000

TOTAL TIME DEPOSITS				$5,942,000,000

U.S. Government Agency Obligations – 5.6%
Federal Home Loan Bank
$240,000,000	0.245%		07/25/14	$240,000,000
175,000,000	0.250		07/25/14	175,000,000
121,600,000	0.245		10/07/14	121,600,000
300,000,000	0.205		10/14/14	300,000,000
315,700,000	0.200		12/26/14	315,700,000
250,000,000	0.200		12/30/14	250,000,000
281,000,000	0.210		02/27/15	281,000,000

U.S. Government Agency Obligations – (continued)
Overseas Private Investment Corp. (USA)
$86,000,000	0.120	%(a)	03/07/14	$86,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,769,300,000

Variable Rate Municipal Debt Obligations(a) – 0.9%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
$19,375,000	0.110%		03/03/14	$19,375,000
BlackRock MuniVest Fund VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
33,000,000	0.110		03/03/14	33,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.110		03/03/14	29,110,000
City of Portland, Maine GO VRDN for Taxable Pension Boards Series 2001 (JPMorgan Chase Bank N.A., SPA)
81,985,000	0.190		03/07/14	81,985,000
Department of Budget and Finance of the State of Hawaii VRDN RB P-Floats Series 2012-MT-829 (AMBAC) (Bank of America N.A., LIQ) (GTY AGMT-Bank of America N.A.)(b)
20,300,000	0.230		03/07/14	20,300,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax- Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(b)
25,000,000	0.150		03/07/14	25,000,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2006 (GTY AGMT-Flint Hills Resources LLC)
32,000,000	0.050		03/07/14	32,000,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Project Series 1999 B (GO of University)
9,600,000	0.110		03/07/14	9,600,000
State of Texas GO VRDN Floater Certificates Series 2008-34C (Wells Fargo & Co., LIQ)(b)
20,065,000	0.100		03/07/14	20,065,000
Texas State GO VRDN Refunding for Taxable Veterans’ Land Series 2002 (Landesbank Hessen-Thueringen Girozentrale, SPA)
23,725,000	0.150		03/07/14	23,725,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$294,160,000

Variable Rate Obligations(a) – 18.2%
Australia & New Zealand Banking Group Ltd.
$260,000,000	0.358	%(b)	03/18/15	$260,000,000
Bank of Nova Scotia (The)
350,000,000	0.326		03/23/15	350,000,000
Bedford Row Funding Corp.
121,000,000	0.257	(b)	01/13/15	121,000,000
BNZ International Funding Ltd.
50,000,000	0.265	(b)	08/19/14	49,997,916
China Construction Bank Corp., New York
250,000,000	0.404		03/31/14	250,000,000

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations(a) – (continued)
Commonwealth Bank of Australia
$150,000,000	0.260	%(b)	04/04/14	$150,000,000
167,000,000	0.262	(b)	04/04/14	167,000,000
300,000,000	0.247	(b)	01/02/15	300,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
250,000,000	0.279		06/03/14	250,000,000
30,000,000	0.279		09/03/14	29,999,748
250,000,000	0.284		09/15/14	250,000,000
35,000,000	0.276		11/24/14	35,000,262
Credit Suisse Securities (USA) LLC
550,000,000	0.226		06/29/14	550,000,000
Deutsche Bank AG/New York NY
545,000,000	0.443		03/18/14	545,000,000
JPMorgan Chase Bank NA
422,000,000	0.322		03/06/15	422,000,000
Kells Funding LLC
50,000,000	0.188	(b)	03/03/14	50,000,000
135,000,000	0.187	(b)	03/04/14	135,000,000
National Australia Bank Ltd.
225,000,000	0.231		10/23/14	225,001,876
Natixis Securities Americas LLC
250,000,000	0.264		05/04/14	250,000,000
Providence Health & Services (U.S. Bank N.A., SBPA)
46,600,000	0.120		03/07/14	46,600,000
Royal Bank of Canada
300,000,000	0.297		02/27/15	300,000,000
Svenska Handelsbanken AB
195,000,000	0.373		03/04/15	195,000,000
Versailles Commercial Paper LLC
75,000,000	0.214	(b)	04/04/14	75,000,000
115,000,000	0.214	(b)	08/19/14	115,000,000
Wells Fargo Bank N.A.
180,000,000	0.224		11/13/14	180,000,000
150,000,000	0.335		03/20/15	150,000,000
Westpac Banking Corp.
75,000,000	0.267		07/18/14	75,000,000
246,000,000	0.379	(b)	02/27/15	246,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$5,772,599,802

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$25,472,885,748

Repurchase Agreements(c) – 19.6%
ABN Amro Bank N.V.
$99,000,000	0.300	%(a)	03/04/14	$99,000,000
Maturity Value: $99,005,583
Settlement Date: 02/25/14
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $106,920,051.

Repurchase Agreements(c) – (continued)
BNP Paribas Securities Corp.
$300,000,000	0.180	%(a)(d)	03/03/14	$300,000,000
Maturity Value: $300,535,500
Settlement Date: 03/11/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
6.000%, due 11/01/17 to 02/01/44 and Federal National
Mortgage Association, 2.500% to 6.500%, due 05/01/23 to
01/01/44. The aggregate market value of the collateral,
including accrued interest, was $305,999,998.

697,000,000	0.210		03/03/14	697,000,000
Maturity Value: $697,012,198

Collateralized by various auction rate preferred securities, 5.500%
to 8.000%, various corporate security issuers, 0.000% to
8.500%, due 03/15/14 to 02/15/44, various equity securities and various Exchange-Traded Funds. The aggregate market value
of the collateral, including accrued interest, was $754,643,090.

35,000,000	0.310		03/03/14	35,000,000
Maturity Value: $35,000,904

Collateralized by various corporate security issuers, 0.650% to
14.500%, due 02/12/15 to 05/10/43 and a sovereign debt
security, 7.750%, due 10/13/19. The aggregate market value of the collateral, including accrued interest, was $38,245,439.

75,000,000	0.460		03/03/14	75,000,000
Maturity Value: $75,002,875

Collateralized by various asset-backed obligations, 0.000% to
6.237%, due 11/14/21 to 06/25/47 and various corporate
security issuers, 2.200% to 9.750%, due 07/29/15 to 05/17/35.
The aggregate market value of the collateral, including accrued interest, was $91,469,824.

100,000,000	0.250	(a)(d)	03/04/14	100,000,000
Maturity Value: $100,004,861
Settlement Date: 02/25/14

Collateralized by various auction rate preferred securities, 5.500%
to 8.000%, due 06/30/33, various corporate security issuers,
1.500% to 7.500%, due 07/15/14 to 12/01/20, various equity
securities and various Exchange-Traded Funds. The aggregate
market value of the collateral, including accrued interest, was
$108,150,259.

295,000,000	0.420	(a)(d)	03/04/14	295,000,000
Maturity Value: $295,024,092
Settlement Date: 02/25/14
Collateralized by various corporate security issuers, 0.000% to 10.000%, due 03/15/14 to 02/15/44. The aggregate market value of the collateral, including accrued interest, was $324,500,005.
50,000,000	0.500	(e)	05/02/14	50,000,000
Maturity Value: $50,085,417
Settlement Date: 02/03/14

Collateralized by various asset-backed obligations, 0.000% to
6.018%, due 11/14/21 to 06/25/47 and various mortgage-
backed obligations, 0.356% to 2.397%, due 07/20/35 to
08/25/46. The aggregate market value of the collateral,
including accrued interest, was $62,378,679.

The accompanying notes are an integral part of these financial statements.	19

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNYMellon Investments
$99,500,000	0.050%		03/03/14	$99,500,000
Maturity Value: $99,500,415
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $101,703,901.

Citibank, N.A.
200,000,000	0.100		03/03/14	200,000,000
Maturity Value: $200,001,667

Collateralized by U.S. Treasury Bonds, 4.500% to 7.250%, due
05/15/16 to 02/15/36, U.S. Treasury Interest-Only Stripped
Security, 0.000%, due 11/15/26 and U.S. Treasury Notes, 1.250%
to 2.750%, due 02/28/18 to 08/15/23. The aggregate market value of the collateral, including accrued interest, was $204,000,081.

250,000,000	0.070		03/05/14	250,000,000
Maturity Value: $250,003,403
Settlement Date: 02/26/14

Collateralized by Federal Home Loan Mortgage Corp., 2.265% to
6.000%, due 01/01/21 to 12/01/43, Federal Home Loan
Mortgage Corp. Stripped Securities, 0.000% to 6.000%, due
09/15/27 to 11/15/43, Federal National Mortgage Association,
2.240% to 7.000%, due 06/01/16 to 11/01/43, Federal National
Mortgage Association Stripped Securities, 0.000% to 5.500%,
due 01/01/20 to 04/25/42 and Government National Mortgage
Association, 2.500% to 6.500%, due 03/15/24 to 07/15/48. The
aggregate market value of the collateral, including accrued
interest, was $255,810,777.

Credit Suisse Securities (USA) LLC
300,000,000	0.506	(a)(e)	04/02/14	300,000,000
Maturity Value: $300,244,326
Settlement Date: 02/10/14

Collateralized by various asset-backed obligations, 0.256% to
7.935%, due 11/15/19 to 03/12/51 and various mortgage-
backed obligations, 0.456% to 6.038%, due 09/15/21 to
01/25/47. The aggregate market value of the collateral,
including accrued interest, was $358,848,532.

HSBC Securities (USA), Inc.
130,000,000	0.260		03/03/14	130,000,000
Maturity Value: $130,002,817
Collateralized by various corporate security issuers, 3.750% to 10.000%, due 12/15/15 to 06/30/23. The aggregate market value of the collateral, including accrued interest, was $143,003,263.

ING Financial Markets LLC
295,000,000	0.160		03/03/14	295,000,000
Maturity Value: $295,003,933

Collateralized by various corporate security issuers, 0.435% to
7.750%, due 01/15/15 to 06/15/44 and a government security
issuer, 11.000%, due 08/17/40. The aggregate market value of the collateral, including accrued interest, was $309,807,427.

100,000,000	0.200	(a)(d)	03/07/14	100,000,000
Maturity Value: $100,203,891
Settlement Date: 04/12/13
Collateralized by Federal National Mortgage Association, 2.500% to 3.500%, due 11/01/25 to 06/01/28. The aggregate market value of the collateral, including accrued interest, was $102,002,769.

Repurchase Agreements(c) – (continued)
Joint Repurchase Agreement Account III
$ 480,000,000	0.060%		03/03/14	$480,000,000
Maturity Value: $480,002,400

JPMorgan Securities LLC
200,000,000	0.520	(e)	04/17/14	200,000,000
Maturity Value: $200,184,889
Settlement Date: 02/12/14
Collateralized by various mortgage-backed obligations, 0.000% to 6.992%, due 07/15/19 to 02/12/51. The aggregate market value of the collateral, including accrued interest, was $230,000,209.
200,000,000	0.600	(e)	08/04/14	200,000,000
Maturity Value: $200,606,667
Settlement Date: 02/03/14
Collateralized by various mortgage-backed obligations, 0.000% to 52.871%, due 04/15/17 to 08/25/47. The aggregate market value of the collateral, including accrued interest, was $230,000,490.

Merrill Lynch Government Securities, Inc.
159,900,000	0.120		03/03/14	159,900,000
Maturity Value: $159,901,599
Collateralized by U.S. Treasury Notes, 0.750% to 2.125%, due 10/31/17 to 08/31/20. The aggregate market value of the collateral, including accrued interest, was $163,098,089.
245,000,000	0.460		03/03/14	245,000,000
Maturity Value: $245,009,392

Collateralized by various auction rate preferred securities, 0.000%
to 1.218% and various Mutual Funds, 0.066% to 1.622%. The
aggregate market value of the collateral, including accrued
interest, was $264,602,215.

150,000,000	0.440	(a)(e)	04/04/14	150,000,000
Maturity Value: $150,150,333
Settlement Date: 01/17/14
Collateralized by various corporate security issuers, 0.000% to 9.000%, due 05/15/14 to 04/01/63. The aggregate market value of the collateral, including accrued interest, was $165,000,000.

Societe Generale
100,000,000	0.210		03/03/14	100,000,000
Maturity Value: $100,001,750
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $108,000,084.
310,000,000	0.210		03/03/14	310,000,000
Maturity Value: $310,005,425

Collateralized by an asset-backed obligation, 1.875%, due
10/22/17, various corporate security issuers, 2.100% to 8.750%, due 10/05/15 to 01/23/45 and various sovereign debt security issuers, 4.875% to 10.125%, due 06/16/16 to 02/17/45. The
aggregate market value of the collateral, including accrued
interest, was $325,539,149.

100,000,000	0.360		03/03/14	100,000,000
Maturity Value: $100,003,000
Collateralized by various corporate security issuers, 1.500% to 6.750%, due 04/15/14 to 10/15/39. The aggregate market value of the collateral, including accrued interest, was $110,000,334.

20	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Societe Generale (continued)
$150,000,000	0.360	%(a)	03/03/14	$150,000,000
Maturity Value: $150,004,500

Collateralized by an asset-backed obligation, 4.627%, due
01/20/24, various corporate security issuers, 1.125% to
14.750%, due 03/15/14 to 12/31/99, a municipal debt
obligation, 14.000%, due 02/01/21 and various sovereign debt security issuers, 6.375% to 8.875%, due 10/14/19 to 10/23/34.
The aggregate market value of the collateral, including accrued interest, was $163,183,201.

150,000,000	0.310	(d)	03/04/14	150,000,000
Maturity Value: $150,009,042
Settlement Date: 02/25/14
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $162,000,008.

UBS Securities LLC
175,000,000	0.430	(a)(d)	03/03/14	175,000,000
Maturity Value: $175,188,124
Settlement Date: 12/03/13
Collateralized by various corporate security issuers, 0.000% to 5.500%, due 04/15/15 to 07/15/43. The aggregate market value of the collateral, including accrued interest, was $192,499,998.
350,000,000	0.430	(a)(d)	03/07/14	350,000,000
Maturity Value: $350,380,429
Settlement Date: 12/09/13
Collateralized by various corporate security issuers, 0.250% to 10.000%, due 07/15/13 to 04/01/42. The aggregate market value of the collateral, including accrued interest, was $384,999,999.

Wells Fargo Securities LLC
250,000,000	0.400	(e)	03/17/14	250,000,000
Maturity Value: $250,252,778
Settlement Date: 12/16/13

Collateralized by various asset-backed obligations, 0.000% to
9.300%, due 07/01/15 to 06/25/48, various corporate security issuers, 0.000% to 12.000%, due 01/15/13 to 12/31/99, Federal
Home Loan Mortgage Corp., 1.305% to 4.594%, due 07/25/22
to 11/25/46, various mortgage-backed obligations, 0.048% to
7.690%, due 05/25/20 to 02/17/51 and municipal debt
obligations, 0.210% to 1.655%, due 10/01/22 to 06/25/42. The aggregate market value of the collateral, including accrued
interest, was $270,446,097.

50,000,000	0.450	(e)	04/29/14	50,000,000
Maturity Value: $50,056,875
Settlement Date: 01/28/14

Collateralized by various asset-backed obligations, 0.396% to
4.700%, due 08/21/18 to 06/25/48, various corporate security issuers, 0.000% to 10.000%, due 04/15/14 to 04/05/27, Federal
Home Loan Mortgage Corp., 1.305% to 4.887%, due 07/25/22
to 07/25/44 and various mortgage-backed obligations, 0.150%
to 6.114%, due 11/27/28 to 02/17/51. The aggregate market
value of the collateral, including accrued interest, was
$53,945,315.

Repurchase Agreements(c) – (continued)
Wells Fargo Securities LLC (continued)
$100,000,000	0.450	%(e)	05/12/14	$100,000,000
Maturity Value: $100,117,500
Settlement Date: 02/07/14

Collateralized by various asset-backed obligations, 0.467% to
6.000%, due 07/17/17 to 04/07/52, various corporate security issuers, 0.000% to 9.500%, due 03/03/14 to 09/15/29, Federal
Home Loan Mortgage Corp., 1.305% to 4.887%, due 07/25/22
to 07/25/44 and various mortgage-backed obligations, 0.316%
to 8.072%, due 04/15/34 to 02/17/51. The aggregate market
value of the collateral, including accrued interest, was
$108,436,229.

TOTAL REPURCHASE AGREEMENTS				$6,195,400,000

TOTAL INVESTMENTS – 100.0%				$31,668,285,748

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				9,074,055

NET ASSETS – 100.0%				$31,677,359,803

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2014.
(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2014, these securities amounted to $1,786,737,916 or approximately 5.6% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on February 28, 2014. Additional information on Joint Repurchase Agreement Account III appears on page 51.
(d)	The instrument is subject to a demand feature.
(e)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2014, these securities amounted to $1,300,000,000 or approximately 4.1% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
RB	— Revenue Bond
SBPA	— Standby Bond Purchase Agreement
SPA	— Standby Purchase Agreement
VRDN	— Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	21

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 32.0%
Aspen Funding Corp.
$115,000,000	0.220%		04/15/14	$114,968,375
150,000,000	0.230		04/28/14	149,944,417
200,000,000	0.230		04/30/14	199,923,333
110,076,000	0.230		05/05/14	110,030,288
Atlantic Asset Securitization LLC
25,000,000	0.150		03/21/14	24,997,917
50,000,000	0.150		03/25/14	49,995,000
130,000,000	0.200		04/15/14	129,967,500
Bank of America, N.A.
250,000,000	0.200		06/02/14	250,000,000
Chariot Funding LLC
50,000,000	0.301		03/10/14	49,996,250
50,000,000	0.301		03/28/14	49,988,750
50,000,000	0.240		04/15/14	49,985,000
50,000,000	0.300		04/15/14	49,981,250
25,000,000	0.301		06/13/14	24,978,334
25,000,000	0.301		06/16/14	24,977,708
50,000,000	0.301		07/15/14	49,943,333
CRC Funding LLC
100,000,000	0.170		03/03/14	99,999,056
Gemini Securitization Corp. LLC
150,099,000	0.210		04/08/14	150,065,728
100,000,000	0.210		04/16/14	99,973,167
310,000,000	0.220		04/30/14	309,886,333
General Electric Capital Corp.
250,000,000	0.220		05/16/14	249,883,889
200,000,000	0.220		06/03/14	199,885,111
250,000,000	0.210		07/08/14	249,811,875
Govco LLC
148,000,000	0.150		03/18/14	147,989,517
Hannover Funding Co. LLC
50,000,000	0.160		03/03/14	49,999,556
45,000,000	0.150		03/17/14	44,997,000
34,533,000	0.160		03/20/14	34,530,084
70,000,000	0.160		03/24/14	69,992,844
Jupiter Securitization Co. LLC
50,000,000	0.230		03/04/14	49,999,042
15,000,000	0.301		03/14/14	14,998,375
25,000,000	0.301		03/28/14	24,994,375
50,000,000	0.301		04/04/14	49,985,833
25,000,000	0.301		06/06/14	24,979,792
25,000,000	0.281		11/25/14	24,947,694
Kells Funding LLC
65,000,000	0.220		05/13/14	64,971,003
85,000,000	0.220		05/14/14	84,961,561
Liberty Street Funding LLC
100,000,000	0.180		03/13/14	99,994,000
Matchpoint Master Trust
50,000,000	0.180		03/12/14	49,997,250
Newport Funding Corp.
50,000,000	0.220		04/15/14	49,986,250
90,000,000	0.230		05/12/14	89,958,600
25,018,000	0.230		05/28/14	25,003,934
Nieuw Amsterdam Receivables Corp.
70,000,000	0.170		04/02/14	69,989,422
25,000,000	0.200		04/07/14	24,994,861

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)
Nieuw Amsterdam Receivables Corp. – (continued)
$50,000,000	0.180%		04/29/14	$49,985,250
Old Line Funding LLC
50,000,000	0.240		04/14/14	49,985,333
PNC Bank, N.A.
75,000,000	0.240		08/06/14	75,000,000
125,000,000	0.280		10/08/14	125,000,000
Regency Markets No. 1 LLC
200,000,000	0.140		03/20/14	199,985,222
121,583,000	0.140		03/28/14	121,570,234
Victory Receivables Corp.
70,000,000	0.150		03/25/14	69,993,000
71,231,000	0.145		03/26/14	71,223,827
90,077,000	0.180		04/10/14	90,058,985

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$4,639,255,458

Fixed Rate Municipal Debt Obligations – 0.9%
Regional Transportation Authority, Illinois RB Series 2012 A
$19,295,000	1.044%		04/01/14	$19,303,846
8,045,000	1.064		06/01/14	8,051,317
Rutgers State University of New Jersey Series C (Wachovia Bank, LIQ)
20,000,000	0.150		03/04/14	20,000,000
San Francisco, CA City & County Public Utilities Commission Series AIT
15,000,000	0.190		04/08/14	15,000,000
South Carolina State Public Service Authority Series CC
36,276,000	0.150		03/18/14	36,276,000
Vermont Economic Development Authority Series A (JPMorgan Chase Bank N.A.)
33,750,000	0.200		05/09/14	33,750,000

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$132,381,163

Time Deposit – 2.1%
Citibank, N.A.
$300,000,000	0.090%		03/03/14	$300,000,000

U.S. Government Agency Obligations – 14.1%
Federal Home Loan Bank
$205,000,000	0.126	%(a)	06/24/14	$204,980,282
73,000,000	0.125		07/01/14	72,977,377
80,000,000	0.190		07/11/14	79,994,792
162,000,000	0.245		07/25/14	162,000,000
123,000,000	0.250		07/25/14	123,000,000
99,500,000	0.135	(a)	08/15/14	99,490,719
100,000,000	0.170		09/30/14	99,990,079
81,300,000	0.245		10/07/14	81,300,000
200,000,000	0.205		10/14/14	200,000,000
180,000,000	0.200		12/26/14	180,000,000
200,000,000	0.200		01/02/15	200,000,000
175,000,000	0.210		02/27/15	175,000,000

22	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)
Federal National Mortgage Association
$200,000,000	0.124	%(a)	02/27/15	$199,950,399
Overseas Private Investment Corp. (USA)
12,500,000	0.110	(a)	03/07/14	12,500,000
157,000,000	0.120	(a)	03/07/14	157,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$2,048,183,648

U.S. Treasury Obligation – 0.2%
United States Treasury Note
$30,000,000	2.625%		07/31/14	$30,302,450

Variable Rate Municipal Debt Obligations(a) – 4.9%
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)(b)
$35,500,000	0.110%		03/03/14	$35,500,000
BlackRock MuniHoldings Investment Quality Fund VRDN Tax-Exempt Preferred Series 2011 W-7-2746 (Bank of America N.A., LIQ)(b)
42,500,000	0.240		03/07/14	42,500,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.110		03/03/14	30,000,000
BlackRock MuniYield Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 W-7-2514 (Bank of America N.A., LIQ)(b)
38,000,000	0.240		03/07/14	38,000,000
City & County of Denver, CO VRDN RB SPEARS Series 2012-DBE-1129X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
13,100,000	0.100		03/07/14	13,100,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety-MBIA) (Bayerische Landesbank, SPA)
86,000,000	0.130		03/07/14	86,000,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2012 D Subseries D-3 (Bank of Tokyo-Mitsubishi UFJ, SPA)
1,700,000	0.050		03/07/14	1,700,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2013 Subseries B-5 (Bank of Tokyo-Mitsubishi UFJ, SPA)
8,700,000	0.050		03/07/14	8,700,000
Cook County, Illinois GO VRDN Capital Improvement Series 2002 B (Bank of NY Mellon, SPA)
26,800,000	0.100		03/07/14	26,800,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase Bank N.A., LIQ)(b)
27,105,000	0.080		03/07/14	27,105,000
Hawaii State Department of Budget & Finance VRDN RB P-Floats Series 2012-MT-828 (AMBAC) (Bank of America N.A., LIQ)(b)
19,180,000	0.230		03/07/14	19,180,000
Kentucky Municipal Power Agency VRDN RB Floaters Series 2010 B002 (Assured Guaranty) (Morgan Stanley Bank, LIQ)(b)
20,000,000	0.400		03/07/14	20,000,000
Michigan Strategic Fund VRDN RB P-Floats Series 2013 MT-840 (GTY AGMT- Bank of America N.A.) (Bank of America N.A., LIQ)(b)
8,745,000	0.150		03/07/14	8,745,000

Variable Rate Municipal Debt Obligations(a) – (continued)
New Mexico Educational Assistance Foundation VRDN RB P-Floats Series 2013 TN-042 (Bank of America N.A., LIQ)(b)
$26,360,000	0.400%		03/07/14	$26,360,000
Nuveen Dividend Advantage Municipal Fund #2 VRDN Tax-Exempt Preferred Series 2010-2 (Deutsche Bank A.G., LIQ)(b)
19,300,000	0.130		03/07/14	19,300,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(b)
27,000,000	0.150		03/07/14	27,000,000
Nuveen Municipal Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010 (Citibank N.A., LIQ)(b)
7,900,000	0.120		03/07/14	7,900,000
Omaha, NE Parking Facilities Corp. VRDN RB Putters Series 2013 SGT06 (Societe Generale, LIQ)(b)
19,500,000	0.120		03/03/14	19,500,000
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-11589 Series 2008 (FGIC GO of Authority) (Citibank N.A., LIQ)(b)
18,165,000	0.080		03/07/14	18,165,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2013-DB-1201 (GO of Authority) (Deutsche Bank A.G., LIQ)(b)
15,000,000	0.080		03/07/14	15,000,000
Port of Corpus Christi Authority of Nueces County, TX VRDN RB for Flint Hills Resources Series 2003 (GTY AGMT-Flint Hills Resources)
8,500,000	0.050		03/07/14	8,500,000
Port of Corpus Christi Authority of Nueces County, TX VRDN RB for Flint Hills Resources Series 2007 (GTY AGMT-Flint Hills Resources)
30,000,000	0.050		03/07/14	30,000,000
Regents of the University of California VRDN RB Series 2011 Y-1
23,250,000	0.738		07/01/14	23,263,726
State Board of Regents of the State of Utah VRDN RB for Student Loans Series 2014 A (Royal Bank of Canada, LOC)
25,000,000	0.100		03/07/14	25,000,000
Texas State GO VRDN Refunding Taxable Series 2010 D RMKT (Bank of Tokyo- Mitsubishi UFJ, SPA)
12,220,000	0.100		03/07/14	12,220,000
Texas State GO VRDN Refunding Taxable Series 2010 E (Sumitomo Mitsui Banking Corp., LIQ)
21,450,000	0.100		03/07/14	21,450,000
Texas State GO VRDN Refunding Taxable Veterans Series 2010 B RMKT (Sumitomo Mitsui Banking Corp., SPA)
18,800,000	0.100		03/07/14	18,800,000
University of Massachusetts Building Authority Project VRDN RB Senior Series 2008-1 (JPMorgan Chase Bank N.A., SPA)
51,755,000	0.070		03/07/14	51,755,000
Wisconsin Housing & Economic Development Authority VRDN RB for Home Ownership Series 2008 A RMKT (BMO Harris Bank N.A., SPA)
1,500,000	0.050		03/07/14	1,500,000
Wisconsin Housing & Economic Development Authority VRDN RB for Home Ownership Series 2008 B (BMO Harris Bank N.A., SPA)
11,015,000	0.080		03/07/14	11,015,000
Wisconsin Housing & Economic Development Authority VRDN RB for Home Ownership Series 2008 B RMKT (GO of Authority) (Federal Home Loan Bank, SPA)
800,000	0.050		03/07/14	800,000

The accompanying notes are an integral part of these financial statements.	23

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Municipal Debt Obligations(a) – (continued)
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo & Co., LIQ)(b)
$9,815,000	0.070%		03/07/14	$9,815,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$704,673,726

Variable Rate Obligations(a) – 13.8%
JPMorgan Chase Bank NA
$550,000,000	0.322%		01/07/15	$550,000,000
Kells Funding LLC
50,000,000	0.188	(b)	03/03/14	50,000,000
100,000,000	0.195	(b)	07/31/14	99,995,970
Metropolitan Life Global Funding I
250,000,000	0.470	(b)	05/09/14	250,000,000
Providence Health & Services (U.S. Bank N.A., SBPA)
46,790,000	0.120		03/07/14	46,790,000
State Street Bank & Trust Co.
500,000,000	0.333		12/18/14	500,000,000
Versailles Commercial Paper LLC
170,000,000	0.214	(b)	04/04/14	170,000,000
Wells Fargo Bank N.A.
205,000,000	0.346		12/22/14	205,000,000
125,000,000	0.335		01/20/15	125,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$1,996,785,970

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$9,851,582,415

Repurchase Agreements(c) – 32.0%
BNP Paribas Securities Corp.
$200,000,000	0.180	%(a)(d)	03/03/14	$200,000,000
Maturity Value: $200,357,000
Settlement Date: 03/11/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
6.500%, due 09/01/15 to 02/01/44 and Federal National
Mortgage Association, 2.000% to 9.000%, due 07/01/17 to
01/01/44. The aggregate market value of the collateral,
including accrued interest, was $204,000,002.

BNYMellon Investments
311,600,000	0.050		03/03/14	311,600,000
Maturity Value: $311,601,298
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $318,458,401.

Repurchase Agreements(c) – (continued)
Citibank, N.A.
$250,000,000	0.070%		03/05/14	$250,000,000
Maturity Value: $250,003,403
Settlement Date: 02/26/14

Collateralized by Federal Home Loan Mortgage Corp., 1.907% to
6.000%, due 05/01/18 to 12/01/43, Federal Home Loan
Mortgage Corp. Stripped Securities, 0.000% to 3.500%, due
09/15/27 to 11/15/43, Federal National Mortgage Association,
2.295% to 6.500%, due 04/01/15 to 02/01/44, Federal National
Mortgage Association Stripped Securities, 0.000% to 5.000%,
due 01/01/20 to 04/25/42 and Government National Mortgage
Association, 3.000% to 6.500%, due 01/20/18 to 04/15/42. The
aggregate market value of the collateral, including accrued
interest, was $256,175,523.

Federal Reserve Bank of New York
1,100,000,000	0.050		03/03/14	1,100,000,000
Maturity Value: $1,100,004,583
Collateralized by U.S. Treasury Bond, 3.000%, due 05/15/42. The market value of the collateral, including accrued interest, was $1,100,004,639.

ING Financial Markets LLC
250,000,000	0.140	(a)(d)	03/07/14	250,000,000
Maturity Value: $250,262,501
Settlement Date: 12/02/13

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
5.000%, due 03/01/40 to 08/01/42, Federal National Mortgage
Association, 3.500% to 6.445%, due 10/25/35 to 01/01/43 and
Government National Mortgage Association, 1.625% to
4.500%, due 09/20/33 to 11/20/42. The aggregate market value of the collateral, including accrued interest, was $255,005,489.

100,000,000	0.200	(a)(d)	03/07/14	100,000,000
Maturity Value: $100,203,891
Settlement Date: 04/12/13
Collateralized by Federal National Mortgage Association, 2.500% to 3.500%, due 06/01/28 to 09/01/42. The aggregate market value of the collateral, including accrued interest, was $102,001,119.

Joint Repurchase Account III
1,400,000,000	0.060		03/03/14	1,400,000,000
Maturity Value: $1,400,007,000

JPMorgan Securities LLC
150,000,000	0.600	(e)	08/04/14	150,000,000
Maturity Value: $150,455,000
Settlement Date: 02/03/14
Collateralized by various mortgage-backed obligations, 0.306% to 6.895%, due 11/05/21 to 06/12/50. The aggregate market value of the collateral, including accrued interest, was $172,502,622.

24	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Merrill Lynch Government Securities, Inc.
$100,000,000	0.120%		03/03/14	$100,000,000
Maturity Value: $100,001,000
Collateralized by U.S. Treasury Note, 1.750%, due 10/01/20. The market value of the collateral, including accrued interest, was $102,000,040.
300,000,000	0.460		03/03/14	300,000,000
Maturity Value: $300,011,500

Collateralized by various auction rate preferred securities, 0.000%
to 1.372%, due 12/31/18 and various mutual funds. The
aggregate market value of the collateral, including accrued
interest, was $324,020,412.

80,000,000	0.440	(a)(e)	04/04/14	80,000,000
Maturity Value: $80,080,178
Settlement Date: 01/17/14
Collateralized by various corporate security issuers, 0.000% to 9.000%, due 05/15/14 to 04/01/63. The aggregate market value of the collateral, including accrued interest, was $88,000,002.

Wells Fargo Securities LLC
250,000,000	0.400	(e)	03/19/14	250,000,000
Maturity Value: $250,250,000
Settlement Date: 12/19/13

Collateralized by various asset-backed obligations, 0.000% to
9.300%, due 07/01/15 to 08/27/51, various corporate security issuers, 0.000% to 10.500%, due 03/05/14 to 12/31/99, various mortgage-backed obligations, 0.000% to 6.250%, due 09/15/21
to 02/17/51 and a municipal debt obligation, 0.210%, due
07/01/27. The aggregate market value of the collateral,
including accrued interest, was $270,692,261.

50,000,000	0.450	(e)	04/29/14	50,000,000
Maturity Value: $50,056,875
Settlement Date: 01/28/14

Collateralized by various asset-backed obligations, 0.000% to
6.650%, due 08/09/19 to 06/25/48, various corporate security issuers, 0.000% to 8.750%, due 03/07/14 to 04/15/40, Federal
Home Loan Mortgage Corp., 1.305% to 4.887%, due 07/25/22
to 07/25/44 and various mortgage-backed obligations, 0.426%
to 5.750%, due 02/25/34 to 02/17/51. The aggregate market
value of the collateral, including accrued interest, was
$53,734,300.

100,000,000	0.450	(e)	05/12/14	100,000,000
Maturity Value: $100,117,500
Settlement Date: 02/07/14

Collateralized by various asset-backed obligations, 0.000% to
5.380%, due 01/17/17 to 06/25/48, various corporate security issuers, 0.000% to 9.250%, due 03/07/14 to 07/15/38, Federal
Home Loan Mortgage Corp., 1.305% to 4.887%, due 07/25/22
to 07/25/44 and various mortgage-backed obligations, 0.306%
to 6.000%, due 12/13/28 to 02/17/51. The aggregate market
value of the collateral, including accrued interest, was
$107,973,920.

TOTAL REPURCHASE AGREEMENTS				$4,641,600,000

TOTAL INVESTMENTS – 100.0%				$14,493,182,415

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				1,386,848

NET ASSETS – 100.0%				$14,494,569,263

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2014.
(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2014, these securities amounted to $917,165,970 or approximately 6.3% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on February 28, 2014. Additional information on Joint Repurchase Agreement Account III appears on page 51.
(d)	The instrument is subject to a demand feature.
(e)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2014, these securities amounted to $630,000,000 or approximately 4.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SBPA	— Standby Bond Purchase Agreement
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	25

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 99.8%
California – 99.8%
ABAG Finance Authority for Non-Profit Corporations VRDN RB for Sharp Healthcare Series 2009-C (Citibank N.A., LOC)
$450,000	0.030%	03/07/14	$450,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area CR-PT-4708 Series 2011 (Bank of America N.A., LIQ)(a)
1,000,000	0.030	03/07/14	1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013-MT-841 (Bank of America N.A., LIQ)(a)
800,000	0.050	03/07/14	800,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
2,600,000	0.050	03/07/14	2,600,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2007 D-2 RMKT (JPMorgan Chase Bank N.A., LOC)
4,800,000	0.030	03/07/14	4,800,000
California Educational Facilities Authority RB for Stanford University Series 2008 T-4
3,415,000	5.000	03/15/14	3,421,158
California Educational Facilities Authority VRDN RB for California Institute of Technology Floater Certificates Series 2009-42C (GO of Institution) (Wells Fargo & Co., LIQ)(a)
995,000	0.050	03/07/14	995,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Series 2006-B (GO of Institution)
3,900,000	0.010	03/07/14	3,900,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank, LIQ)(a)
3,680,000	0.040	03/07/14	3,680,000
California Educational Facilities Authority VRDN RB for Scripps College Putters Series 2008-2953 (JPMorgan Chase Bank N.A., LIQ)(a)
2,300,000	0.040	03/07/14	2,300,000
California Educational Facilities Authority VRDN RB for Stanford University Series 1999 L
3,700,000	0.020	03/07/14	3,700,000
California Educational Facilities Authority VRDN RB for University of Southern California Eagle Series 2007-0064 Class A (Citibank N.A., LIQ)(a)
1,000,000	0.040	03/07/14	1,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B (Barclays Bank PLC, LIQ)(a)
1,100,000	0.040	03/07/14	1,100,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2010-3144 (Morgan Stanley Bank N.A., LIQ)(a)
2,976,640	0.030	03/03/14	2,976,640
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
690,000	0.040	03/07/14	690,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1993 L
1,650,000	0.020	03/07/14	1,650,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
3,881,000	0.030	03/07/14	3,881,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011-PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
1,760,000	0.200	03/07/14	1,760,000

Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
$3,000,000	0.080%	03/07/14	$3,000,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare Series 2004 K (Mizuho Corp. Bank Ltd., LOC)
1,000,000	0.020	03/07/14	1,000,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 2005 H (Sumitomo Mitsui Banking, LOC)
4,000,000	0.030	03/07/14	4,000,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 B
5,300,000	0.020	03/07/14	5,300,000
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
2,400,000	0.090	03/07/14	2,400,000
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Series 2012 0-48 (Royal Bank of Canada, LIQ)(a)
4,000,000	0.030	03/07/14	4,000,000
California Health Facilities Financing Authority VRDN RB for Lucille Packard Children’s Hospital P-Floats Series 2012 PT-4726 (Bank of America N.A., LIQ)(a)
1,070,000	0.060	03/07/14	1,070,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services P-Floats Series 2009-PT-4646 (Bank of America N.A., LIQ)(a)
4,190,000	0.040	03/07/14	4,190,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services Putters Series 2010-3630 (JPMorgan Chase Bank N.A., LIQ)(a)
2,440,000	0.040	03/07/14	2,440,000
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 B (U.S. Bank N.A., LOC)
2,375,000	0.030	03/03/14	2,375,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floater Series 2014 0-76 (Royal Bank of Canada, LIQ)(a)
2,500,000	0.040	03/07/14	2,500,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
1,500,000	0.040	03/07/14	1,500,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Deutsche Bank A.G., LIQ)(a)
1,000,000	0.070	03/07/14	1,000,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008-B-1
2,000,000	0.020	03/07/14	2,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-1
2,450,000	0.530	04/01/14	2,450,715
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-2
4,000,000	0.530	04/01/14	4,001,181
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Boards Series 2010 A (GTY AGMT-Chevron Corp.)
5,250,000	0.020	03/03/14	5,250,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Boards Series 2010 B (GTY AGMT-Chevron Corp.)
2,900,000	0.020	03/03/14	2,900,000

26	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Boards Series 2010 C (GTY AGMT-Chevron Corp.)
$1,400,000	0.020%	03/03/14	$1,400,000
California State Department of Water Resources Power Supply RB Series 2010 L
4,210,000	5.000	05/01/14	4,243,386
California State Department of Water Resources Power Supply RB Series 2010 M
3,895,000	5.000	05/01/14	3,925,975
California State University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
1,475,000	0.180	03/07/14	1,475,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) (Citibank N.A., LIQ)(a)
3,000,000	0.050	03/07/14	3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 8-B
1,500,000	0.140	10/02/14	1,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 9B-1
1,000,000	0.200	03/03/14	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 D
1,000,000	0.200	06/09/14	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 K
750,000	0.200	04/08/14	750,000
2,000,000	0.200	05/05/14	2,000,000
1,500,000	0.200	06/05/14	1,500,000
California Statewide Communities Development Authority VRDN PCRB Refunding for Chevron USA Inc. Project Series 2002 (GTY AGMT- Chevron Corp.)
600,000	0.020	03/03/14	600,000
California Statewide Communities Development Authority VRDN RB for Health Facility Community Hospital Monterey Peninsula Series 2011 B (U.S. Bank N.A., LOC)
4,000,000	0.020	03/07/14	4,000,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A., LOC)
3,650,000	0.030	03/03/14	3,650,000

California Statewide Communities Development Authority VRDN RB for Kaiser
Permanente Series 2003 B (GTY AGMT-Kaiser Foundation Health Plan, Inc.,
Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset
Management, Inc.)

500,000	0.030	03/07/14	500,000
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Union Bank N.A., LOC)
6,400,000	0.030	03/07/14	6,400,000
City of Santa Clara Electric VRDN RB Series 2008 Subseries B (Bank of Tokyo- Mitsubishi UFJ, LOC)
4,230,000	0.030	03/07/14	4,230,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G., LIQ)(a)
1,835,000	0.090	03/07/14	1,835,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
1,000,000	0.040	03/07/14	1,000,000

Municipal Debt Obligations – (continued)
California – (continued)
East Bay Municipal Utility District VRDN RB Water System Refunding Series 2008 Subseries A-4 RMKT (Wells Fargo Bank N.A., SPA)
$2,800,000	0.020%	03/07/14	$2,800,000
East Bay Municipal Utility District VRDN RB Water System Refunding Series 2008 Subseries B-3 RMKT (Wells Fargo Bank N.A., SPA)
1,100,000	0.020	03/07/14	1,100,000
East Bay Municipal Utility District Wastewater System VRDN RB Refunding Series 2008 Subseries C RMKT (Bank of NY Mellon, SPA)
900,000	0.030	03/07/14	900,000
Los Angeles Community College District GO VRDN Series 2011-O-4 (Royal Bank of Canada, LIQ)(a)
2,500,000	0.030	03/07/14	2,500,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (FNMA, LIQ)
7,135,000	0.030	03/07/14	7,135,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA) (FNMA, LIQ)
1,200,000	0.030	03/07/14	1,200,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (FNMA, LIQ)
2,436,000	0.030	03/07/14	2,436,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-27B (Barclays Bank PLC, LIQ)(a)
1,300,000	0.040	03/07/14	1,300,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,645,000	0.040	03/07/14	2,645,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.040	03/07/14	5,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-4 (JP Morgan Chase Bank N.A., SPA)
3,100,000	0.030	03/07/14	3,100,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 (Barclays Bank PLC, SPA)
2,000,000	0.020	03/07/14	2,000,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-1 (Royal Bank of Canada, SPA)
1,400,000	0.020	03/07/14	1,400,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-6 (Barclays Bank PLC, SPA)
1,000,000	0.020	03/03/14	1,000,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-7 (Barclays Bank PLC, SPA)
3,000,000	0.020	03/07/14	3,000,000
Los Angeles Department of Water & Power Waterworks VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A., LIQ)(a)
5,215,000	0.040	03/03/14	5,215,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
5,500,000	0.020	03/07/14	5,499,980
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC, SPA)
15,000	0.020	03/07/14	15,000

The accompanying notes are an integral part of these financial statements.	27

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
Metropolitan Water District of Southern California VRDN RB Series 2000 B-3 (Wells Fargo Bank N.A., SPA)
$1,600,000	0.010%	03/03/14	$1,600,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA) (FNMA, LIQ)
4,000,000	0.030	03/07/14	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC, LIQ)
4,600,000	0.030	03/07/14	4,600,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.060	03/07/14	2,000,000
Orange County Water District CP Series 94 (Bayerische Landesbank Gironzentrale, LOC)
1,000,000	0.090	03/04/14	1,000,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.040	03/07/14	2,000,000
Riverside County Teeter Obligation RN Series 2013 D
2,000,000	2.000	10/15/14	2,022,437
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4354 (JPMorgan Chase Bank, N.A., LIQ)(a)
1,875,000	0.040	03/07/14	1,875,000
Riverside Unified School District GO VRDN Floaters Series 2009-3017 (AGC-ICC- NATL-RE) (Morgan Stanley Bank, LIQ)(a)
4,855,000	0.180	03/07/14	4,855,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C-RMKT (FNMA) (FNMA, LIQ)
2,490,000	0.030	03/07/14	2,490,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp., LOC)
2,000,000	0.030	03/07/14	2,000,000
San Diego Community College District GO VRDN Floater Series 2011-O-8 (Royal Bank of Canada, LIQ)(a)
1,000,000	0.030	03/07/14	1,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
570,000	0.050	03/07/14	570,000
San Diego County & School District TRANS Series 2013 B-2
1,000,000	2.000	04/30/14	1,002,921
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 A (JPMorgan Chase Bank N.A., SPA)
2,300,000	0.030	03/07/14	2,300,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
2,650,000	0.020	03/07/14	2,650,000
San Diego Water Authority CP Series 2014-95-1 (Bayerische Landesbank Gironzentrale, LIQ)
4,000,000	0.080	03/04/14	4,000,000
Santa Clara County Financing Authority VRDN RB Refunding for Multiple Facilities Projects Series 2008 M (Bank of America N.A., LOC)
5,400,000	0.050	03/07/14	5,400,000

Municipal Debt Obligations – (continued)
California – (continued)
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp. SPA)
$4,500,000	0.020%	03/07/14	$4,500,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding Series 2008 B (Barclays Bank PLC, SPA)
1,110,000	0.020	03/07/14	1,110,000
Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
775,000	0.110	03/07/14	775,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
1,000,000	0.050	03/07/14	1,000,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
2,000,000	0.020	03/07/14	2,000,000
State of California Department of Water Resources CP Series 2014-1 (Bank of Montreal, LIQ)
2,012,000	0.080	03/14/14	2,012,000
State of California Department of Water Resources RB Refunded for Central Valley Project Series 2005-AC (NATL-RE)
1,250,000	5.000	12/01/14	1,295,046
State of California Department of Water Resources RB Unrefunded for Central Valley Project Series 2005-AC (NATL-RE)
1,540,000	5.000	12/01/14	1,595,639
State of California Economic Recovery GO Series 2004 A (NATL)(b)
3,185,000	5.250	07/01/14	3,238,038
State of California GO Refunding Series 2005 (NATL)
3,140,000	5.000	03/01/14	3,140,000
State of California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
1,700,000	0.080	03/07/14	1,700,000
State of California Kindergarten GO VRDN Series 2004-B-2 (Citibank N.A., LOC)
600,000	0.020	03/03/14	600,000
State of California RANS Series 2013-A-2
4,700,000	2.000	06/23/14	4,725,935
The Regents of the University of California Medical Center Pooled VRDN RB Series 2007 B-2 (Wells Fargo Bank N.A., SPA)
2,000,000	0.020	03/03/14	2,000,000
The Regents of the University of California RB Series 2013-AF
1,810,000	2.000	05/15/14	1,816,725
The Regents of the University of California VRDN RB Municipal Floaters Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
1,000,000	0.040	03/07/14	1,000,000
University of California RB Unrefunded Series 2007 K (NATL-RE)
1,160,000	5.000	05/15/14	1,171,420
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank N.A., LIQ)
2,500,000	0.040	03/07/14	2,500,000
University of California VRDN RB ROCS RR-II R-12328 Series 2012 (AGM) (Citibank N.A., LIQ)(a)
3,100,000	0.040	03/03/14	3,100,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (GTY-AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)(a)
3,000,000	0.070	03/07/14	3,000,000

28	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-1 (Citibank N.A., SPA)
$3,045,000	0.050%	03/07/14	$3,045,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-2 (Citibank N.A., SPA)
2,900,000	0.050	03/07/14	2,900,000

TOTAL INVESTMENTS – 99.8%			$277,926,196

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			520,803

NET ASSETS – 100.0%			$278,446,999

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2014, these securities amounted to $82,371,640 or approximately 29.6% of net assets.
(b)	All or a portion represent a forward commitment.

Investment Abbreviations:
AGC-ICC	—American General Contractors-Interstate Commerce Commission
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
COPS	—Certificates of Participation
CP	—Commercial Paper
CR	—Custodial Receipts
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MF Hsg	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
NATL-RE	—National Reinsurance Corp.
PCRB	—Pollution Control Revenue Bond
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
RN	—Revenue Notes
RMKT	—Remarketed
ROCS	—Reset Option Certificates
RR	—Revenue Refunding
SPA	—Standby Purchase Agreement
SPEARS	—Short Puttable Exempt Adjustable Receipts
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	29

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 99.9%
New York – 99.9%
Buffalo Fiscal Stability Authority RB Sales Tax & State Aid Secured Series 2005 B (NATL-RE)
$750,000	5.000%	09/01/14	$767,791
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank N.A., LOC)
4,900,000	0.030	03/07/14	4,900,000
County of Orange, New York GO Various Purposes Series 2009
870,000	3.000	07/01/14	877,979
County of Westchester, New York GO Series 2009 C
625,000	5.000	11/01/14	644,926
Erie County Fiscal Stability Authority RB Sales Tax & State Aid Secured Series 2010 C
1,215,000	4.000	03/15/14	1,216,731
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(a)
2,200,000	0.180	03/07/14	2,200,000
Metropolitan Transportation Authority RB for Transportation Series 2003 A (NATL)
2,000,000	5.000	11/15/14	2,068,187
Metropolitan Transportation Authority RB for Transportation Series 2013 E
1,000,000	2.000	11/15/14	1,012,531
Metropolitan Transportation Authority VRDN RB for Transportation Series 2013 Subseries G-1A
3,255,000	0.306	11/01/14	3,255,000
Nassau County IDA Civic Facility Refunding & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A., SPA)
4,100,000	0.020	03/03/14	4,100,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-1 (Bank of NY Mellon, SPA)
3,085,000	0.030	03/07/14	3,085,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
1,815,000	0.040	03/07/14	1,815,000
New York City GO Series 2013 D
1,000,000	4.000	08/01/14	1,015,944
New York City GO VRDN Series 1993 Subseries A-6 (Helaba, LOC)
465,000	0.070	03/07/14	465,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
1,000,000	0.060	03/07/14	1,000,000
New York City GO VRDN Series 2011 A-5 (Bank of Nova Scotia, SPA)
400,000	0.030	03/03/14	400,000
New York City Health & Hospital Corp. VRDN RB for Health System Series 2008 B (GO of Corp.) (TD Bank N.A., LOC)
4,200,000	0.020	03/07/14	4,200,000
New York City Health & Hospital Corp. VRDN RB for Health System Series 2008 C (GO of Corp.) (TD Bank N.A., LOC)
1,000,000	0.020	03/07/14	1,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 Washington Street Series 2005 A (FNMA, LIQ)
7,700,000	0.030	03/07/14	7,700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2011 Subseries A-2 (Mizuho Corporate Bank, SPA)
500,000	0.030	03/03/14	500,000

Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured RB Refunding Series 2004 Subseries D-2
$1,000,000	5.000%	05/01/14	$1,008,038
New York City Transitional Finance Authority Future Tax Secured VRDN RB Series 2013 Subseries A-4 (Wells Fargo Bank N.A., SPA)
1,000,000	0.030	03/03/14	1,000,000
New York City Transitional Finance Authority VRDN for Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg, LIQ)
2,600,000	0.040	03/07/14	2,600,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 C (Morgan Stanley Bank, LOC)
650,000	0.050	03/03/14	650,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank N.A., SPA)
90,000	0.040	03/07/14	90,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
3,250,000	0.030	03/07/14	3,250,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
600,000	0.030	03/07/14	600,000
New York City Trust for Cultural Resources VRDN RB for Museum of Modern Art Series 2008-3316 (Bank of America N.A., LIQ)(a)
5,200,000	0.080	03/07/14	5,200,000
New York City Trust for Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank N.A., LOC)
3,035,000	0.020	03/07/14	3,035,000
New York City Trust for Cultural Resources VRDN RB for The Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A., LIQ)(a)
2,400,000	0.040	03/07/14	2,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B1 (U.S. Bank N.A., SPA)
4,900,000	0.030	03/07/14	4,900,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
4,000,000	0.060	03/07/14	4,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
500,000	0.020	03/07/14	500,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
5,600,000	0.040	03/07/14	5,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A., LIQ)(a)
1,000,000	0.030	03/07/14	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
6,100,000	0.020	03/07/14	6,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Wells Fargo Bank N.A., LOC)
5,250,000	0.030	03/07/14	5,250,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
4,045,000	0.030	03/07/14	4,045,000

30	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A., LIQ)(a)
$2,900,000	0.040%	03/07/14	$2,900,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
2,000,000	0.030	03/07/14	2,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
2,690,000	0.030	03/07/14	2,690,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A., LOC)
1,725,000	0.020	03/07/14	1,725,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A., LOC)
3,055,000	0.020	03/07/14	3,055,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
3,205,000	0.030	03/03/14	3,205,000
New York State Dormitory Authority VRDN RB for Columbia University Series 2003 B RMKT
5,050,000	0.020	03/07/14	5,050,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
1,800,000	0.040	03/07/14	1,800,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3209 (JPMorgan Chase Bank N.A., LIQ)(a)
4,955,000	0.040	03/07/14	4,955,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA, LIQ)
200,000	0.030	03/07/14	200,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2008 A RMKT (FHLMC, LIQ) (FHLMC, LOC)
2,000,000	0.020	03/07/14	2,000,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2010 A RMKT (FHLMC, LOC) (FHLMC, LIQ)
3,000,000	0.020	03/07/14	3,000,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
700,000	0.040	03/07/14	700,000
New York State Housing Finance Agency VRDN RB for Clinton Park Housing Series 2010 A RMKT (FHLMC, LIQ)
2,000,000	0.030	03/07/14	2,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
700,000	0.030	03/07/14	700,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
4,000,000	0.080	03/07/14	4,000,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,500,000	0.240	03/07/14	1,500,000

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Local Government Assistance Corp. RB Refunding Series 1993 E (AGM-CR GO of Corp.)
$1,705,000	6.000%	04/01/14	$1,713,321
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A.)
1,900,000	0.030	03/07/14	1,900,000
New York State Local Government Assistance Corp. VRDN RB Series 1997 SG-100 (NATL-RE-IBC GO of Corp.) (Societe Generale)
2,420,000	0.160	03/07/14	2,420,000
New York State Power Authority CP Series 2014-1 (JPMorgan Chase Bank N.A., LOC) (Bank of Nova Scotia, LOC) (State Street Bank & Trust, LOC) (Wells Fargo Bank N.A., LOC) (Bank of New York Mellon, LOC)
7,500,000	0.060	03/14/14	7,500,000
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2012 A
2,315,000	5.000	04/01/14	2,324,303
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
1,000,000	0.030	03/07/14	1,000,000
New York State Urban Development Corp. VRDN RB for State Personal Income Tax Putters Series 2013-4429 (JPMorgan Chase Bank N.A.,LIQ)(a)
2,500,000	0.050	03/03/14	2,500,000
Northport-East Northport Union Free School District GO TANS Series 2013 (State Aid Withholding)
2,500,000	1.250	06/26/14	2,508,093
Port Authority of New York & New Jersey CP Series 2014 B
2,435,000	0.100	06/03/14	2,435,000
Port Authority of New York & New Jersey VRDN RB Floater Trust Series 2011-17B (GO of Authority) (Barclays Bank PLC, LIQ)(a)
2,150,000	0.040	03/07/14	2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A., LIQ)(a)
2,130,000	0.040	03/07/14	2,130,000
Suffolk County, New York Water Authority VRDN BANS Series 2011 B
1,000,000	0.430	04/01/14	1,000,157
Town of Hempstead, New York GO Public Improvement Series 2011 A
2,255,000	3.000	08/01/14	2,281,853
Triborough Bridge & Tunnel Authority RB Refunding General Series 2002 B
50,000	5.250	11/15/14	51,666
Triborough Bridge & Tunnel Authority VRDN RB General Series 2005 B-2A RMKT (GO of Authority) (California Public Employees Retirement System, LOC)
1,980,000	0.030	03/03/14	1,980,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Helaba, SPA)
1,900,000	0.040	03/03/14	1,900,000

TOTAL INVESTMENTS – 99.9%			$170,726,520

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			188,924

NET ASSETS – 100.0%			$170,915,444

The accompanying notes are an integral part of these financial statements.	31

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2014, these securities amounted to $38,335,000 or approximately 22.4% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
CR	— Custodial Receipts
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
VRDN	— Variable Rate Demand Notes

32	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 99.3%
Alabama – 3.3%
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Putters Series 2008-2959 (JPMorgan Chase Bank N.A., LIQ)(a)
$6,370,000	0.040%	03/07/14	$6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Solar Eclipse Series 2007-0046 (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
16,435,000	0.030	03/07/14	16,435,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A
9,700,000	0.030	03/03/14	9,700,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E
900,000	0.060	03/03/14	900,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.030	03/03/14	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.030	03/03/14	25,000,000
East Alabama Health Care Authority VRDN RB Series 2012 B
15,000,000	0.060	03/07/14	15,000,000
Huntsville Health Care Authority CP Series 2014
29,000,000	0.100	03/03/14	29,000,000
25,000,000	0.090	04/01/14	25,000,000
Mobile County Industrial Development Authority Pollution Control VRDN RB Refunding for Exxon Mobil Project Series 2002 (GTY AGMT-Exxon Mobil Corporation)
900,000	0.030	03/03/14	900,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998
37,290,000	0.060	03/07/14	37,290,000

			186,595,000

Alaska – 1.9%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
50,530,000	0.020	03/07/14	50,530,000
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (GO of Corp.) (Bank of America N.A., SPA)
20,335,000	0.040	03/07/14	20,335,000
Alaska Housing Finance Corp. VRDN RB for General Housing Putters Series 2013-4324 (NATL-RE GO OF CORP) (JPMorgan Chase Bank N.A., LIQ)(b)
12,640,000	0.130	05/08/14	12,640,000
Alaska Housing Finance Corp. VRDN RB for Governmental Purpose Series 2001 B RMKT (GO of Corp.)
15,600,000	0.040	03/07/14	15,600,000
City of Valdez Marine Terminal VRDN RB Floater Certificates Series 2011-73C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
9,520,000	0.050	03/07/14	9,520,000

			108,625,000

Arizona – 2.3%
Arizona Health Facilities Authority VRDN RB for Banner Health P-Floats-PT-4695 Series 2011 (Bank of America N.A., LIQ)(a)
10,500,000	0.080	03/07/14	10,500,000

Municipal Debt Obligations – (continued)
Arizona – (continued)
Arizona Health Facilities Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1082 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$18,500,000	0.080%	03/07/14	$18,500,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank N.A., LIQ)(a)
6,605,000	0.040	03/07/14	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank N.A., LIQ)(a)
4,065,000	0.040	03/07/14	4,065,000
Arizona State Unemployment Insurance TANS Series 2013 A
10,000,000	1.500	05/07/14	10,024,306
Arizona State Unemployment Insurance TANS Series 2013 B
10,000,000	1.500	05/21/14	10,029,187
Maricopa County IDA Senior Living Facilities VRDN RB Refunding for Christian Care Apartments Series 2005 A (FNMA) (FNMA, LIQ)
10,430,000	0.040	03/07/14	10,430,000
Phoenix Civic Improvement Corp. Water System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank N.A., LIQ)(a)
7,140,000	0.040	03/07/14	7,140,000
Phoenix GO VRDN Floaters Series 2007-1882 (Wells Fargo Bank N.A., LIQ)
17,315,000	0.030	03/07/14	17,315,000
Salt River Project Agricultural Improvement & Power District Electric System Municipal Trust Receipts VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC, LIQ)(a)
5,000,000	0.050	03/07/14	5,000,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A., SPA)
13,275,000	0.030	03/07/14	13,275,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floater Series 2009-40C (Wells Fargo & Co., LIQ)(a)
13,100,000	0.070	03/07/14	13,100,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC, LIQ)(a)
4,050,000	0.050	03/07/14	4,050,000

			130,033,493

California – 13.2%
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013-MT-841 (Bank of America N.A., LIQ)(a)
4,110,000	0.050	03/07/14	4,110,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
6,145,000	0.050	03/07/14	6,145,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank, LIQ)(a)
2,700,000	0.040	03/07/14	2,700,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2013-3346 (Morgan Stanley Bank, LIQ)(a)
3,000,000	0.050	03/07/14	3,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
7,305,000	0.040	03/07/14	7,305,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
9,289,000	0.030%	03/07/14	9,289,000

The accompanying notes are an integral part of these financial statements.	33

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011-PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
$19,290,000	0.200%	03/07/14	$19,290,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
26,000,000	0.080	03/07/14	26,000,000
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
10,595,000	0.090	03/07/14	10,595,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
7,330,000	0.040	03/07/14	7,330,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Deutsche Bank A.G., LIQ)(a)
5,000,000	0.070	03/07/14	5,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-1
10,800,000	0.530	04/01/14	10,802,995
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-2
49,200,000	0.530	04/01/14	49,214,534
California State University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
19,000,000	0.180	03/07/14	19,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2004 I
27,500,000	0.200	04/03/14	27,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2008-B
15,000,000	0.200	07/02/14	15,000,000
50,500,000	0.140	10/02/14	50,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009-B-1
12,000,000	0.200	03/03/14	12,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009B-3
9,500,000	0.190	09/02/14	9,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 D
19,000,000	0.200	06/09/14	19,000,000
10,000,000	0.200	07/02/14	10,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 K
14,250,000	0.200	04/08/14	14,250,000
5,000,000	0.200	05/05/14	5,000,000
3,610,000	0.200	06/05/14	3,610,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
10,035,000	0.040	03/07/14	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
9,800,000	0.050	03/07/14	9,800,000

Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2013-DBE-1185 (Deutsche Bank A.G., LIQ)(a)
$17,430,000	0.080%	03/07/14	$17,430,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G., LIQ)(a)
4,200,000	0.090	03/07/14	4,200,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0004-1 Class A (Citibank N.A., LIQ)(a)
10,000,000	0.040	03/07/14	10,000,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
5,600,000	0.040	03/07/14	5,600,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (FNMA, LIQ)
8,600,000	0.030	03/07/14	8,600,000
Los Angeles Department of Airports VRDN RB Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
5,000,000	0.040	03/07/14	5,000,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,600,000	0.040	03/07/14	2,600,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.040	03/07/14	2,500,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase Bank N.A., LIQ)(a)
8,795,000	0.040	03/07/14	8,795,000
Los Angeles Department of Water & Power VRDN RB Series 2002 Subseries A-2 (JPMorgan Chase Bank N.A., SPA)
15,000,000	0.040	03/07/14	15,000,000
Ocean County Water District CP Series 2014-94 (Bayerische Landesbank, LOC)
7,000,000	0.090	03/04/14	7,000,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
5,350,000	0.060	03/07/14	5,350,000
Riverside County Teeter Obligation RN Series 2013 D
23,000,000	2.000	10/15/14	23,258,022
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4364 (JPMorgan Chase Bank N.A., LIQ)(a)
6,365,000	0.040	03/07/14	6,365,000
Riverside Unified School District GO VRDN Floaters Series 2009-3017 (AGC-ICC-NATL-RE) (Morgan Stanley Bank, LIQ)(a)
4,000,000	0.180	03/07/14	4,000,000
Sacramento Municipal Utility District VRDN RB SPEARS Series 2013-DBE-1186 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
3,750,000	0.080	03/07/14	3,750,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
5,470,000	0.050	03/07/14	5,470,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
15,000,000	0.020	03/07/14	15,000,000
San Diego County School District TRANS Series 2013 B-2
6,025,000	2.000	04/30/14	6,042,598

34	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
San Diego County Water Authority CP Series 2014-95-1 (Bayerische Landesbank, LIQ)
$16,000,000	0.080%	03/04/14	$16,000,000
8,165,000	0.080	04/01/14	8,165,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A., LIQ)(a)
5,000,000	0.060	03/07/14	5,000,000
Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
5,080,000	0.110	03/07/14	5,080,000
Southern California Public Power Authority RB Subordinate Refunding Series 1992
8,500,000	0.351	07/01/14	8,490,057
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
7,860,000	0.050	03/07/14	7,860,000
State of California Department of Water Resources Central Valley Project RB Series 2005-AC (NATL-RE)
2,365,000	5.000	12/01/14	2,450,541
State of California GO Prerefunded Series 2004
3,815,000	5.250	06/01/14	3,863,260
State of California GO Prerefunded Series 2006
5,500,000	5.500	04/01/14	5,525,125
State of California GO Series 2012
500,000	5.000	02/01/15	522,103
State of California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
11,485,000	0.080	03/07/14	11,485,000
State of California RANS Series 2013-A-2
97,855,000	2.000	06/23/14	98,395,102
The Regents of the University of California RB Series 2013-AF
29,000,000	2.000	05/15/14	29,107,756
The Regents of the University of California VRDN RB Municipal Floaters Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
4,000,000	0.040	03/07/14	4,000,000
The Regents of the University of California VRDN RB Refunding Series 2013-AL-2
12,000,000	0.030	03/07/14	12,000,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-2 (Citibank N.A., SPA)
900,000	0.050	03/07/14	900,000

			740,781,093

Colorado – 0.9%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Refunding Series 2004 A (Citibank N.A., SPA)
8,900,000	0.060	03/07/14	8,900,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety-MBIA) (Bayerische Landesbank, SPA)
23,000,000	0.130	03/07/14	23,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Initiatives Floaters Series 2013-3364 (GTY AGMT-Morgan Stanley Bank) (Morgan Stanley Bank, LOC)(a)
5,625,000	0.100	03/07/14	5,625,000

Municipal Debt Obligations – (continued)
Colorado – (continued)
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Floater Certificates Series 2012-0-15 (Royal Bank of Canada, LIQ)(a)
$7,000,000	0.030%	03/07/14	$7,000,000
Denver City & County GO VRDN for Justice System Austin Trust Certificates Series 2008-1050 (Bank of America N.A., LIQ)(a)
7,500,000	0.080	03/07/14	7,500,000

			52,025,000

Connecticut – 2.5%
Connecticut Housing Finance Authority VRDN RB Refunding for Housing Mortgage Finance Program Series 2013 B Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, Ltd., SPA)
8,500,000	0.030	03/07/14	8,500,000
Connecticut State Economic Recovery GO Series 2009A
4,125,000	5.000	01/01/15	4,290,756
Connecticut State GO VRDN P-Floats Series 2013-MT-842 (Bank of America N.A., LIQ)(a)
3,310,000	0.030	03/07/14	3,310,000
Connecticut State GO VRDN Series 2011 A
400,000	0.330	05/15/14	400,190
Connecticut State GO VRDN Series 2013 A
250,000	0.170	03/01/15	250,069
Connecticut State GO VRDN Series 2013 D
2,500,000	0.120	08/15/14	2,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Miss Porter’s School Putters Series 2008-2861 (JPMorgan Chase Bank N.A., LIQ)(a)
16,820,000	0.030	03/03/14	16,820,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A., LIQ)
34,000,000	0.030	03/07/14	34,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank N.A., LIQ)(a)
11,995,000	0.040	03/07/14	11,995,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U (Yale University)
10,600,000	0.020	03/07/14	10,600,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2009 Subseries A-2 RMKT (JP Morgan Chase Bank N.A., SPA)
46,020,000	0.030	03/03/14	46,020,000

			138,686,015

Delaware – 0.6%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.030	03/07/14	16,475,000
University of Delaware VRDN RB Putters Series 2013-4359 (JPMorgan Chase Bank N.A., LIQ)(a)
9,170,000	0.040	03/07/14	9,170,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)
9,005,000	0.050	03/03/14	9,005,000

			34,650,000

The accompanying notes are an integral part of these financial statements.	35

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
District of Columbia – 1.3%
District of Columbia GO VRDN Floaters Series 2007-1920 (FGIC) (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)
$16,500,000	0.030%	03/07/14	$16,500,000
District of Columbia Income Tax Secured VRDN RB Floater Trust Series 2013-15U (Barclays Bank PLC, LIQ)(a)
4,110,000	0.050	03/07/14	4,110,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank N.A., LIQ)(a)
7,080,000	0.040	03/07/14	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.040	03/07/14	4,500,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0011 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
5,750,000	0.060	03/07/14	5,750,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0012 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
4,050,000	0.060	03/07/14	4,050,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank N.A., LIQ)(a)
8,330,000	0.040	03/07/14	8,330,000
Metropolitan Washington Airports Authority CP Series 2014-2A-1 (Landesbank Baden Wurttemburg, LOC)
21,000,000	0.150	03/03/14	21,000,000

			71,320,000

Florida – 2.2%
Florida State Board of Education GO for Public Education Capital Outlay Refunding Series 2004 A
2,710,000	4.125	06/01/14	2,764,003
Florida State Board of Education GO for Public Education Capital Outlay Refunding Series 2012 A
4,445,000	5.000	06/01/14	4,498,535
Florida State Board of Education GO for Public Education Capital Outlay Refunding Series 2013 B
4,500,000	4.000	06/01/14	4,542,946
Florida State Board of Education GO VRDN Putters Series 2008-2850 (State GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
7,425,000	0.040	03/07/14	7,425,000
Florida State Turnpike Authority RB Refunding for Department of Transportation Series 2013 A
9,370,000	5.000	07/01/14	9,520,143
Florida State Turnpike Authority RB Series 2007 A (NATL)
5,010,000	5.000	07/01/14	5,089,973
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase Bank N.A., LIQ)(a)
21,330,000	0.060	03/07/14	21,330,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust Co., SPA)
1,515,000	0.040	03/07/14	1,515,000
Jacksonville Sales Tax RB Refunding for Local Government Series 2001 (NATL)
5,000,000	5.500	10/01/14	5,154,246
Miami-Dade County GO VRDN Floater Certificates Series 2013 E-43 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
41,400,000	0.030	03/07/14	41,400,000

Municipal Debt Obligations – (continued)
Florida – (continued)
Orange County School Board VRDN COPS Putters Series 2010-3785Z (NATL-RE FGIC) (JPMorgan Chase Bank N.A., LIQ)(a)
$5,000,000	0.050%	03/07/14	$5,000,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
13,750,000	0.030	03/07/14	13,750,000

			121,989,846

Georgia – 1.9%
Dougherty County School District GO Series 2013 (State Aid Withholding)
7,725,000	2.000	12/01/14	7,830,199
Georgia State GO Series 1997 A
3,500,000	6.250	04/01/14	3,517,906
Georgia State GO Series 2013 D
5,000,000	5.000	02/01/15	5,221,786
Georgia State GO Series 2013 H
9,755,000	5.000	12/01/14	10,109,463
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A., LIQ)(a)
3,375,000	0.080	03/07/14	3,375,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase Bank N.A., LIQ)(a)
8,870,000	0.040	03/07/14	8,870,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-3046X (AGM) (Bank of America N.A., LIQ)(a)
6,665,000	0.080	03/07/14	6,665,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Sub Gen-C RMKT (GO of Participants) (Bayerische Landesbank, LOC)
42,215,000	0.090	03/07/14	42,215,000
Private Colleges & Universities Authority VRDN RB for Emory University Floater Certificates Series 2011-32C (Wells Fargo Bank N.A., LIQ)(a)
5,800,000	0.050	03/07/14	5,800,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3423 (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.040	03/07/14	4,795,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-4 RMKT
8,800,000	0.020	03/07/14	8,800,000

			107,199,354

Hawaii – 0.7%
City & County of Honolulu Wastewater System VRDN RB ROCS RR-II R-12325 Series 2011 (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
34,715,000	0.040	03/03/14	34,715,000
Hawaii State GO VRDN P-Floats Series 2013-4739 (Bank of America N.A., LIQ)(a)
6,000,000	0.060	03/07/14	6,000,000

			40,715,000

Illinois – 3.2%
City of Chicago Board of Education GO VRDN SPEARS Series 2007 DB-316 (FGIC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
8,445,000	0.110	03/07/14	8,445,000
City of Chicago Board of Education GO VRDN SPEARS Series 2007 DB-338 (FGIC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
5,430,000	0.100	03/07/14	5,430,000

36	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Illinois – (continued)
City of Chicago GO VRDN Neighborhoods Alive 21 Series 2002-B-5 RMKT (Bank of NY Mellon, LOC)
$12,020,000	0.030%	03/03/14	$12,020,000
Cook County Forest Preservation GO VRDN for Limited Tax Project Floater Series 2012 DB-1076 (Deutsche Bank A.G., LIQ)(a)
6,660,000	0.090	03/07/14	6,660,000
Cook County GO Refunding Series 2013 A
13,595,000	2.000	11/15/14	13,743,823
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-B Convertible (JPMorgan Chase Bank N.A., SPA)
12,375,000	0.030	03/03/14	12,375,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2001 B-3 RMKT
10,000,000	0.230	03/13/14	10,000,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B
7,430,000	0.020	03/07/14	7,430,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC, LIQ)(a)
3,950,000	0.050	03/07/14	3,950,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries A RMKT
6,100,000	0.370	03/03/14	6,100,071
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries C RMKT
6,475,000	0.370	03/03/14	6,475,054
Illinois Finance Authority VRDN RB for Trinity Health Floaters Series 2013-3342 (Morgan Stanley Bank, LIQ)(a)
1,650,000	0.050	03/07/14	1,650,000
Illinois Finance Authority VRDN RB for University of Chicago Putters Series 2011-3907 (JPMorgan Chase Bank N.A., LIQ)(a)
30,825,000	0.060	03/07/14	30,825,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C
7,200,000	0.020	03/07/14	7,200,000
Illinois Health Facilities Authority VRDN RB for Advocate Health Care Network Series 2003 C
6,760,000	0.210	04/25/14	6,760,000
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A., LIQ)(a)
7,495,000	0.150	03/07/14	7,495,000
University of Illinois VRDN COPS for Utility Infrastructure Projects Series 2004 (Bank of NY Mellon, SPA)
23,000,000	0.030	03/07/14	23,000,000
Village of Schaumburg GO VRDN ROCS RR-II R-11698 Series 2008 (BHAC-CR FGIC) (Citibank N.A., LIQ)(a)
11,730,000	0.050	03/07/14	11,730,000

			181,288,948

Municipal Debt Obligations – (continued)
Indiana – 1.9%
Indiana Finance Authority Hospital VRDN RB for Indiana University Health Floater Certificates Series 2011 E-23 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
$11,000,000	0.030%	03/07/14	$11,000,000
Indiana Finance Authority VRDN RB for Ascension Health Series 2008 E-5 Convertible
24,600,000	0.020	03/07/14	24,600,000
Indiana Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank N.A., LIQ)(a)
17,180,000	0.070	03/07/14	17,180,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Series 2005 A-2 RMKT
17,500,000	0.020	03/07/14	17,500,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co., LIQ)(a)
22,600,000	0.050	03/07/14	22,600,000
University of Purdue VRDN COPs Series 2011 A
5,750,000	0.030	03/07/14	5,750,000
University of Purdue VRDN RB for Student Facilities System Series 2004 A
8,950,000	0.030	03/07/14	8,950,000

			107,580,000

Iowa – 0.2%
City of Johnston GO Refunding Series 2013 A
1,210,000	3.000	06/01/14	1,218,045
Iowa Finance Authority Health Facilities VRDN RB for Unity Point Health Project Series 2013 B-1 (Union Bank N.A., LOC)
8,665,000	0.040	03/07/14	8,665,000

			9,883,045

Kansas – 1.1%
City of Topeka GO Temporary Notes for General Improvements Series 2013 A
24,585,000	1.000	10/01/14	24,694,249
City of Wichita GO Temporary Notes for Renewal & Improvement Series 2013-258
25,000,000	0.500	10/15/14	25,026,364
Kansas Department of Transportation Highway VRDN RB Refunding Series 2012 A-2
3,300,000	0.260	09/01/14	3,302,710
Kansas Development Finance Authority VRDN RB for Adventist Health System Sunbelt Obligated Group Floater Trust Series 2013-13U (Barclays Bank PLC, LIQ)(a)
4,530,000	0.050	03/07/14	4,530,000
Kansas State Department of Transportation VRDN RB Refunding Highway Series 2002 C-1 (JP Morgan Chase Bank, SPA)
6,600,000	0.040	03/07/14	6,600,000

			64,153,323

Kentucky – 0.4%
Kentucky Economic Development Finance Authority VRDN RB for Baptist Healthcare System Obligated Group SPEARS Series 2012-DBE-1068 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
8,505,000	0.090	03/07/14	8,505,000

The accompanying notes are an integral part of these financial statements.	37

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Kentucky – (continued)
Kentucky State Municipal Power Agency VRDN RB for Prairie State Project SPEARS Series 2011-DB-1025 (BHAC-CR NATL-RE) (Deutsche Bank A.G., LIQ)(a)
$13,150,000	0.100%	03/07/14	$13,150,000

			21,655,000

Louisiana – 1.6%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Series 2010 A
53,700,000	0.040	03/03/14	53,700,000
East Baton Rouge Parish Sewerage Commission VRDN RB Series 2011-A
36,000,000	0.911	08/01/14	36,044,985

			89,744,985

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank N.A., LIQ)(a)
6,955,000	0.040	03/07/14	6,955,000

Maryland – 2.4%
County of Anne Arundel Consolidated General Improvement CP BANS Series 2014-97-A (State Street Bank & Trust, LIQ)
16,800,000	0.080	04/03/14	16,800,000
County of Anne Arundel Consolidated Water and Sewer CP BANS Series 2014-97-B (State Street Bank & Trust, LIQ)
6,600,000	0.080	04/03/14	6,600,000
County of Montgomery Consolidated Public Improvement CP BANS Series 2014-09-B (JPMorgan Chase Bank N.A.,LIQ)
20,000,000	0.080	04/04/14	20,000,000
County of Montgomery GO for Consolidated Public Improvement Series 2013 A
14,750,000	5.000	11/01/14	15,227,015
Maryland Economic Development Corp. VRDN RB for Howard Hughes Medical Institute Project Series 2008 A
4,445,000	0.020	03/07/14	4,445,000
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
31,680,000	0.040	03/07/14	31,680,000
Maryland State GO Series 2001-1
2,000,000	5.500	03/01/15	2,106,878
Maryland State Health & Higher Educational Facilities Authority VRDN RB for John Hopkins Health System Floater Certificates Series 2013 O-66 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.030	03/07/14	5,000,000
Maryland State Transportation Authority VRDN RB Certificates Series 2008-3017X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.080	03/07/14	5,000,000
Town of Ocean City GO Series 2013
1,110,000	5.000	12/01/14	1,150,052
University System of Maryland Auxiliary Facility & Tuition RB Series 2014 B
3,880,000	2.000	04/01/14	3,886,277
Washington Suburban Sanitary District Consolidated Public Improvement GO Series 2010 A
2,125,000	5.000	06/01/14	2,150,883
Washington Suburban Sanitary District GO Refunding for Public Improvement Series 2013 A
2,380,000	2.000	06/01/14	2,391,040

Municipal Debt Obligations – (continued)
Maryland – (continued)
Washington Suburban Sanitary District GO VRDN BANS Series 2013 A (TD Bank N.A., SPA)
$20,000,000	0.030%	03/07/14	$20,000,000

			136,437,145

Massachusetts – 5.3%
Boston Water & Sewer Commission RB Refunding for General Revenue Refunding Senior Series 2009 B
4,545,000	5.000	11/01/14	4,691,247
Massachusetts Bay Transportation Authority CP Series 2014
5,250,000	0.090	05/01/14	5,250,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A., LIQ)
5,000,000	0.080	03/07/14	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase Bank N.A., LIQ)(a)
13,315,000	0.040	03/07/14	13,315,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank N.A., LOC)(a)
4,000,000	0.040	03/07/14	4,000,000
Massachusetts GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A., LIQ)(a)
9,500,000	0.080	03/07/14	9,500,000
Massachusetts GO VRDN Floater Certificates Series 2012 E-32 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
19,600,000	0.030	03/07/14	19,600,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank N.A., LIQ)(a)
3,040,000	0.040	03/07/14	3,040,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University ROCS RR-II R-11514 Series 2008 (Citibank N.A., LIQ)
5,390,000	0.030	03/07/14	5,390,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
57,400,000	0.030	03/03/14	57,400,000
Massachusetts Water Resources Authority CP Series 2014 (Bayerische Landesbank, LOC)
44,000,000	0.300	03/03/14	44,000,000
43,000,000	0.280	04/01/14	43,000,000
The Commonwealth of Massachusetts GO Consolidated Loan Series 2001 D
175,000	5.500	11/01/14	181,107
The Commonwealth of Massachusetts GO Consolidated Loan Series 2002 C (NATL GO OF CMNWLTH)
500,000	5.500	11/01/14	517,885
The Commonwealth of Massachusetts GO Consolidated Loan Series 2004 D (AGM)(c)
2,285,000	5.000	12/01/14	2,367,305
The Commonwealth of Massachusetts GO VRDN Consolidated Loan Series 2006 A (Wells Fargo Bank N.A., SPA)
27,385,000	0.030	03/03/14	27,385,000
The Commonwealth of Massachusetts GO VRDN Consolidated Loan Series 2012 A
17,545,000	0.410	09/01/14	17,562,268
The Commonwealth of Massachusetts GO VRDN Refunding Series 2012 A
150,000	0.430	02/01/15	150,019

38	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Massachusetts – (continued)
University of Massachusetts Building Authority Project VRDN RB Senior Series 2008-1 (JPMorgan Chase Bank N.A., SPA)
$34,900,000	0.070%	03/07/14	$34,900,000

			297,249,831

Michigan – 0.6%
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2012-0-32 (Royal Bank of Canada, LIQ)(a)
6,870,000	0.030	03/07/14	6,870,000
Michigan Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.110	03/07/14	6,660,000
Michigan Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase Bank N.A., LIQ)(a)
9,595,000	0.110	03/07/14	9,595,000
Michigan Municipal Bond Authority RB for Clean Water Series 2002
10,400,000	5.500	10/01/14	10,724,573

			33,849,573

Minnesota – 1.4%
City of Minneapolis, Minnesota GO Refunding for Library Referendum Series 2013
20,330,000	0.500	12/01/14	20,379,593
County of Hennepin, Minnesota GO Series 2013 A
5,095,000	5.000	12/01/14	5,280,067
Minneapolis Special School District No 1 GO Refunding for School Building Series 2013 C (School District Credit Enhancement Program)
6,560,000	5.000	02/01/15	6,850,983
Minneapolis VRDN RB for University Gateway Project Series 2009 (Wells Fargo Bank N.A., SPA)
3,000,000	0.030	03/07/14	3,000,000
Minnesota State GO Series 2004
6,155,000	5.000	11/01/14	6,352,088
Minnesota State GO Series 2011 A
13,675,000	5.000	10/01/14	14,059,705
Minnesota State GO Various Purpose Series 2009 D
12,945,000	5.000	08/01/14	13,205,011
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A., SPA)
8,900,000	0.030	03/07/14	8,900,000

			78,027,447

Mississippi – 0.9%
Jackson County VRDN PCRB Refunding for Chevron USA Inc. Project Series 1993 (Chevron Corporation)
23,130,000	0.030	03/03/14	23,130,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA Inc. Series 2010 L (GTY AGMT Chevron Corp.)
16,170,000	0.030	03/03/14	16,170,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 A (GTY AGMT-Chevron Corp.)
13,800,000	0.030	03/03/14	13,800,000

			53,100,000

Missouri – 1.2%
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman Center Performing Arts Series 2007 A (Northern Trust Co., SPA)
500,000	0.040	03/03/14	500,000

Municipal Debt Obligations – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2003 C-3 RMKT
$9,900,000	0.020%	03/07/14	$9,900,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 B (BJC Health System, LIQ)
20,000,000	0.030	03/07/14	20,000,000
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Corp. Series 2005 D4 RMKT (JPMorgan Chase Bank N.A., SPA)
22,625,000	0.050	03/07/14	22,625,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank N.A., LIQ)(a)
11,395,000	0.040	03/07/14	11,395,000
Missouri Highway & Transportation Commission RB for Federal Reimbursement State Road Series 2009 A
5,350,000	5.000	05/01/14	5,392,921

			69,812,921

Multi-State – 0.8%
Federal Home Loan Mortgage Corporation VRDN RB for MultiFamily Variable Rate Certificates Series 2013-M027 Class A
16,275,000	0.040	03/07/14	16,275,000
Nuveen AMT-Free Municipal Income Fund VRDN Tax-Exempt Preferred Variable Rate Demand Preferred Series 2013-1-2190 (Deutsche Bank A.G., LIQ)(a)
26,900,000	0.120	03/07/14	26,900,000

			43,175,000

Nebraska – 0.7%
Douglas County School District 001 GO Refunding for Omaha Public Schools Series 2014
2,980,000	1.000	12/15/14	2,998,918
Lincoln, Nebraska Electric System VRDN RB Floaters Series 2008-2900 (Credit Suisse, LIQ)
21,870,000	0.050	03/07/14	21,870,000
Omaha Public Power District VRDN RB Floaters Series 2006-1289 (FGIC) (Credit Suisse, LIQ)
3,570,000	0.030	03/07/14	3,570,000
Omaha Public Power District VRDN RB SPEARS Series 2011-DB-1045 (Deutsche Bank A.G., LIQ)(a)
9,510,000	0.050	03/07/14	9,510,000

			37,948,918

Nevada – 0.8%
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,000,000	0.040	03/07/14	6,000,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,305,000	0.040	03/07/14	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,000,000	0.040	03/07/14	7,000,000
Las Vegas Valley Water District CP Series 2004 A
12,000,000	0.080	03/04/14	12,000,000
Las Vegas Valley Water District GO VRDN Putters Series 2011-3987Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,185,000	0.070	03/07/14	7,185,000

The accompanying notes are an integral part of these financial statements.	39

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Nevada – (continued)
State of Nevada GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank N.A., LIQ)(a)
$8,450,000	0.040%	03/07/14	$8,450,000

			46,940,000

New Hampshire – 0.3%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2003 (U.S. Bank N.A., SPA)
14,390,000	0.030	03/07/14	14,390,000

New Jersey – 1.8%
New Jersey Transportation Trust Fund Authority VRDN RB for Capital Appreciation Transportation System SPEARS Series 2014-DBE-1246 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G.,LIQ)(a)
39,615,000	0.080	03/07/14	39,615,000
New Jersey Transportation Trust Fund Authority VRDN RB SPEARS Series 2012-DBE-1138X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
16,250,000	0.080	03/07/14	16,250,000
New Jersey Turnpike Authority VRDN RB P-Floats Series 2013-MT-843 (Bank of America N.A., LOC) (Bank of America N.A., LIQ)(a)
9,950,000	0.080	03/07/14	9,950,000
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1153X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
12,130,000	0.080	03/07/14	12,130,000
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1154 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
22,235,000	0.080	03/07/14	22,235,000

			100,180,000

New Mexico – 0.2%
University of New Mexico VRDN RB Refunding Subordinate Lien System Series 2003 B (JPMorgan Chase Bank N.A., SPA)
10,000,000	0.040	03/07/14	10,000,000

New York – 13.6%
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(a)
2,130,000	0.180	03/07/14	2,130,000
Metropolitan Transportation Authority RB for Transportation Series 2013 E
7,000,000	2.000	11/15/14	7,087,719
Metropolitan Transportation Authority VRDN RB for Dedicated Tax Putters Series 2014-4437Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,165,000	0.040	03/07/14	3,165,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
25,000,000	0.040	03/07/14	25,000,000
New York City GO Series 2013 D
9,000,000	4.000	08/01/14	9,143,498
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank, LOC)
19,950,000	0.040	03/03/14	19,950,000
New York City GO VRDN Series 1995 F-4 (Landesbank Hessen-Thueringen, LOC)
14,200,000	0.100	03/07/14	14,200,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
35,700,000	0.060	03/07/14	35,700,000

Municipal Debt Obligations – (continued)
New York – (continued)
New York City GO VRDN Series 2006 I Subseries I-3 (Bank of America N.A., LOC)
$27,835,000	0.030%	03/03/14	$27,835,000
New York City GO VRDN Series 2006 Subseries H-2 (JPMorgan Chase Bank N.A.,SPA)
23,800,000	0.030	03/03/14	23,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Floater Series 2013-3WX (Barclays Bank PLC, LIQ)(a)
7,400,000	0.040	03/07/14	7,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Floater Trust Series 2013-16U (Barclays Bank PLC, LIQ)(a)
2,000,000	0.040	03/07/14	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Series 2011-3274X (Credit Suisse, LIQ)(a)
8,665,000	0.030	03/07/14	8,665,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2012 AA-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
6,750,000	0.020	03/07/14	6,750,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank, SPA)
28,990,000	0.080	03/03/14	28,990,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008-BB1 Second General Resolution (Landesbank Hessen-Thueringen, SPA)
6,000,000	0.040	03/03/14	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2011 Subseries A-2 (Mizuho Corporate Bank, SPA)
4,200,000	0.030	03/03/14	4,200,000
New York City Transitional Finance Authority VRDN RB Austin Trust Certificates Series 2008-1190 (Bank of America N.A., LIQ)
3,170,000	0.080	03/07/14	3,170,000
New York City Transitional Finance Authority VRDN RB Floaters Series 2008-3360 (Morgan Stanley Bank, LIQ)(a)
6,800,000	0.050	03/07/14	6,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Refunding Series 2002-A-3B (Bank of Tokyo-Mitsubishi UFJ, LOC)
4,000,000	0.020	03/07/14	4,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 C (Morgan Stanley Bank, LOC)
2,900,000	0.050	03/03/14	2,900,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1-A (Landesbank Hessen-Thueringen Girozentrale, LIQ)
25,940,000	0.060	03/07/14	25,940,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg, SPA)
40,945,000	0.040	03/03/14	40,945,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2F (Bayerische Landesbank, LIQ)
1,335,000	0.040	03/03/14	1,335,000
New York City Trust for Cultural Resources VRDN RB for Museum of Modern Art Series 2008-3316 (Bank of America N.A., LIQ)(a)
3,795,000	0.080	03/07/14	3,795,000

40	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
$2,680,000	0.040%	03/07/14	$2,680,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,170,000	0.040	03/07/14	3,170,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A2 Convertible (JPMorgan Chase Bank SPA)
2,100,000	0.040	03/07/14	2,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A., LIQ)(a)
3,525,000	0.040	03/07/14	3,525,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A., LIQ)
11,060,000	0.040	03/07/14	11,060,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education ROCS RR II R-11479 (Citibank N.A., LIQ)(a)
5,900,000	0.040	03/07/14	5,900,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.040	03/07/14	6,660,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.040	03/07/14	5,000,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Putters Series 2010-3792Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,360,000	0.040	03/07/14	6,360,000
New York State Dormitory Authority State Personal Income Tax VRDN RB ROCS RR-II R-12121 Series 2007 (Citibank N.A., LIQ)
8,920,000	0.040	03/07/14	8,920,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3209 (JPMorgan Chase Bank N.A., LIQ)(a)
2,200,000	0.040	03/07/14	2,200,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
8,220,000	0.040	03/07/14	8,220,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
7,245,000	0.040	03/07/14	7,245,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2013-4355 (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.040	03/07/14	2,500,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (FNMA, LIQ)
2,800,000	0.030	03/07/14	2,800,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA) (FNMA, LIQ)
9,000,000	0.030	03/07/14	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)
19,800,000	0.030	03/07/14	19,800,000

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2010 A RMKT (FHLMC, LOC) (FHLMC, LIQ)
$12,000,000	0.020%	03/07/14	$12,000,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
83,075,000	0.040	03/07/14	83,075,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
21,000,000	0.030	03/07/14	21,000,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)
10,325,000	0.030	03/07/14	10,325,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
42,785,000	0.080	03/07/14	42,785,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,500,000	0.240	03/07/14	6,500,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
63,655,000	0.030	03/07/14	63,655,000
New York State Power Authority CP Series 2014-1 (JPMorgan Chase Bank N.A., LOC) (Bank of Nova Scotia, LOC) (State Street Bank & Trust, LOC) (Wells Fargo Bank N.A., LOC) (Bank of New York, LOC)
1,687,000	0.060	03/14/14	1,687,000
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
13,865,000	0.030	03/07/14	13,865,000
New York State Urban Development Corp. VRDN RB for State Personal Income Tax Putters Series 2013-4429 (JPMorgan Chase Bank N.A.,LIQ)(a)
10,480,000	0.050	03/03/14	10,480,000
Northport-East Northport Union Free School District GO TANS Series 2013 (State Aid Withholding)
29,500,000	1.250	06/26/14	29,595,500
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-14077 Series 2013 (Citibank N.A., LIQ)(a)
2,585,000	0.040	03/07/14	2,585,000
The City of New York GO Series 2005 K
5,250,000	5.000	08/01/14	5,356,289
The City of New York GO VRDN Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen, LOC)
32,180,000	0.030	03/03/14	32,180,000

			763,130,006

North Carolina – 2.8%
County of Guilford, North Carolina GO Public Improvement Series 2012 A
2,990,000	4.000	03/01/15	3,104,468
County of Union, North Carolina Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
18,085,000	0.030	03/07/14	18,085,000
County of Wake, North Carolina GO Public Improvement Series 2009
1,650,000	5.000	03/01/15	1,729,703

The accompanying notes are an integral part of these financial statements.	41

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB for Wake Forest University Series 2004 A
$22,660,000	0.020%	03/07/14	$22,660,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle 7 Series 2005-0060 Class A (Citibank N.A., LIQ)
15,600,000	0.030	03/07/14	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0015 Class A (Citibank N.A., LIQ)
10,890,000	0.030	03/07/14	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0016 Class A (Citibank N.A., LIQ)
16,060,000	0.030	03/07/14	16,060,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2009-3333 (JPMorgan Chase Bank N.A., LIQ)(a)
11,000,000	0.040	03/07/14	11,000,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B
5,145,000	0.030	03/07/14	5,145,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.050	03/07/14	2,000,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (Royal Bank of Canada, LOC)
20,000,000	0.030	03/07/14	20,000,000
State of North Carolina GO for Public Improvement Prerefunded Series 2005 A
1,280,000	5.000	03/01/15	1,341,047
Trustees of Duke University CP Series 2014
10,000,000	0.100	05/07/14	10,000,000
University of North Carolina at Chapel Hill VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A., LIQ)
5,345,000	0.040	03/07/14	5,345,000
University of North Carolina at Chapel Hill VRDN RB Series 2012-0-24 (Royal Bank of Canada, LIQ)(a)
11,380,000	0.030	03/07/14	11,380,000

			154,340,218

North Dakota – 1.2%
County of Mercer Basin Electric Power Cooperative CP Series 2014-09-1
64,925,000	0.130	03/03/14	64,925,000

Ohio – 3.1%
City of Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank N.A., LIQ)(a)
4,360,000	0.060	03/07/14	4,360,000
Franklin County Hospital VRDN RB for Ohio Health Corp. Series 2011-C
10,000,000	0.060	06/04/14	10,000,000
Franklin County Hospital VRDN RB for Ohio Health Corp. SPEARS Series 2011-DB-1040 (Deutsche Bank A.G., LIQ)(a)
11,330,000	0.050	03/07/14	11,330,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D RMKT (Bank of NY Mellon, SPA)
18,120,000	0.030	03/07/14	18,120,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A., SPA)
26,380,000	0.030	03/07/14	26,380,000

Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio State GO Series 2006 D
$3,500,000	5.000%	09/15/14	$3,591,561
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A
15,100,000	0.020	03/07/14	15,100,000
Ohio State Higher Educational Facility Commission CP for Case Western Reserve University Series 2014
38,500,000	0.120	03/03/14	38,500,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Floater Certificates Series 2008-59C (Wells Fargo & Co., LIQ)(a)
19,800,000	0.050	03/07/14	19,800,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3555Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,245,000	0.040	03/07/14	6,245,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3558Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,100,000	0.040	03/07/14	7,100,000
Ohio State Major New State Infrastructure Project RB Series 2012-1
2,000,000	3.000	12/15/14	2,043,978
Ohio State University General Receipts VRDN RB Series 2008 B
14,100,000	0.020	03/07/14	14,100,000

			176,670,539

Oklahoma – 0.2%
Oklahoma State Turnpike Authority VRDN RB Floater Certificates Series 2012 E-37 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
10,000,000	0.030	03/07/14	10,000,000

Oregon – 0.8%
Oregon State GO TANS Series 2013 A
25,725,000	1.500	07/31/14	25,866,445
Oregon State GO VRDN for Veterans’ Welfare Series 1985-73-H (Bayerische Landesbank, SPA)
4,600,000	0.060	03/07/14	4,600,000
Oregon State GO VRDN for Veterans’ Welfare Series 2008-90B RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
15,385,000	0.030	03/07/14	15,385,000

			45,851,445

Pennsylvania – 1.7%
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2011 E-29 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
7,000,000	0.030	03/07/14	7,000,000
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2013 E-45 (GTY AGMT-Royal Bank of Canada) (Royal Bank of Canada, LOC)(a)
20,000,000	0.030	03/07/14	20,000,000
Pennsylvania Economic Development Financing Authority VRDN RB for Jefferson Health System Series 2005 A (Fleet National Bank, SPA)
22,115,000	0.060	03/07/14	22,115,000
Pennsylvania State Turnpike Commission VRDN RB Floater Certificates Series 2011 E-22 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
18,500,000	0.030	03/07/14	18,500,000

42	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission VRDN RB SPEARS Series 2013-DBE-1179 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$4,475,000	0.080%	03/07/14	$4,475,000
Pennsylvania State University VRDN RB Refunding Series 2009 B
10,000,000	0.220	06/01/14	10,000,000
Pennsylvania Turnpike Commission VRDN RB Series 2011 B
500,000	0.680	06/01/14	500,103
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital of Philadelphia Project Series 2002 A (JPMorgan Chase Bank N.A., SPA)
1,100,000	0.030	03/03/14	1,100,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital of Philadelphia Project Series 2011 B (Wells Fargo Bank N.A., SPA)
5,100,000	0.030	03/03/14	5,100,000
University of Pittsburgh of the Commonwealth System of Higher Education VRDN RB Floater Series 2009-38C (GO of University) (Wells Fargo & Co., LIQ)(a)
4,000,000	0.050	03/07/14	4,000,000

			92,790,103

South Carolina – 1.0%
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC, LIQ)(a)
3,000,000	0.050	03/07/14	3,000,000
South Carolina Public Service Authority CP for Santee Cooper Series 2014 A (JPMorgan Chase Bank N.A., LIQ)
1,300,000	0.090	04/04/14	1,300,000
1,000,000	0.100	04/04/14	1,000,000
South Carolina Public Service Authority CP for Santee Cooper Series 2014 C (U.S. Bank N.A., LOC)
35,210,000	0.110	05/05/14	35,210,000
South Carolina Public Service Authority VRDN RB for Santee Cooper Putters Series 2013-4379 (JPMorgan Chase Bank N.A., LIQ)(a)
3,000,000	0.110	03/07/14	3,000,000
South Carolina Public Services Authority VRDN RB Refunding for Santee Cooper Floater Series 2011-0-9 (Royal Bank of Canada, LIQ)(a)
10,300,000	0.030	03/07/14	10,300,000
State of South Carolina GO for Economic Development Series 2013 A (State Aid Withholding)
3,405,000	2.000	10/01/14	3,441,483

			57,251,483

Tennessee – 1.1%
Chattanooga Health Educational & Housing Facility Board VRDN RB for Catholic Health Initiatives SPEARS Series 2014-DBE-1268 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
7,565,000	0.100	03/07/14	7,565,000
City of Memphis GO BANS Series 2012
36,000,000	3.000	04/01/14	36,084,954
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2008 A (GO of University)
5,000,000	5.000	10/01/14	5,141,205

Municipal Debt Obligations – (continued)
Tennessee – (continued)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2012 E
$5,000,000	4.000%	10/01/14	$5,112,158
Rutherford County Health & Educational Facilities Board VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.050	03/07/14	2,000,000
Tennessee State School Bond Authority RB for Higher Education Facilities Second Program Series 2010 A (State Intercept)
5,290,000	4.000	05/01/14	5,323,721

			61,227,038

Texas – 9.7%
Austin ISD CP Series 2014 A-2 (Mizuho Corp. Bank, LOC)
10,000,000	0.120	03/03/14	10,000,000
Board of Regents of the Texas A&M University System VRDN RB Floaters Trust Series 2010-39W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.050	03/07/14	2,500,000
City of Austin Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
19,200,000	0.040	03/07/14	19,200,000
City of Austin RB Refunding for Water & Wastewater System Series 2012
3,405,000	4.000	05/15/14	3,432,169
City of Dallas Waterworks & Sewer System CP Series 2014
2,350,000	0.080	03/03/14	2,350,000
5,250,000	0.100	03/03/14	5,250,000
City of Dallas Waterworks & Sewer System CP Series 2014 C (Bank of America N.A., LIQ) (JPMorgan Chase Bank N.A., LIQ)
1,000,000	0.080	03/03/14	1,000,000
1,350,000	0.100	03/03/14	1,350,000
City of Fort Worth Water & Sewer System RB Refunding for Improvement Series 2014(c)
18,800,000	2.000	02/15/15	19,124,488
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
4,995,000	0.040	03/07/14	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB Eagle Series 2012-0003 Class A (Citibank N.A., LIQ)(a)
7,600,000	0.040	03/07/14	7,600,000
Dallas Area Rapid Transit Sales Tax VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase Bank N.A., LIQ)(a)
5,360,000	0.050	03/07/14	5,360,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11541 Series 2008 (Citibank N.A., LIQ)
1,560,000	0.050	03/07/14	1,560,000
Dickinson ISD GO VRDN Municipal Trust Receipts Series 2000 SGA94 (PSF-GTD) (Societe Generale, LIQ)
13,350,000	0.070	03/03/14	13,350,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008-53C (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
26,770,000	0.050	03/07/14	26,770,000
Fort Bend ISD GO VRDN Floater Series 2008-25C-1 3C7 (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
9,905,000	0.050	03/07/14	9,905,000

The accompanying notes are an integral part of these financial statements.	43

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Texas – (continued)
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
$14,555,000	0.050%	03/07/14	$14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
10,080,000	0.030	03/07/14	10,080,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.070	03/07/14	4,795,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-2
26,300,000	0.030	03/03/14	26,300,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase Bank N.A., LIQ)(a)
6,845,000	0.040	03/07/14	6,845,000
Houston, Texas Airport System VRDN RB Floater Series 2012-0-44 (Royal Bank of Canada, LIQ)(a)
8,330,000	0.030	03/07/14	8,330,000
Lower Colorado River Authority VRDN RB SPEARS Series 2014-DBE-1235 (GTY-AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
25,135,000	0.080	03/07/14	25,135,000
Lower Neches Valley, Texas Authority Industrial Development Corp. VRDN RB for ExxonMobil Project Series 2010 (GTY AGMT-Exxon Mobil Corp.)
50,690,000	0.030	03/03/14	50,690,000
Mansfield ISD GO Series 2005 (PSF-GTD)
1,000,000	5.000	02/15/15	1,045,390
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank N.A., SPA)
18,895,000	0.050	03/07/14	18,895,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase Bank N.A., LIQ)(a)
20,000,000	0.040	03/07/14	20,000,000
San Antonio Electric & Gas System CP Series 2014 A (JPMorgan Chase Bank N.A., LOC)
2,000,000	0.080	04/07/14	2,000,000
San Antonio Electric & Gas System VRDN RB Floaters Series 2014-0-75 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.030	03/07/14	5,000,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank N.A., LIQ)(a)
9,995,000	0.040	03/07/14	9,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank N.A., LIQ)(a)
9,015,000	0.040	03/07/14	9,015,000
State of Texas GO VRDN for Transportation Commission Mobility Fund Austin Trust Certificates Series 2008-1053 (Bank of America, N.A., LIQ)(a)
6,670,000	0.050	03/07/14	6,670,000
State of Texas TRANS Series 2013
115,955,000	2.000	08/28/14	116,995,094
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 C (JPMorgan Chase Bank N.A., SPA)
36,700,000	0.050	03/03/14	36,700,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2012 B
1,900,000	0.020	03/07/14	1,900,000

Municipal Debt Obligations – (continued)
Texas – (continued)
Texas State Transportation Commission GO VRDN Putters Series 2008-3238 (JPMorgan Chase Bank N.A., LIQ)(a)
$2,165,000	0.040%	03/07/14	$2,165,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank N.A., LIQ)(a)
6,635,000	0.040	03/07/14	6,635,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank N.A., LIQ)
14,395,000	0.040	03/07/14	14,395,000
Texas Water Development Board VRDN RB Refunding for State Revolving Sub Lien Series 2007 A (JPMorgan Chase Bank N.A. SPA)
6,300,000	0.040	03/03/14	6,300,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo & Co., LIQ)(a)
7,710,000	0.070	03/07/14	7,710,000
Williamson County GO Certificates of Obligation Series 2006 (NATL-RE)
1,170,000	5.000	02/15/15	1,223,909

			547,121,050

Utah – 0.8%
City of Riverton Hospital VRDN RB SPEARS Series 2012-DB-1063X (Deutsche Bank A.G., LIQ)(a)
12,770,000	0.060	03/07/14	12,770,000
Salt Lake City School District GO Refunding Series 2005 B (School Bond Guaranty)
3,270,000	5.000	03/01/14	3,270,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A., SPA)
21,600,000	0.020	03/07/14	21,600,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.080	03/07/14	5,000,000

			42,640,000

Virginia – 1.8%
Fairfax County GO VRDN Solar Certificates Series 2012-007 (State Aid Withholding) (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
15,090,000	0.030	03/07/14	15,090,000
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2012-3309 (Credit Suisse, LIQ)(a)
4,580,000	0.030	03/07/14	4,580,000
Fairfax County IDA VRDN RB for Inova Health System Series 2000 (Branch Banking & Trust, SPA)
5,900,000	0.030	03/07/14	5,900,000
Loudoun County IDA VRDN RB for Howard Hughes Institute Center Series 2009 B
2,000,000	0.030	03/07/14	2,000,000
Loudoun County IDA VRDN RB for Howard Hughes Institute Series 2003 D
14,390,000	0.030	03/07/14	14,390,000
Loudoun County IDA VRDN RB for Howard Hughes Institute Series 2003 F
18,550,000	0.020	03/07/14	18,550,000
Suffolk Economic Development Authority Hospital Facilities Revenue VRDN RB for Sentara Healthcare Eagles Series 2013-14 Class A (Citibank N.A., LIQ)(b)
25,000,000	0.130	03/27/14	25,000,000

44	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Virginia – (continued)
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase Bank N.A., LIQ)(a)
$8,900,000	0.030%	03/03/14	$8,900,000
Virginia Commonwealth Transportation Board VRDN RB Floater Certificates Series 2013-0-67 (Royal Bank of Canada, LIQ)(a)
6,775,000	0.030	03/07/14	6,775,000

			101,185,000

Washington – 4.7%
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Putters Series 2008-2625Z (AGM) (JPMorgan Chase Bank N.A.,LIQ)(a)
8,380,000	0.030	03/03/14	8,380,000
Central Puget Sound Washington Regional Transportation Authority VRDN RB Floaters Series 2007-1C (AGM) (Wells Fargo & Co., LIQ)
5,375,000	0.150	03/07/14	5,375,000
Energy Northwest Electric RB Refunding for Columbia Generating Station Series 2008-A
14,165,000	5.000	07/01/14	14,393,110
Energy Northwest Electric RB Refunding for Project 1 Series 2008-A
2,275,000	5.000	07/01/14	2,311,354
Energy Northwest Electric RB Refunding for Project 3 Series 2005-A
5,800,000	5.000	07/01/14	5,893,011
Energy Northwest Electric RB Refunding for Project 3 Series 2009-A
4,000,000	5.000	07/01/14	4,064,423
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase Bank N.A., LIQ)(a)
7,995,000	0.040	03/07/14	7,995,000
King County Limited Tax GO Series 2004 B (NATL-RE)
2,500,000	5.000	01/01/15	2,600,364
King County Multi-Modal Limited Tax GO VRDN Series 2010 B (State Street Bank & Trust, SPA)
16,960,000	0.030	03/07/14	16,960,000
King County Municipal Trust Receipts GO VRDN Floater Trust Series 2009 1W (AGC-ICC) (Barclays Bank PLC, LIQ)(a)
7,500,000	0.050	03/07/14	7,500,000
King County Municipal Trust Receipts GO VRDN Floater Trust Series 2010-66W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.050	03/07/14	2,500,000
King County Sewer Revenue CP BANS Series 2014 A (Bayerische Landesbank, LOC)
78,720,000	0.150	03/03/14	78,720,000
King County Sewer VRDN RB Floater Certificates Series 2008-46C (Wells Fargo & Co., LIQ)(a)
9,940,000	0.050	03/07/14	9,940,000
King County Sewer VRDN RB Floaters Series 2008-5C (AGM) (Wells Fargo & Co., LIQ)(a)
21,390,000	0.070	03/07/14	21,390,000
Public Utility District No. 1 of Chelan County Washington RB Refunding for Columbia River-Rock Island Hydro-Electric System Series 1997 A (NATL-RE)
5,000,000	0.340	06/01/14	4,995,731
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
16,060,000	0.060	03/07/14	16,060,000
Washington State GO for Motor Vehicle Fuel Tax Series 2011-B-1
6,640,000	4.000	08/01/14	6,746,293

Municipal Debt Obligations – (continued)
Washington – (continued)
Washington State GO Refunding for Various Purpose Series 2011 A
$4,500,000	5.000%	01/01/15	$4,680,794
Washington State GO VRDN for Various Purpose Putters Series 2014-4432 (JPMorgan Chase Bank N.A., LIQ)(a)
2,335,000	0.050	03/03/14	2,335,000
Washington State GO VRDN Putters Series 2008-2640 (JPMorgan Chase Bank N.A.,LIQ)
9,995,000	0.040	03/07/14	9,995,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank N.A., LIQ)(a)
10,000,000	0.040	03/07/14	10,000,000
Washington State GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A., LIQ)(a)
2,250,000	0.030	03/07/14	2,250,000
Washington State GO VRDN SPEARS Series 2007-DB-388 (GTY-AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
7,495,000	0.080	03/07/14	7,495,000
Washington State Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009-51C (Wells Fargo & Co., LIQ)(a)
10,990,000	0.050	03/07/14	10,990,000

			263,570,080

Wisconsin – 0.7%
City of Milwaukee GO Series 2011-N3
3,835,000	5.000	05/15/14	3,872,106
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Floater Certificates Series 2013-0-64 (Royal Bank of Canada, LIQ)(a)
5,275,000	0.060	03/07/14	5,275,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health SPEARS Series 2012-DBE-1094X (Deutsche Bank A.G., LIQ)(a)
5,000,000	0.060	03/07/14	5,000,000
Wisconsin State GO Series 2010 C
10,340,000	5.000	05/01/14	10,424,419
Wisconsin State GO VRDN Floaters Series 2008-2927 (Credit Suisse, LIQ)(a)
13,050,000	0.030	03/07/14	13,050,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Trust Series 2009-15W (Barclays Bank PLC, LIQ)(a)
2,940,000	0.050	03/07/14	2,940,000

			40,561,525

Wyoming – 0.4%
Unita County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993
23,000,000	0.030	03/03/14	23,000,000

TOTAL INVESTMENTS – 99.3%			$5,579,254,424

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			37,410,390

NET ASSETS – 100.0%			$5,616,664,814

The accompanying notes are an integral part of these financial statements.	45

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2014, these securities amounted to $1,629,235,000 or approximately 29.0% of net assets.
(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2014, these securities amounted to $37,640,000 or approximately 0.7% of net assets.
(c)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	—American General Contractors-Interstate Commerce Commission
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax (subject to)
BANS	—Bond Anticipation Notes
BHAC	—Berkshire Hathaway Assurance Corp.
COPS	—Certificates of Participation
CP	—Commercial Paper
CR	—Custodial Receipts
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IDB	—Industrial Development Board
IHC	—Intermountain Health Care
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
MF Hsg	—Multi-Family Housing
NATL-RE	—National Reinsurance Corp.
PCRB	—Pollution Control Revenue Bond
PSF-GTD	—Guaranteed by Permanent School Fund
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
RN	—Revenue Notes
RMKT	—Remarketed
ROCS	—Reset Option Certificates
RR	—Revenue Refunding
SPA	—Standby Purchase Agreement
SPEARS	—Short Puttable Exempt Adjustable Receipts
TANS	—Tax Anticipation Notes
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Notes

46	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 100.6%
United States Treasury Bills
$162,600,000	0.010%		03/06/14	$162,599,774
1,064,000,000	0.075		03/06/14	1,063,988,917
100,000,000	0.005		03/13/14	99,999,833
315,000,000	0.010		03/13/14	314,998,950
250,000,000	0.020		03/13/14	249,998,333
575,000,000	0.065		03/13/14	574,987,542
450,000,000	0.068		03/13/14	449,989,875
450,000,000	0.070		03/13/14	449,989,500
6,000,000,000	0.035		03/20/14	5,999,889,167
250,000,000	0.063		03/20/14	249,991,753
1,174,000,000	0.065		03/20/14	1,173,959,725
4,000,000,000	0.035		03/27/14	3,999,898,889
2,500,000,000	0.065		04/03/14	2,499,851,042
750,000,000	0.055		04/10/14	749,954,167
1,501,900,000	0.135		04/24/14	1,501,595,865
3,000,000,000	0.095		05/15/14	2,999,406,250
499,000,000	0.100		05/22/14	498,886,339
121,000,000	0.100		05/29/14	120,970,086
United States Treasury Notes
834,000,000	1.250	(a)	03/15/14	834,375,258
750,500,000	1.750		03/31/14	751,528,465
1,022,000,000	1.250		04/15/14	1,023,479,584
512,000,000	0.250		04/30/14	512,136,737
633,000,000	1.875		04/30/14	634,890,504
1,692,000,000	1.000		05/15/14	1,695,266,189
1,046,000,000	4.750		05/15/14	1,056,095,358
130,500,000	0.250		05/31/14	130,543,563
1,182,000,000	2.250		05/31/14	1,188,307,876
198,000,000	0.750		06/15/14	198,376,615
22,000,000	2.625		06/30/14	22,177,898
406,843,000	0.625		07/15/14	407,649,524
162,000,000	0.125		07/31/14	162,000,000
1,000,000,000	2.625		07/31/14	1,010,656,057
185,000,000	0.090	(b)	01/31/16	184,931,633

TOTAL INVESTMENTS – 100.6%				$32,973,371,268

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%				(203,847,471)

NET ASSETS – 100.0%				$32,769,523,797

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion represents a forward commitment.
(b) Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2014.
Interest rates represent either the stated coupon rate of annualized yield on date of purchase for discounted securities.
Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	47

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

February 28, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 40.0%
United States Treasury Bills
$500,000,000	0.135%		04/24/14	$499,898,750
500,000,000	0.095		05/15/14	499,901,042
United States Treasury Notes
62,000,000	1.250		03/15/14	62,027,764
475,000,000	1.750		03/31/14	475,644,179
89,000,000	1.250		04/15/14	89,125,345
82,000,000	0.250		04/30/14	82,022,288
75,000,000	1.875		04/30/14	75,211,870
155,000,000	1.000		05/15/14	155,273,006
339,000,000	4.750		05/15/14	342,258,524
235,000,000	0.250		05/31/14	235,092,094
461,000,000	2.250		05/31/14	463,463,341
19,000,000	0.750		06/15/14	19,034,178
9,000,000	2.625		06/30/14	9,072,776
289,000,000	0.625		07/15/14	289,496,691
487,000,000	2.625		07/31/14	492,124,290
150,000,000	0.500		08/15/14	150,275,067
223,000,000	0.250		08/31/14	223,157,358
250,000,000	2.375		08/31/14	252,830,302
250,000,000	0.500		10/15/14	250,508,606
167,000,000	0.375		11/15/14	167,256,259
65,000,000	0.090	(a)	01/31/16	64,975,979

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$4,898,649,709

Repurchase Agreements(b) – 59.9%
Bank of Nova Scotia (The)
$500,000,000	0.110	%(a)(c)	03/07/14	$500,000,000
Maturity Value: $500,275,004
Settlement Date: 11/14/13

Collateralized by U.S. Treasury Bills, 0.000%, due 06/05/14 to
07/31/14, U.S. Treasury Bonds, 2.750% to 11.250%, due 02/15/15
to 05/15/43, U.S. Treasury Inflation-Indexed Bonds, 0.625% to
3.875%, due 01/15/25 to 02/15/43, U.S. Treasury Inflation-
Indexed Notes, 0.125% to 2.500%, due 07/15/14 to 01/15/23, U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
11/15/39 to 05/15/40 and U.S. Treasury Notes, 0.250% to 5.125%,
due 03/31/14 to 08/15/22. The aggregate market value of the
collateral, including accrued interest, was $510,169,927.

200,000,000	0.140	(a)(c)	03/07/14	200,000,000
Maturity Value: $200,280,001
Settlement Date: 09/03/13

Collateralized by U.S. Treasury Bills, 0.000%, due 03/20/14 to
12/11/14, U.S. Treasury Bonds, 2.750% to 9.875%, due
11/15/15 to 08/15/42, U.S. Treasury Inflation-Indexed Bonds,
2.125% to 2.500%, due 01/15/29 to 02/15/41, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 2.500%, due 07/15/15 to
07/15/23 and U.S. Treasury Notes, 0.250% to 4.500%, due
06/30/14 to 08/15/20. The aggregate market value of the
collateral, including accrued interest, was $204,143,667.

Repurchase Agreements(b) – (continued)
BNP Paribas Securities Corp.
$700,000,000	0.070	%(a)(c)	03/03/14	$700,000,000
Maturity Value: $700,734,983
Settlement Date: 09/25/12

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 2.000%
to 3.875%, due 01/15/26 to 04/15/29 and U.S. Treasury
Inflation-Indexed Notes, 0.125% to 2.000%, due 07/15/14 to
04/15/18. The aggregate market value of the collateral,
including accrued interest, was $714,000,008.

750,000,000	0.110	(a)(c)	03/07/14	750,000,000
Maturity Value: $750,417,090
Settlement Date: 12/02/13
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.000%, due 01/15/16 to 07/15/23. The aggregate market value of the collateral, including accrued interest, was $765,000,010.

BNYMellon Investments
168,700,000	0.050		03/03/14	168,700,000
Maturity Value: $168,700,703
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $172,472,435.

Federal Reserve Bank of New York
3,500,000,000	0.050		03/03/14	3,500,000,000
Maturity Value: $3,500,014,583
Collateralized by U.S. Treasury Note, 2.125%, due 02/29/16. The market value of the collateral, including accrued interest, was $3,500,014,620.

Joint Repurchase Agreement Account I
750,000,000	0.050		03/03/14	750,000,000
Maturity Value: $750,003,125

JPMorgan Securities, LLC
3,400,000	0.040		03/03/14	3,400,000
Maturity Value: $3,400,011
Collateralized by U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/14. The market value of the collateral, including accrued interest, was $3,468,439.

Wells Fargo Securities LLC
750,000,000	0.050		03/03/14	750,000,000
Maturity Value: $750,003,125
Collateralized by U.S. Treasury Notes, 2.000% to 4.125%, due 01/31/15 to 02/28/21. The aggregate market value of the collateral, including accrued interest, was $765,000,018.

TOTAL REPURCHASE AGREEMENTS				$7,322,100,000

TOTAL INVESTMENTS – 99.9%				$12,220,749,709

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%				14,018,353

NET ASSETS – 100.0%				$12,234,768,062

48	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2014.
(b)	Unless noted, all repurchase agreements were entered into on February 28, 2014. Additional information on Joint Repurchase Agreement Account I appears on page 50.
(c)	The instrument is subject to a demand feature.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

February 28, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At February 28, 2014, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of March 3, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$150,000,000	$150,000,625	$153,217,231
Treasury Obligations	750,000,000	750,003,125	766,086,157

REPURCHASE AGREEMENTS — At February 28, 2014, the Principal Amounts of certain Funds' interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
ABN Amro Bank N.V.	0.050%	$41,666,667	$208,333,333
Credit Agricole Corporate and Investment Bank	0.050	108,333,333	541,666,667
TOTAL		$150,000,000	$750,000,000

At February 28, 2014, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Inflation-Indexed Bond	3.625%	04/15/28
U.S. Treasury Inflation-Indexed Notes	0.125 to 2.500	0715/16 to 07/15/23
U.S. Treasury Notes	0.250 to 2.750	10/15/14 to 02/15/24

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At February 28, 2014, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of March 3, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$2,024,000,000	$2,024,010,120	$2,077,467,001
Money Market	480,000,000	480,002,400	492,679,921
Prime Obligations	1,400,000,000	1,400,007,000	1,436,983,104

REPURCHASE AGREEMENTS — At February 28, 2014, the Principal Amounts of certain Funds' interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	0.060%	$515,012,723	$122,137,405	$356,234,097
BNP Paribas Securities Corp.	0.060	154,503,817	36,641,221	106,870,229
Credit Agricole Corporate and Investment Bank	0.060	515,012,723	122,137,405	356,234,097
Deutsche Bank Securities, Inc.	0.060	401,709,923	95,267,175	277,862,595
Wells Fargo Securities LLC	0.060	437,760,814	103,816,794	302,798,982
TOTAL		$2,024,000,000	$480,000,000	$1,400,000,000

At February 28, 2014, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500 to 5.500%	04/01/19 to 01/01/44
Federal National Mortgage Association	0.375 to 6.000	05/01/14 to 03/01/44
Government National Mortgage Association	3.000 to 6.000	08/15/33 to 02/20/44
U.S. Treasury Bonds	2.750 to 4.625	02/15/40 to 11/15/43
U.S. Treasury Inflation-Indexed Notes	0.125 to 2.375	01/15/17 to 01/15/23
U.S. Treasury Notes	0.250 to 3.125	10/15/14 to 11/15/23

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

February 28, 2014 (Unaudited)

Federal Fund
Assets:
Investments based on amortized cost	$12,516,546,345
Repurchase agreements based on amortized cost	—
Cash	27,731
Receivables:
Interest	11,092,435
Fund shares sold	410,237
Investments sold	—
Reimbursement from investment advisor	—
Other assets	15,511
Total assets	12,528,092,259

Liabilities:
Due to custodian	—
Payables:
Investments purchased	299,984,421
Amounts owed to affiliates	831,581
Dividend distribution	14,272
Fund shares redeemed	169
Accrued expenses	371,693
Total liabilities	301,202,136

Net Assets:
Paid-in capital	12,226,890,169
Undistributed (distributions in excess of) net investment income	9,920
Accumulated net realized gain (loss) from investments	(9,966)
Net Assets	$12,226,890,123
Net asset value, offering and redemption price per share	$1.00
Net Assets:
FST Shares	$10,090,457,594
FST Select Shares	62,730,959
FST Preferred Shares	52,253,445
FST Capital Shares	59,917,484
FST Administration Shares	413,583,299
FST Premier Shares	1,113,826,096
FST Service Shares	406,426,787
FST Class B Shares	—
FST Class C Shares	—
FST Resource Shares	1,000
FST Cash Management Shares	27,693,459
Total Net Assets	$12,226,890,123
Shares outstanding $0.001 par value (unlimited number of shares authorized):
FST Shares	10,090,457,633
FST Select Shares	62,730,959
FST Preferred Shares	52,253,445
FST Capital Shares	59,917,484
FST Administration Shares	413,583,300
FST Premier Shares	1,113,826,100
FST Service Shares	406,426,789
FST Class B Shares	—
FST Class C Shares	—
FST Resource Shares	1,000
FST Cash Management Shares	27,693,459

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund	Money Market Fund	Prime Obligations Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund	Tax-Free Money Market Fund	Treasury Instruments Fund	Treasury Obligations Fund

$16,031,109,520	$25,472,885,748	$9,851,582,415	$277,926,196	$170,726,520	$5,579,254,424	$32,973,371,268	$4,898,649,709
11,544,200,000	6,195,400,000	4,641,600,000	—	—	—	—	7,322,100,000
69,273	48,552	18,091	1,732,388	—	33,223	14,938	63,480

8,381,005	8,693,847	3,162,954	486,877	241,709	7,955,514	48,604,202	15,234,911
153,008	7,514,926	2,514,525	—	—	186,447	2,112,066	996,684
—	—	—	—	—	49,002,472	—	—
569	—	45,782	134,711	149,843	346,279	—	45,808
7,254	—	—	16,206	5,084	137,148	—	—
27,583,920,629	31,684,543,073	14,498,923,767	280,296,378	171,123,156	5,636,915,507	33,024,102,474	12,237,090,592

—	—	—	—	96,705	—	—	—

—	—	—	1,779,386	—	19,203,037	251,559,566	—
2,245,180	4,079,048	1,970,806	16,097	9,588	391,720	1,609,557	655,385
66,330	716,330	116,597	43	45	5,432	8,390	33,079
335,758	1,408,692	1,306,193	—	—	386,620	680,382	750,005
1,192,378	979,200	960,908	53,853	101,374	263,884	720,782	884,061
3,839,646	7,183,270	4,354,504	1,849,379	207,712	20,250,693	254,578,677	2,322,530

27,579,981,069	31,677,275,452	14,494,756,719	278,503,273	170,915,112	5,617,941,101	32,769,486,875	12,234,684,705
(5,467)	20,696	(107,822)	—	332	—	—	(13,801)
105,381	63,655	(79,634)	(56,274)	—	(1,276,287)	36,922	97,158
$27,580,080,983	$31,677,359,803	$14,494,569,263	$278,446,999	$170,915,444	$5,616,664,814	$32,769,523,797	$12,234,768,062
$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

$24,246,409,884	$30,906,829,906	$11,409,982,165	$105,153,807	$21,649,465	$4,471,754,338	$30,554,085,973	$9,008,007,127
94,071,366	190,047,369	164,328,638	—	—	289,407,888	283,614,212	229,811,282
259,273,873	116,999,447	268,862,234	—	—	16,671,322	64,296,472	108,510,052
415,408,657	51,271,024	102,834,676	—	—	3,794,003	145,869,481	209,996,475
2,086,616,176	335,715,930	1,576,862,841	173,290,399	149,264,145	110,495,205	1,288,629,893	1,612,758,970
6,336,101	51,239,496	1,004	—	—	628,052,892	300,675,377	80,071,575
471,962,925	25,254,630	863,928,705	1,756	799	67,262,742	132,350,389	985,610,581
—	—	3,719,133	—	—	—	—	—
—	—	20,777,435	—	—	—	—	—
1,001	1,000	83,271,432	—	—	29,225,424	1,000	1,000
1,000	1,001	1,000	1,037	1,035	1,000	1,000	1,000
$27,580,080,983	$31,677,359,803	$14,494,569,263	$278,446,999	$170,915,444	$5,616,664,814	$32,769,523,797	$12,234,768,062

24,246,317,243	30,906,739,116	11,410,206,961	105,157,842	21,648,722	4,472,729,867	30,554,051,549	9,007,945,756
94,071,007	190,046,810	164,331,869	—	—	289,471,023	283,613,892	229,809,716
259,272,882	116,999,103	268,867,521	—	—	16,674,959	64,296,399	108,509,312
415,407,070	51,270,873	102,836,699	—	—	3,794,831	145,869,316	209,995,044
2,086,608,204	335,714,943	1,576,893,856	173,297,051	149,259,024	110,519,310	1,288,628,441	1,612,747,982
6,336,077	51,239,345	1,004	—	—	628,189,903	300,675,038	80,071,030
471,961,121	25,254,556	863,945,696	1,756	799	67,277,416	132,350,240	985,603,867
—	—	3,719,207	—	—	—	—	—
—	—	20,777,844	—	—	—	—	—
1,001	1,000	83,273,089	—	—	29,231,838	1,000	1,000
1,000	1,001	1,000	1,036	1,035	1,000	1,000	1,000

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2014 (Unaudited)

Federal Fund
Investment income:
Interest income	$6,072,227
Total investment income	6,072,227

Expenses:
Fund-Level Expenses:
Management fees	12,311,900
Transfer Agent fees	600,580
Professional fees	254,363
Custody, accounting and administrative services	248,172
Registration fees	96,362
Printing and mailing fees	49,894
Trustee fees	23,500
Other	73,265
Subtotal	13,658,036
Class Specific Expenses:
FST Premier Share fees	1,940,617
FST Service Share fees	1,172,401
FST Administration Share fees	531,488
FST Cash Management Share fees	110,016
Distribution fees — FST Cash Management Shares	66,010
FST Capital Share fees	55,858
FST Preferred Share fees	26,529
FST Select Share fees	11,877
FST Resource Share fees	2
Distribution fees — FST Resource Share fees	1
Distribution and Service fees — FST Class B Shares	—
Distribution and Service fees — FST Class C Shares	—
Total expenses	17,572,835
Less — expense reductions	(11,827,742)
Net expenses	5,745,093
NET INVESTMENT INCOME	$327,134
Net realized gain (loss) from investment transactions	31,395
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$358,529

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund	Money Market Fund	Prime Obligations Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund	Tax-Free Money Market Fund	Treasury Instruments Fund	Treasury Obligations Fund

$18,409,305	$34,483,301	$15,922,450	$136,820	$84,461	$3,373,763	$11,227,946	$5,422,994
18,409,305	34,483,301	15,922,450	136,820	84,461	3,373,763	11,227,946	5,422,994

27,729,936	29,544,633	16,812,470	468,581	298,535	5,791,336	31,422,108	12,039,441
1,352,680	1,441,202	820,121	13,388	8,530	282,504	1,532,786	587,290
268,156	393,551	151,665	46,701	45,648	120,220	352,092	322,993
511,740	590,228	424,782	9,290	8,938	27,077	217,733	218,491
937,424	240,749	510,876	22,326	10,992	72,901	162,579	270,258
49,564	70,513	52,202	5,103	10,660	32,121	142,250	32,829
52,497	53,600	33,300	11,811	12,707	22,662	58,422	28,367
180,593	323,185	267,928	9,484	8,169	120,004	525,711	366,810
31,082,590	32,657,661	19,073,344	586,684	404,179	6,468,825	34,413,681	13,866,479

10,154	69,525	2	—	—	1,069,268	562,220	157,742
809,164	71,488	2,228,794	3	2	83,672	457,257	2,603,189
2,653,547	431,589	2,248,385	132,803	112,483	144,409	1,743,292	1,889,057
2	2	2	3	2	2	2	2
1	1	1	3	3	1	2	1
394,498	36,092	94,078	—	—	3,348	114,304	206,619
129,752	55,222	130,764	—	—	8,965	42,463	61,167
15,206	27,377	28,737	—	—	39,397	48,563	31,309
2	2	223,084	—	—	68,962	2	2
1	1	66,925	—	—	20,688	1	1
—	—	19,592	—	—	—	—	—
—	—	109,142	—	—	—	—	—
35,094,917	33,348,960	24,222,850	719,496	516,669	7,907,537	37,381,787	18,815,568
(17,220,068)	(6,991,416)	(9,294,723)	(590,845)	(437,416)	(4,706,136)	(26,272,770)	(13,750,126)
17,874,849	26,357,544	14,928,127	128,651	79,253	3,201,401	11,109,017	5,065,442
$534,456	$8,125,757	$994,323	$8,169	$5,208	$172,362	$118,929	$357,552
172,506	221,027	116,695	(56,273)	3,415	(1,276,258)	37,545	98,363
$706,962	$8,346,784	$1,111,018	$(48,104)	$8,623	$(1,103,896)	$156,474	$455,915

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Fund		Government Fund
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013
From operations:
Net investment income	$327,134	$469,222	$534,456	$7,925,572
Net realized gain (loss) from investment transactions	31,395	209,677	172,506	642,441
Net increase (decrease) in net assets resulting from operations	358,529	678,899	706,962	8,568,013

Distributions to shareholders:
From net investment income:
FST Shares	(265,604)	(365,818)	(468,670)	(7,717,344)
FST Select Shares	(2,192)	(3,627)	(1,866)	(43,332)
FST Preferred Shares	(1,446)	(2,312)	(4,973)	(18,255)
FST Capital Shares	(2,034)	(2,844)	(10,520)	(22,334)
FST Administration Shares	(11,609)	(16,659)	(41,782)	(110,287)
FST Premier Shares	(30,227)	(51,875)	(115)	(280)
FST Service Shares	(12,824)	(21,632)	(6,526)	(13,732)
FST Class B Shares	—	—	—	—
FST Class C Shares	—	—	—	—
FST Resource Shares	(2)	(4)	(2)	(4)
FST Cash Management Shares	(1,196)	(4,451)	(2)	(4)
From net realized gains:
FST Shares	(32,015)	(157,264)	(211,205)	(409,155)
FST Select Shares	(222)	(1,479)	(1,027)	(2,709)
FST Preferred Shares	(172)	(1,004)	(2,450)	(5,012)
FST Capital Shares	(238)	(1,226)	(4,611)	(10,689)
FST Administration Shares	(1,360)	(7,052)	(19,148)	(35,686)
FST Premier Shares	(3,597)	(22,797)	(52)	(97)
FST Service Shares	(1,479)	(9,828)	(2,803)	(4,922)
FST Class B Shares	—	—	—	—
FST Class C Shares	—	—	—	—
FST Resource Shares	—	—	—	—
FST Cash Management Shares	(146)	(1,664)	—	—
Total distributions to shareholders	(366,363)	(671,536)	(775,752)	(8,393,842)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	18,289,690,285	28,927,324,892	92,096,419,572	203,022,721,856
Reinvestment of distributions	270,432	497,169	403,555	4,111,397
Cost of shares redeemed	(16,630,466,803)	(30,199,526,281)	(89,380,558,112)	(210,919,751,182)
Net increase (decrease) in net assets resulting from share transactions	1,659,493,914	(1,271,704,220)	2,716,265,015	(7,892,917,929)
NET INCREASE (DECREASE)	1,659,486,080	(1,271,696,857)	2,716,196,225	(7,892,743,758)

Net assets:
Beginning of period	10,567,404,043	11,839,100,900	24,863,884,758	32,756,628,516
End of period	$12,226,890,123	$10,567,404,043	$27,580,080,983	$24,863,884,758
Undistributed (distributions in excess of) net investment income	$9,920	$9,920	$(5,467)	$(5,467)

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Money Market Fund		Prime Obligations Fund		Tax-Exempt California Fund
For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013

$8,125,757	$26,660,329	$994,323	$10,378,934	$8,169	$15,094

221,027	964,534	116,695	1,043,974	(56,273)	25,952

8,346,784	27,624,863	1,111,018	11,422,908	(48,104)	41,046

(8,092,896)	(26,509,712)	(863,162)	(10,217,764)	(2,765)	(5,462)
(25,559)	(128,015)	(7,589)	(116,950)	—	—
(1,426)	(7,653)	(10,288)	(8,036)	—	—
(615)	(1,209)	(4,878)	(4,685)	—	—
(4,384)	(11,792)	(68,995)	(22,262)	(5,400)	(9,625)
(511)	(1,059)	(2)	(4)	—	—
(362)	(881)	(34,930)	(6,891)	(2)	(4)
—	—	(153)	(69)	—	—
—	—	(852)	(319)	—	—
(2)	(4)	(3,472)	(1,950)	—	—
(2)	(4)	(2)	(4)	(2)	(3)

(152,011)	(884,953)	(147,705)	(769,992)	(5,577)	(14,551)
(1,000)	(4,480)	(2,177)	(13,013)	—	—
(614)	(1,577)	(2,900)	(10,423)	—	—
(261)	(1,107)	(1,445)	(8,647)	—	—
(1,859)	(12,316)	(21,626)	(105,223)	(11,285)	(24,490)
(217)	(1,405)	—	—	—	—
(157)	(1,176)	(10,009)	(42,522)	—	—
—	—	(45)	(224)	—	—
—	—	(250)	(1,152)	—	—
—	—	(1,033)	(5,782)	—	—
—	—	—	—	—	—
(8,281,876)	(27,567,343)	(1,181,513)	(11,335,912)	(25,031)	(54,135)

202,986,415,055	263,663,220,861	60,889,623,740	120,877,960,465	400,189,798	889,152,447
3,928,018	11,957,943	446,167	3,985,656	24,554	53,899
(197,036,177,361)	(258,902,065,508)	(63,742,992,173)	(121,693,644,751)	(437,995,335)	(816,221,354)

5,954,165,712	4,773,113,296	(2,852,922,266)	(811,698,630)	(37,780,983)	72,984,992
5,954,230,620	4,773,170,816	(2,852,992,761)	(811,611,634)	(37,854,118)	72,971,903

25,723,129,183	20,949,958,367	17,347,562,024	18,159,173,658	316,301,117	243,329,214
$31,677,359,803	$25,723,129,183	$14,494,569,263	$17,347,562,024	$278,446,999	$316,301,117

$20,696	$20,696	$(107,822)	$(107,822)	$—	$—

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Tax-Exempt New York Fund
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013
From operations:
Net investment income (loss)	$5,208	$11,190
Net realized gain (loss) from investment transactions	3,415	12,836
Net increase (decrease) in net assets resulting from operations	8,623	24,026

Distributions to shareholders:
From net investment income:
FST Shares	(627)	(1,316)
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	(4,577)	(9,866)
FST Premier Shares	—	—
FST Service Shares	(2)	(4)
FST Resource Shares	—	—
FST Cash Management Shares	(2)	(4)
From net realized gains:
FST Shares	(980)	(1,932)
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	(5,921)	(12,630)
FST Premier Shares	—	—
FST Service Shares	—	—
FST Resource Shares	—	—
FST Cash Management Shares	—	—
Total distributions to shareholders	(12,109)	(25,752)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	275,693,504	433,571,170
Reinvestment of distributions	11,882	25,417
Cost of shares redeemed	(251,506,766)	(488,362,222)
Net increase (decrease) in net assets resulting from share transactions	24,198,620	(54,765,635)
NET INCREASE (DECREASE)	24,195,134	(54,767,361)

Net assets:
Beginning of period	146,720,310	201,487,671
End of period	$170,915,444	$146,720,310
Undistributed (distributions in excess of) net investment income (loss)	$332	$332

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Tax-Free Money Market Fund		Treasury Instruments Fund		Treasury Obligations Fund
For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013

$172,362	$867,749	$118,929	$(517,580)	$357,552	$732,555
(1,276,258)	423,656	37,545	896,920	98,363	4,730
(1,103,896)	1,291,405	156,474	379,340	455,915	737,285

(139,638)	(802,477)	(109,535)	—	(270,097)	(511,529)
(8,012)	(12,783)	(1,479)	—	(6,670)	(11,269)
(547)	(1,359)	(219)	—	(3,837)	(7,069)
(136)	(396)	(605)	—	(8,738)	(15,316)
(3,524)	(11,919)	(5,337)	—	(47,848)	(100,992)
(18,640)	(36,051)	(1,177)	—	(2,845)	(6,393)
(1,021)	(1,040)	(573)	—	(33,074)	(59,357)
(842)	(1,720)	(2)	—	(2)	(4)
(2)	(4)	(2)	—	(2)	(4)

(295,357)	(437,559)	(45,547)	(281,452)	—	—
(21,408)	(13,606)	(302)	(2,804)	—	—
(1,091)	(1,966)	(248)	(1,614)		—
(199)	(716)	(233)	(1,998)		—
(7,069)	(15,279)	(2,334)	(14,725)		—
(38,383)	(49,471)	(591)	(4,184)		—
(1,250)	(1,065)	(433)	(2,656)		—
(1,780)	(2,139)	—	(4)	—	—
—	—	—	(4)	—	—
(538,899)	(1,389,550)	(168,617)	(309,441)	(373,113)	(711,933)

8,141,501,938	18,092,455,759	61,442,473,724	87,758,288,497	43,448,836,568	185,431,910,343
429,046	1,090,634	115,864	203,871	173,969	294,633
(8,256,219,569)	(18,800,677,498)	(56,454,201,979)	(85,784,588,151)	(41,604,156,998)	(186,265,880,100)
(114,288,585)	(707,131,105)	4,988,387,609	1,973,904,217	1,844,853,539	(833,675,124)
(115,931,380)	(707,229,250)	4,988,375,466	1,973,974,116	1,844,936,341	(833,649,772)

5,732,596,194	6,439,825,444	27,781,148,331	25,807,174,215	10,389,831,721	11,223,481,493
$5,616,664,814	$5,732,596,194	$32,769,523,797	$27,781,148,331	$12,234,768,062	$10,389,831,721
$—	$—	$—	$—	$(13,801)	$1,760

The accompanying notes are an integral part of these financial statements.	59

FINANCIAL SQUARE FEDERAL FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2014 - FST Shares	$1.00	$—	(c)	$—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Select Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Preferred Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Capital Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Administration Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Service Shares	1.00	—	(c)(g)	—	(c)(g)

FOR THE FISCAL YEAR ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.025	(g)	(0.025	)(g)
2008 - FST Select Shares	1.00	0.024	(g)	(0.024	)(g)
2008 - FST Preferred Shares	1.00	0.024	(g)	(0.024	)(g)
2008 - FST Capital Shares	1.00	0.023	(g)	(0.023	)(g)
2008 - FST Administration Shares	1.00	0.022	(g)	(0.022	)(g)
2008 - FST Service Shares	1.00	0.020	(g)	(0.020	)(g)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), and $0.0003 and $(0.0003), of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and fiscal year ended December 31, 2008, respectively.

60	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$10,090,458	0.09	%(e)	0.23	%(e)	0.01	%(e)
1.00	—	(d)	62,731	0.09	(e)	0.26	(e)	0.01	(e)
1.00	—	(d)	52,253	0.09	(e)	0.33	(e)	0.01	(e)
1.00	—	(d)	59,917	0.09	(e)	0.38	(e)	0.01	(e)
1.00	—	(d)	413,583	0.09	(e)	0.48	(e)	0.01	(e)
1.00	—	(d)	1,113,826	0.09	(e)	0.58	(e)	0.01	(e)
1.00	—	(d)	406,427	0.09	(e)	0.73	(e)	0.01	(e)
1.00	—	(d)	1	0.09	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	27,694	0.09	(e)	1.03	(e)	0.01	(e)

1.00	0.01		8,211,951	0.14		0.23		—	(f)
1.00	0.01		127,241	0.14		0.26		—	(f)
1.00	0.01		53,020	0.14		0.33		—	(f)
1.00	0.01		62,058	0.14		0.38		—	(f)
1.00	0.01		418,901	0.14		0.48		—	(f)
1.00	0.01		1,137,540	0.14		0.58		—	(f)
1.00	0.01		508,699	0.14		0.73		—	(f)
1.00	0.01		1	0.14		0.88		0.40
1.00	0.01		47,993	0.14		1.03		—	(f)
1.00	0.01		9,044,336	0.12		0.23		—	(f)
1.00	0.01		89,636	0.12		0.26		0.01
1.00	0.01		60,660	0.12		0.33		—	(f)
1.00	0.01		71,459	0.12		0.38		—	(f)
1.00	0.01		480,896	0.12		0.48		—	(f)
1.00	0.01		1,313,277	0.12		0.58		—	(f)
1.00	0.01		603,587	0.12		0.73		—	(f)
1.00	0.01		1	0.12		0.88		0.40
1.00	0.01		175,249	0.12		1.03		—	(f)
1.00	0.01		9,888,638	0.17		0.23		0.01
1.00	0.01		74,182	0.18		0.26		—	(f)
1.00	0.01		269,893	0.18		0.33		—	(f)
1.00	0.01		80,713	0.18		0.38		—	(f)
1.00	0.01		454,427	0.18		0.48		—	(f)
1.00	0.01		1,298,287	0.18		0.58		—	(f)
1.00	0.01		739,254	0.18		0.73		—	(f)
1.00	0.01		1	0.17		0.88		0.19
1.00	0.01		151,472	0.18		1.03		—	(f)
1.00	0.05		12,958,372	0.20		0.23		0.03
1.00	0.02		105,245	0.22		0.25		0.01
1.00	0.01		285,291	0.24		0.33		(0.01)
1.00	0.01		72,407	0.24		0.37		(0.01)
1.00	0.01		579,217	0.25		0.48		(0.01)
1.00	0.01		1,479,302	0.24	(e)	0.58	(e)	0.01	(e)
1.00	0.01		774,348	0.24		0.73		(0.01)
1.00	0.01		1	0.20	(e)	0.73	(e)	0.06	(e)
1.00	0.01		210,167	0.24	(e)	1.03	(e)	0.01	(e)

1.00	0.22		20,069,801	0.21	(e)	0.24	(e)	0.32	(e)
1.00	0.20		256,463	0.24	(e)	0.27	(e)	0.24	(e)
1.00	0.15		511,911	0.31	(e)	0.34	(e)	0.19	(e)
1.00	0.12		157,721	0.36	(e)	0.39	(e)	0.09	(e)
1.00	0.07		897,620	0.44	(e)	0.49	(e)	0.10	(e)
1.00	0.02		887,368	0.53	(e)	0.74	(e)	—	(e)(f)

1.00	2.48		31,185,150	0.21		0.24		2.34
1.00	2.45		89,863	0.24		0.27		2.29
1.00	2.38		491,371	0.31		0.34		2.32
1.00	2.33		36,379	0.36		0.39		1.99
1.00	2.22		1,470,423	0.46		0.49		2.01
1.00	1.97		1,331,954	0.71		0.74		1.88

The accompanying notes are an integral part of these financial statements.	61

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2014 - FST Shares	$1.00	$—	(c)	$—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Select Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Preferred Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Capital Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Administration Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Service Shares	1.00	0.001	(g)	(0.001	)(g)

FOR THE FISCAL YEAR ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.025	(g)	(0.025	)(g)
2008 - FST Select Shares	1.00	0.025	(g)	(0.025	)(g)
2008 - FST Preferred Shares	1.00	0.024	(g)	(0.024	)(g)
2008 - FST Capital Shares	1.00	0.023	(g)	(0.023	)(g)
2008 - FST Administration Shares	1.00	0.022	(g)	(0.022	)(g)
2008 - FST Service Shares	1.00	0.020	(g)	(0.020	)(g)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0005 and $(0.0005), and $0.001 and $(0.001), of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

62	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$24,246,410	0.13	%(e)	0.23	%(e)	—	%(e)(f)
1.00	—	(d)	94,071	0.13	(e)	0.26	(e)	—	(e)(f)
1.00	—	(d)	259,274	0.13	(e)	0.33	(e)	—	(e)(f)
1.00	—	(d)	415,409	0.13	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	2,086,616	0.13	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	6,336	0.13	(e)	0.58	(e)	—	(e)(f)
1.00	—	(d)	471,963	0.13	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.13	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.13	(e)	1.03	(e)	0.40	(e)

1.00	0.03		21,751,069	0.18		0.23		0.03
1.00	0.01		145,992	0.20		0.26		0.02
1.00	0.01		305,546	0.21		0.33		—	(f)
1.00	0.01		411,426	0.20		0.38		—	(f)
1.00	0.01		1,983,578	0.20		0.48		—	(f)
1.00	0.01		5,416	0.20		0.58		—	(f)
1.00	0.01		260,856	0.20		0.73		—	(f)
1.00	0.01		1	0.18		0.88		0.40
1.00	0.01		1	0.18		1.03		0.40
1.00	0.03		28,326,048	0.18		0.23		0.03
1.00	0.01		628,155	0.20		0.26		0.01
1.00	0.01		546,452	0.20		0.33		0.01
1.00	0.01		493,427	0.20		0.38		0.01
1.00	0.01		2,382,900	0.20		0.48		0.01
1.00	0.01		5,594	0.21		0.58		0.01
1.00	0.01		374,051	0.20		0.73		0.01
1.00	0.01		1	0.18		0.88		0.40
1.00	0.01		1	0.18		1.03		0.40
1.00	0.04		20,959,643	0.18		0.23		0.04
1.00	0.02		474,953	0.20		0.26		0.03
1.00	0.01		652,225	0.22		0.33		—	(f)
1.00	0.01		815,275	0.22		0.38		—	(f)
1.00	0.01		1,956,642	0.22		0.48		—	(f)
1.00	0.01		1	0.22		0.58		0.28
1.00	0.01		478,866	0.21		0.73		—	(f)
1.00	0.01		1	0.22		0.88		0.28
1.00	0.01		1	0.22		1.03		—	(f)
1.00	0.08		26,136,102	0.18		0.23		0.06
1.00	0.05		1,225,360	0.21		0.26		0.03
1.00	0.02		783,466	0.25		0.33		(0.01)
1.00	0.01		859,594	0.25		0.38		(0.01)
1.00	0.01		2,397,534	0.25		0.48		(0.02)
1.00	0.01		1	0.18	(e)	0.58	(e)	0.25	(e)
1.00	0.01		377,138	0.25		0.73		(0.02)
1.00	0.01		1	0.18	(e)	0.73	(e)	0.25	(e)
1.00	0.01		1	0.30	(e)	1.03	(e)	(0.18	)(e)

1.00	0.29		51,896,720	0.19	(e)	0.24	(e)	0.35	(e)
1.00	0.27		2,218,312	0.22	(e)	0.27	(e)	0.30	(e)
1.00	0.22		873,242	0.29	(e)	0.34	(e)	0.26	(e)
1.00	0.19		1,022,472	0.34	(e)	0.39	(e)	0.23	(e)
1.00	0.13		3,217,353	0.43	(e)	0.49	(e)	0.13	(e)
1.00	0.05		505,564	0.58	(e)	0.74	(e)	(0.01	)(e)

1.00	2.51		48,835,964	0.19		0.24		2.17
1.00	2.48		1,222,242	0.22		0.27		2.24
1.00	2.41		1,022,324	0.29		0.34		2.28
1.00	2.36		1,256,106	0.34		0.39		2.15
1.00	2.25		3,995,979	0.44		0.49		2.06
1.00	2.00		676,581	0.69		0.74		1.85

The accompanying notes are an integral part of these financial statements.	63

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2014 - FST Shares	$1.00	$—	(c)	$—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2013 - FST Shares	1.00	0.001		(0.001)
2013 - FST Select Shares	1.00	0.001		(0.001)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	0.002		(0.002)
2012 - FST Select Shares	1.00	0.001		(0.001)
2012 - FST Preferred Shares	1.00	0.001		(0.001)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.004	(g)	(0.004	)(g)
2009 - FST Select Shares	1.00	0.004	(g)	(0.004	)(g)
2009 - FST Preferred Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Capital Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Administration Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Service Shares	1.00	0.001	(g)	(0.001	)(g)

FOR THE FISCAL YEAR ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.027		(0.027)
2008 - FST Select Shares	1.00	0.026		(0.026)
2008 - FST Preferred Shares	1.00	0.026		(0.026)
2008 - FST Capital Shares	1.00	0.025		(0.025)
2008 - FST Administration Shares	1.00	0.024		(0.024)
2008 - FST Service Shares	1.00	0.022		(0.022)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0001 and $(0.0001), of net realized gains and distributions from net realized gains for the period ended August 31, 2009.

64	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.03%		$30,906,830	0.18	%(e)	0.23	%(e)	0.06	%(e)
1.00	0.02		190,047	0.21	(e)	0.26	(e)	0.03	(e)
1.00	—	(d)	116,999	0.23	(e)	0.33	(e)	—	(e)(f)
1.00	—	(d)	51,271	0.24	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	335,716	0.24	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	51,240	0.24	(e)	0.58	(e)	—	(e)(f)
1.00	—	(d)	25,255	0.24	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.18	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.18	(e)	1.03	(e)	0.40	(e)

1.00	0.11		25,047,026	0.18		0.23		0.11
1.00	0.08		178,080	0.21		0.26		0.08
1.00	0.02		44,177	0.27		0.33		0.02
1.00	0.01		44,542	0.28		0.38		—	(f)
1.00	0.01		338,423	0.29		0.48		—	(f)
1.00	0.01		30,335	0.28		0.58		—	(f)
1.00	0.01		40,544	0.28		0.73		—	(f)
1.00	0.01		1	0.18		0.88		0.40
1.00	0.01		1	0.18		1.03		0.40
1.00	0.17		20,278,527	0.18		0.23		0.17
1.00	0.14		151,931	0.21		0.26		0.14
1.00	0.07		34,142	0.28		0.33		0.07
1.00	0.03		31,393	0.33		0.38		0.02
1.00	0.01		400,478	0.35		0.48		0.01
1.00	0.01		28,554	0.35		0.58		0.01
1.00	0.01		24,931	0.34		0.73		0.01
1.00	0.01		1	0.18		0.88		0.40
1.00	0.01		1	0.18		1.03		0.40
1.00	0.14		19,751,293	0.18		0.23		0.14
1.00	0.11		212,150	0.21		0.26		0.10
1.00	0.04		57,885	0.28		0.33		0.04
1.00	0.02		47,555	0.31		0.38		0.01
1.00	0.01		567,818	0.32		0.48		—	(f)
1.00	0.01		10,572	0.29		0.58		—	(f)
1.00	0.01		148,341	0.31		0.73		—	(f)
1.00	0.01		1	0.28		0.88		0.32
1.00	0.01		1	0.40		1.03		(0.07)
1.00	0.13		15,510,366	0.18		0.23		0.10
1.00	0.10		368,196	0.21		0.26		0.11
1.00	0.04		97,072	0.27		0.33		0.03
1.00	0.02		81,640	0.29		0.38		—	(f)
1.00	0.01		780,326	0.30		0.48		(0.01)
1.00	0.01		1	0.40	(e)	0.58	(e)	0.01	(e)
1.00	0.01		173,360	0.29		0.73		(0.02)
1.00	0.01		1	0.18	(e)	0.73	(e)	0.31	(e)
1.00	0.01		1	0.48	(e)	0.97	(e)	(0.22	)(e)

1.00	0.38		21,878,982	0.21	(e)	0.26	(e)	0.55	(e)
1.00	0.36		42,778	0.24	(e)	0.29	(e)	0.60	(e)
1.00	0.32		87,673	0.31	(e)	0.36	(e)	0.46	(e)
1.00	0.28		76,008	0.36	(e)	0.41	(e)	0.38	(e)
1.00	0.22		1,415,175	0.45	(e)	0.51	(e)	0.23	(e)
1.00	0.11		472,480	0.62	(e)	0.76	(e)	0.15	(e)

1.00	2.70		18,340,321	0.19		0.24		2.74
1.00	2.67		54,085	0.22		0.27		2.80
1.00	2.60		87,841	0.29		0.34		2.75
1.00	2.54		50,112	0.34		0.39		2.59
1.00	2.44		684,773	0.44		0.49		2.51
1.00	2.19		559,707	0.69		0.74		2.24

The accompanying notes are an integral part of these financial statements.	65

FINANCIAL SQUARE PRIME OBLIGATION FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2014 - FST Shares	$1.00	$—	(c)	$—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2014 - FST Class B Shares	1.00	—	(c)	—	(c)
2014 - FST Class C Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2013 - FST Shares	1.00	0.001		(0.001)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2013 - FST Class B Shares	1.00	—	(c)	—	(c)
2013 - FST Class C Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	0.001		(0.001)
2012 - FST Select Shares	1.00	0.001		(0.001)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Class B Shares	1.00	—	(c)	—	(c)
2012 - FST Class C Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Class B Shares	1.00	—	(c)	—	(c)
2011 - FST Class C Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Class B Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Class C Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.003		(0.003)
2009 - FST Select Shares	1.00	0.003		(0.003)
2009 - FST Preferred Shares	1.00	0.003		(0.003)
2009 - FST Capital Shares	1.00	0.002		(0.002)
2009 - FST Administration Shares	1.00	0.002		(0.002)
2009 - FST Service Shares	1.00	0.001		(0.001)

FOR THE FISCAL YEAR ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.026	(f)	(0.026)
2008 - FST Select Shares	1.00	0.026	(f)	(0.026)
2008 - FST Preferred Shares	1.00	0.025	(f)	(0.025)
2008 - FST Capital Shares	1.00	0.025	(f)	(0.025)
2008 - FST Administration Shares	1.00	0.024	(f)	(0.024)
2008 - FST Service Shares	1.00	0.021	(f)	(0.021)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount is less than 0.005% of average net assets.
(f)	Reflects an increase of $0.002 per share and 0.22% as a result of voluntary and irrevocable capital infusion by Goldman Sachs.

66	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATION FUND

Net asset value, end of period	Total return(b)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.01%	$11,409,982	0.18	%(d)	0.23	%(d)	0.01	%(d)
1.00	0.01	164,329	0.19	(d)	0.26	(d)	0.01	(d)
1.00	0.01	268,862	0.19	(d)	0.33	(d)	0.01	(d)
1.00	0.01	102,835	0.19	(d)	0.38	(d)	0.01	(d)
1.00	0.01	1,576,863	0.19	(d)	0.48	(d)	0.01	(d)
1.00	0.01	1	0.18	(d)	0.58	(d)	0.40	(d)
1.00	0.01	863,929	0.19	(d)	0.73	(d)	0.01	(d)
1.00	0.01	83,271	0.19	(d)	0.88	(d)	0.01	(d)
1.00	0.01	1	0.18	(d)	1.03	(d)	0.40	(d)
1.00	0.01	3,719	0.19	(d)	1.23	(d)	0.01	(d)
1.00	0.01	20,777	0.19	(d)	1.23	(d)	0.01	(d)

1.00	0.07	13,339,031	0.18		0.23		0.07
1.00	0.05	212,468	0.21		0.26		0.04
1.00	0.01	227,037	0.24		0.33		—	(e)
1.00	0.01	102,509	0.26		0.38		—	(e)
1.00	0.01	2,579,850	0.24		0.48		—	(e)
1.00	0.01	1	0.18		0.58		0.40
1.00	0.01	767,593	0.24		0.73		—	(e)
1.00	0.01	91,805	0.25		0.88		—	(e)
1.00	0.01	1	0.18		1.03		0.40
1.00	0.01	4,161	0.25		1.23		—	(e)
1.00	0.01	23,106	0.25		1.23		—	(e)
1.00	0.12	14,614,135	0.18		0.23		0.11
1.00	0.09	325,596	0.21		0.26		0.09
1.00	0.02	206,707	0.27		0.33		0.02
1.00	0.01	187,844	0.29		0.38		—	(e)
1.00	0.01	1,888,821	0.29		0.48		—	(e)
1.00	0.01	1	0.18		0.58		0.40
1.00	0.01	764,803	0.29		0.73		—	(e)
1.00	0.01	139,778	0.29		0.88		—	(e)
1.00	0.01	1	0.18		1.03		0.40
1.00	0.01	5,188	0.29		1.23		—	(e)
1.00	0.01	26,300	0.29		1.23		—	(e)
1.00	0.10	17,670,097	0.18		0.23		0.10
1.00	0.07	151,663	0.21		0.26		0.07
1.00	0.02	406,827	0.26		0.33		0.02
1.00	0.01	179,018	0.28		0.38		0.01
1.00	0.01	2,875,584	0.27		0.48		0.01
1.00	0.01	1	0.23		0.58		0.30
1.00	0.01	762,833	0.27		0.73		0.01
1.00	0.01	147,232	0.27		0.88		0.01
1.00	0.01	1	0.32		1.03		0.03
1.00	0.01	7,762	0.27		1.23		0.01
1.00	0.01	32,646	0.27		1.23		0.01
1.00	0.12	22,977,394	0.18		0.23		0.10
1.00	0.09	106,849	0.21		0.26		0.06
1.00	0.04	350,484	0.26		0.33		0.01
1.00	0.02	325,649	0.28		0.38		(0.01)
1.00	0.01	3,194,694	0.29		0.48		(0.01)
1.00	0.01	1	0.34	(d)	0.58	(d)	0.11	(d)
1.00	0.01	757,826	0.29		0.73		(0.01)
1.00	0.01	7,827	0.36	(d)	1.23	(d)	0.02	(d)
1.00	0.01	29,973	0.36	(d)	1.23	(d)	0.01	(d)
1.00	0.01	134,763	0.35	(d)	0.73	(d)	0.01	(d)
1.00	0.01	1	0.36	(d)	1.03	(d)	(0.37	)(d)

1.00	0.32	30,756,777	0.23	(d)	0.28	(d)	0.47	(d)
1.00	0.30	99,249	0.26	(d)	0.31	(d)	0.48	(d)
1.00	0.25	1,226,201	0.33	(d)	0.38	(d)	0.40	(d)
1.00	0.22	568,066	0.38	(d)	0.43	(d)	0.37	(d)
1.00	0.16	3,986,524	0.47	(d)	0.53	(d)	0.24	(d)
1.00	0.06	873,287	0.63	(d)	0.78	(d)	0.12	(d)

1.00	2.64	25,218,329	0.19		0.24		2.72
1.00	2.61	95,807	0.22		0.27		2.77
1.00	2.54	1,385,336	0.29		0.34		2.55
1.00	2.49	777,173	0.34		0.39		2.48
1.00	2.39	4,060,108	0.44		0.49		2.45
1.00	2.13	1,398,311	0.69		0.74		2.19

The accompanying notes are an integral part of these financial statements.	67

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2014 - FST Shares	$1.00	$—	(c)	$—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	—	(c)	—	(c)
2009 - FST Administration Shares	1.00	—	(c)	—	(c)
2009 - FST Service Shares	1.00	—	(c)	—	(c)
2009 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEAR ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.016		(0.016	)(e)
2008 - FST Administration Shares	1.00	0.014		(0.014	)(e)
2008 - FST Service Shares	1.00	0.012		(0.012	)(e)
2008 - FST Cash Management Shares	1.00	0.011		(0.011	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.00021 of distributions from net realized gains for the fiscal year ended December 31, 2008.

68	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Net asset value, end of period	Total return(b)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.01%	$105,154	0.10	%(d)	0.44	%(d)	0.01	%(d)
1.00	0.01	173,290	0.10	(d)	0.59	(d)	0.01	(d)
1.00	0.01	2	0.10	(d)	0.84	(d)	0.23	(d)
1.00	0.01	1	0.10	(d)	1.44	(d)	0.39	(d)

1.00	0.02	91,299	0.15		0.41		0.01
1.00	0.02	224,999	0.15		0.56		0.01
1.00	0.02	2	0.15		0.81		0.23
1.00	0.02	1	0.15		1.41		0.39
1.00	0.01	91,478	0.15		0.48		0.01
1.00	0.01	151,848	0.15		0.63		0.01
1.00	0.01	2	0.15		0.88		0.23
1.00	0.01	1	0.15		1.48		0.29
1.00	0.01	88,040	0.24		0.50		0.01
1.00	0.01	145,131	0.24		0.65		0.01
1.00	0.01	2	0.24		0.90		0.11
1.00	0.01	1	0.24		1.50		0.09
1.00	0.01	83,316	0.30		0.46		0.01
1.00	0.01	160,396	0.30		0.61		0.01
1.00	0.01	2	0.30		0.86		0.04
1.00	0.01	1	0.30		0.96		(0.08)

1.00	0.04	67,911	0.44	(d)	0.49	(d)	0.06	(d)
1.00	0.01	244,701	0.49	(d)	0.64	(d)	0.01	(d)
1.00	0.01	2	0.52	(d)	0.89	(d)	0.01	(d)
1.00	0.01	1	0.52	(d)	1.49	(d)	(0.09	)(d)

1.00	1.60	147,340	0.44		0.46		1.56
1.00	1.45	499,754	0.59		0.61		1.42
1.00	1.21	445	0.82		0.86		0.72
1.00	1.05	1	0.84		1.46		1.18

The accompanying notes are an integral part of these financial statements.	69

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2014 - FST Shares	$1.00	$—	(c)	$—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	—	(c)	—	(c)
2009 - FST Administration Shares	1.00	—	(c)	—	(c)
2009 - FST Service Shares	1.00	—	(c)	—	(c)
2009 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEAR ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.017		(0.017	)(e)
2008 - FST Administration Shares	1.00	0.015		(0.015	)(e)
2008 - FST Service Shares	1.00	0.013		(0.013	)(e)
2008 - FST Cash Management Shares	1.00	0.011		(0.011	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.0003 of distributions from net realized gains for the fiscal year ended December 31, 2008.

70	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Net asset value, end of period	Total return(b)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.01%	$21,649	0.09	%(d)	0.47	%(d)	0.01	%(d)
1.00	0.01	149,264	0.09	(d)	0.62	(d)	0.01	(d)
1.00	0.01	1	0.09	(d)	0.87	(d)	0.50	(d)
1.00	0.01	1	0.09	(d)	1.47	(d)	0.39	(d)

1.00	0.01	18,880	0.14		0.42		0.01
1.00	0.01	127,838	0.14		0.57		0.01
1.00	0.01	1	0.14		0.82		0.50
1.00	0.01	1	0.14		1.42		0.39
1.00	0.01	21,067	0.16		0.52		0.01
1.00	0.01	180,419	0.16		0.67		0.01
1.00	0.01	1	0.16		0.92		0.50
1.00	0.01	1	0.16		1.52		0.39
1.00	0.03	20,954	0.22		0.55		0.01
1.00	0.03	140,452	0.22		0.70		0.01
1.00	0.03	1	0.22		0.95		0.28
1.00	0.03	1	0.22		1.55		0.08
1.00	0.03	49,859	0.30		0.46		0.01
1.00	0.03	127,395	0.30		0.61		0.01
1.00	0.03	1	0.30		0.86		0.01
1.00	0.03	1	0.30		0.96		(0.03)

1.00	0.04	50,211	0.42	(d)	0.49	(d)	0.07	(d)
1.00	0.01	243,215	0.47	(d)	0.64	(d)	0.02	(d)
1.00	0.01	76	0.47	(d)	0.89	(d)	0.02	(d)
1.00	0.01	1	0.48	(d)	1.49	(d)	0.02	(d)

1.00	1.70	76,958	0.44		0.47		1.67
1.00	1.55	418,830	0.59		0.62		1.48
1.00	1.30	76	0.84		0.87		1.41
1.00	1.14	1	0.90		1.47		1.11

The accompanying notes are an integral part of these financial statements.	71

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2014 - FST Shares	$1.00	$—	(c)	$—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.002		(0.002)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	0.001		(0.001)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.003		(0.003)
2009 - FST Select Shares	1.00	0.002		(0.002)
2009 - FST Preferred Shares	1.00	0.002		(0.002)
2009 - FST Capital Shares	1.00	0.002		(0.002)
2009 - FST Administration Shares	1.00	0.001		(0.001)
2009 - FST Service Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEAR ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.020		(0.020	)(e)
2008 - FST Select Shares	1.00	0.020		(0.020	)(e)
2008 - FST Preferred Shares	1.00	0.019		(0.019	)(e)
2008 - FST Capital Shares	1.00	0.018		(0.018	)(e)
2008 - FST Administration Shares	1.00	0.017		(0.017	)(e)
2008 - FST Service Shares	1.00	0.015		(0.015	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.0001 of distributions from net realized gains for the fiscal year ended December 31, 2008.

72	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Net asset value, end of period	Total return(b)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.01%	$4,471,754	0.11	%(d)	0.23	%(d)	0.01	%(d)
1.00	0.01	289,408	0.11	(d)	0.26	(d)	0.01	(d)
1.00	0.01	16,671	0.11	(d)	0.33	(d)	0.01	(d)
1.00	0.01	3,794	0.11	(d)	0.38	(d)	0.01	(d)
1.00	0.01	110,495	0.11	(d)	0.48	(d)	0.01	(d)
1.00	0.01	628,053	0.11	(d)	0.58	(d)	0.01	(d)
1.00	0.01	67,263	0.11	(d)	0.73	(d)	0.01	(d)
1.00	0.01	29,226	0.11	(d)	0.88	(d)	0.01	(d)
1.00	0.01	1	0.11	(d)	1.03	(d)	0.40	(d)

1.00	0.02	4,762,419	0.15		0.23		0.02
1.00	0.02	197,985	0.16		0.26		0.01
1.00	0.01	19,349	0.16		0.33		0.01
1.00	0.01	3,511	0.16		0.38		0.01
1.00	0.01	134,037	0.16		0.48		0.01
1.00	0.01	572,262	0.16		0.58		0.01
1.00	0.01	16,214	0.16		0.73		0.01
1.00	0.01	26,818	0.16		0.88		0.01
1.00	0.01	1	0.15		1.03		0.40
1.00	0.02	5,462,807	0.17		0.23		0.02
1.00	0.02	102,994	0.18		0.26		0.01
1.00	0.01	22,477	0.18		0.33		0.01
1.00	0.01	11,793	0.18		0.38		0.01
1.00	0.01	217,010	0.18		0.48		0.01
1.00	0.01	565,678	0.18		0.58		0.01
1.00	0.01	29,450	0.18		0.73		0.01
1.00	0.01	27,615	0.18		0.88		0.01
1.00	0.01	1	0.17		1.03		0.40
1.00	0.10	6,489,440	0.18		0.23		0.09
1.00	0.07	44,349	0.21		0.26		0.07
1.00	0.03	24,222	0.25		0.33		0.02
1.00	0.02	4,945	0.26		0.38		0.01
1.00	0.02	379,465	0.26		0.48		0.01
1.00	0.02	564,168	0.26		0.58		0.01
1.00	0.02	30,063	0.27		0.73		0.01
1.00	0.02	22,464	0.25		0.88		0.01
1.00	0.02	1	0.31		1.03		0.11
1.00	0.15	8,900,260	0.18		0.23		0.14
1.00	0.12	51,856	0.21		0.26		0.11
1.00	0.06	42,240	0.28		0.33		0.04
1.00	0.03	10,406	0.30		0.37		0.02
1.00	0.02	315,835	0.33		0.48		0.01
1.00	0.01	544,328	0.30	(d)	0.57	(d)	0.01	(d)
1.00	0.02	44,690	0.31		0.73		0.01
1.00	0.01	14,282	0.32	(d)	0.73	(d)	0.01	(d)
1.00	0.01	1	0.40	(d)	1.02	(d)	0.04	(d)

1.00	0.25	9,416,370	0.21	(d)	0.26	(d)	0.37	(d)
1.00	0.23	85,670	0.24	(d)	0.29	(d)	0.33	(d)
1.00	0.18	45,223	0.31	(d)	0.36	(d)	0.30	(d)
1.00	0.15	162,752	0.36	(d)	0.41	(d)	0.24	(d)
1.00	0.09	308,305	0.45	(d)	0.51	(d)	0.14	(d)
1.00	0.01	71,451	0.61	(d)	0.76	(d)	0.03	(d)

1.00	2.00	9,657,508	0.18		0.24		1.95
1.00	1.97	40,707	0.21		0.27		1.98
1.00	1.89	82,211	0.28		0.34		1.87
1.00	1.84	294,058	0.33		0.39		1.84
1.00	1.74	362,529	0.43		0.49		1.73
1.00	1.49	280,303	0.68		0.74		1.52

The accompanying notes are an integral part of these financial statements.	73

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2014 - FST Shares	$1.00	$—	(c)	$—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Select Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Preferred Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Capital Shares	1.00	—	(c)(g)	—	(c)(g)
2009 - FST Administration Shares	1.00	—	(c)(g)	—	(c)(g)
2009 - FST Service Shares	1.00	—	(c)(g)	—	(c)(g)

FOR THE FISCAL YEAR ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.016	(g)	(0.016	)(g)
2008 - FST Select Shares	1.00	0.015	(g)	(0.015	)(g)
2008 - FST Preferred Shares	1.00	0.015	(g)	(0.015	)(g)
2008 - FST Capital Shares	1.00	0.014	(g)	(0.014	)(g)
2008 - FST Administration Shares	1.00	0.013	(g)	(0.013	)(g)
2008 - FST Service Shares	1.00	0.011	(g)	(0.011	)(g)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0008 and $(0.0008), and $0.002 and $(0.002) of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

74	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$30,554,086	0.07	%(e)	0.23	%(e)	—	%(e)(f)
1.00	—	(d)	283,614	0.07	(e)	0.26	(e)	—	(e)(f)
1.00	—	(d)	64,297	0.07	(e)	0.33	(e)	—	(e)(f)
1.00	—	(d)	145,870	0.07	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	1,288,630	0.07	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	300,675	0.07	(e)	0.58	(e)	—	(e)(f)
1.00	—	(d)	132,350	0.07	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.07	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.07	(e)	1.03	(e)	0.40	(e)

1.00	—	(d)	25,382,266	0.10		0.23		—	(f)
1.00	—	(d)	224,452	0.10		0.26		—	(f)
1.00	—	(d)	110,400	0.10		0.33		—	(f)
1.00	—	(d)	165,250	0.10		0.38		—	(f)
1.00	—	(d)	1,352,128	0.10		0.48		—	(f)
1.00	—	(d)	360,992	0.10		0.58		—	(f)
1.00	—	(d)	185,658	0.10		0.73		—	(f)
1.00	—	(d)	1	0.10		0.88		—	(f)
1.00	—	(d)	1	0.10		1.03		—	(f)
1.00	—	(d)	23,364,396	0.07		0.23		—	(f)
1.00	—	(d)	110,090	0.07		0.26		—	(f)
1.00	—	(d)	156,016	0.07		0.33		—	(f)
1.00	—	(d)	157,629	0.07		0.38		—	(f)
1.00	—	(d)	1,319,295	0.07		0.48		—	(f)
1.00	—	(d)	401,333	0.07		0.58		—	(f)
1.00	—	(d)	298,413	0.07		0.73		—	(f)
1.00	—	(d)	1	0.07		0.88		0.40
1.00	—	(d)	1	0.07		1.03		0.40
1.00	0.01		20,395,424	0.11		0.23		—	(f)
1.00	0.01		139,086	0.11		0.26		—	(f)
1.00	0.01		193,741	0.11		0.33		—	(f)
1.00	0.01		170,654	0.11		0.38		—	(f)
1.00	0.01		1,279,893	0.11		0.48		—	(f)
1.00	0.01		429,876	0.11		0.58		—	(f)
1.00	0.01		298,809	0.11		0.73		—	(f)
1.00	0.01		1	0.11		0.88		0.19
1.00	0.01		1	0.11		1.03		0.23
1.00	0.01		16,123,700	0.14		0.23		(0.01)
1.00	0.01		184,151	0.14		0.26		(0.02)
1.00	0.01		309,220	0.14		0.33		(0.02)
1.00	0.01		110,983	0.14		0.38		(0.01)
1.00	0.01		1,427,256	0.14		0.48		(0.02)
1.00	0.01		370,801	0.14	(e)	0.58	(e)	—	(e)(f)
1.00	0.01		297,319	0.14		0.73		(0.01)
1.00	0.01		1	0.14	(e)	0.58	(e)	—	(e)(f)
1.00	0.01		1	0.14	(e)	0.73	(e)	0.09	(e)

1.00	0.10		18,393,881	0.20	(e)	0.23	(e)	0.04	(e)
1.00	0.08		173,590	0.23	(e)	0.26	(e)	—	(e)(f)
1.00	0.05		321,168	0.27	(e)	0.33	(e)	(0.04	)(e)
1.00	0.03		65,817	0.30	(e)	0.38	(e)	(0.06	)(e)
1.00	0.02		1,476,015	0.34	(e)	0.48	(e)	(0.09	)(e)
1.00	0.01		234,595	0.35	(e)	0.73	(e)	(0.11	)(e)

1.00	1.57		32,591,735	0.21		0.24		1.05
1.00	1.54		135,437	0.24		0.27		1.01
1.00	1.47		356,612	0.31		0.34		1.15
1.00	1.42		173,751	0.36		0.39		0.64
1.00	1.32		3,083,313	0.46		0.49		0.97
1.00	1.09		612,105	0.69		0.74		0.84

The accompanying notes are an integral part of these financial statements.	75

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2014 - FST Shares	$1.00	$—	(c)	$—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.001		(0.001)
2009 - FST Select Shares	1.00	0.001		(0.001)
2009 - FST Preferred Shares	1.00	0.001		(0.001)
2009 - FST Capital Shares	1.00	0.001		(0.001)
2009 - FST Administration Shares	1.00	—	(c)	—	(c)
2009 - FST Service Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEAR ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.016		(0.016)
2008 - FST Select Shares	1.00	0.016		(0.016)
2008 - FST Preferred Shares	1.00	0.015		(0.015)
2008 - FST Capital Shares	1.00	0.015		(0.015)
2008 - FST Administration Shares	1.00	0.014		(0.014)
2008 - FST Service Shares	1.00	0.012		(0.012)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

76	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$9,008,007	0.08	%(e)	0.24	%(e)	0.01	%(e)
1.00	—	(d)	229,811	0.08	(e)	0.27	(e)	0.01	(e)
1.00	—	(d)	108,510	0.08	(e)	0.34	(e)	—	(e)(f)
1.00	—	(d)	209,996	0.08	(e)	0.39	(e)	—	(e)(f)
1.00	—	(d)	1,612,759	0.08	(e)	0.49	(e)	—	(e)(f)
1.00	—	(d)	80,072	0.08	(e)	0.59	(e)	—	(e)(f)
1.00	—	(d)	985,611	0.08	(e)	0.74	(e)	—	(e)(f)
1.00	—	(d)	1	0.08	(e)	0.89	(e)	0.40	(e)
1.00	—	(d)	1	0.08	(e)	1.04	(e)	0.40	(e)

1.00	0.01		6,998,695	0.14		0.23		0.01
1.00	0.01		189,482	0.14		0.26		0.01
1.00	0.01		146,636	0.14		0.33		0.01
1.00	0.01		317,742	0.14		0.38		0.01
1.00	0.01		1,577,830	0.14		0.48		0.01
1.00	0.01		97,655	0.14		0.58		—	(f)
1.00	0.01		1,061,790	0.14		0.73		0.01
1.00	0.01		1	0.14		0.88		0.40
1.00	0.01		1	0.14		1.03		0.40
1.00	0.01		8,084,641	0.12		0.23		0.01
1.00	0.01		152,228	0.12		0.26		—	(f)
1.00	0.01		95,065	0.12		0.33		—	(f)
1.00	0.01		216,015	0.12		0.38		0.01
1.00	0.01		1,525,805	0.12		0.48		0.01
1.00	0.01		124,439	0.12		0.58		0.01
1.00	0.01		1,025,286	0.12		0.73		—	(f)
1.00	0.01		1	0.12		0.88		0.40
1.00	0.01		1	0.12		1.03		0.40
1.00	0.01		7,991,142	0.15		0.23		0.01
1.00	0.01		197,349	0.15		0.26		0.01
1.00	0.01		141,554	0.15		0.33		0.01
1.00	0.01		142,775	0.15		0.38		0.01
1.00	0.01		1,676,083	0.15		0.48		0.01
1.00	0.01		121,171	0.15		0.58		0.01
1.00	0.01		1,318,792	0.15		0.73		0.01
1.00	0.01		1	0.15		0.88		0.23
1.00	0.01		1	0.15		1.03		0.10
1.00	0.04		8,654,414	0.19		0.22		—	(f)
1.00	0.02		199,595	0.21		0.25		(0.03)
1.00	0.01		206,610	0.21		0.32		(0.03)
1.00	0.01		223,476	0.21		0.37		(0.02)
1.00	0.01		1,875,928	0.21		0.47		(0.02)
1.00	0.01		125,136	0.21	(e)	0.57	(e)	0.13	(e)
1.00	0.01		1,232,186	0.21		0.72		(0.02)
1.00	0.01		1	0.19	(e)	0.72	(e)	0.10	(e)
1.00	0.01		1	0.20	(e)	1.02	(e)	(0.04	)(e)

1.00	0.14		16,942,168	0.20	(e)	0.23	(e)	0.07	(e)
1.00	0.12		670,028	0.23	(e)	0.26	(e)	(0.01	)(e)
1.00	0.08		304,897	0.29	(e)	0.33	(e)	(0.02	)(e)
1.00	0.06		330,368	0.33	(e)	0.38	(e)	(0.05	)(e)
1.00	0.02		2,196,762	0.37	(e)	0.48	(e)	(0.10	)(e)
1.00	0.01		1,058,820	0.41	(e)	0.73	(e)	(0.12	)(e)

1.00	1.64		12,010,372	0.21		0.24		1.51
1.00	1.61		32,927	0.24		0.27		0.42
1.00	1.54		246,788	0.31		0.34		1.46
1.00	1.49		360,461	0.36		0.39		1.30
1.00	1.39		1,995,689	0.46		0.49		1.40
1.00	1.17		1,357,797	0.67		0.74		1.17

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements

February 28, 2014 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Federal, Government, Money Market, Tax-Free Money Market, Treasury Instruments and Treasury Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Resource and FST Cash Management	Diversified
Prime Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Class B, FST Class C, FST Resource and FST Cash Management	Diversified
Tax-Exempt California and Tax-Exempt New York	FST, FST Administration, FST Service and FST Cash Management	Non-Diversified

FST Class B and FST Class C Shares are generally not available for purchase, although shareholders invested in Class B and Class C Shares of other Goldman Sachs Funds may exchange their shares for FST Class B and FST Class C Shares, respectively (and shareholders of FST Class B and FST Class C Shares may continue to reinvest dividends and capital gains into FST Class B and FST Class C Shares, respectively). FST Class B Shares may be subject to a contingent deferred sales charge (“CDSC”) that may start at a rate as high as 5% in the first year and decline to 1% in the sixth year, before being eliminated thereafter, depending upon the date the original shares subject to the CDSC were acquired (along with the CDSC schedule applicable to those original shares). FST Class C Shares are subject to a CDSC of 1% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the Trustees, GSAM evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent and Service and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually.

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E.  Forward Commitment Transactions — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

A MRA governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At February 28, 2014, the Government, Money Market, Prime Obligations and Treasury Obligations Funds’ investments in repurchase agreements were subject to enforceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements	Government Fund	Money Market Fund	Prime Obligations Fund	Treasury Obligations Fund
Total gross amount presented in Statements of Assets and Liabilities	$11,544,200,000	$6,195,400,000	$4,641,600,000	$7,322,100,000
Non-cash Collateral offsetting(1)	(11,544,200,000)	(6,195,400,000)	(4,641,600,000)	(7,322,100,000)
Net Amount(2)	$—	$—	$—	$—

(1)	At February 28, 2014, the value of the collateral exceeded the value of the related repurchase agreements.
(2)	Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Trustees have adopted Amortized Cost Rule 2a-7 Procedures (Procedures”) that govern the valuation of the portfolio investments held by the Funds. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of February 28, 2014, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and Shareholder Administration Plans (the “Plans”) to allow FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Resource and FST Cash Management Shares (“CMS”) to compensate service organizations for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and Service Plans — The Trust, on behalf of the Prime Obligations Fund’s FST Class B and FST Class C Shares, has adopted Distribution and Service Plans. Under the respective Distribution and Service Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly from the Prime Obligations Fund’s FST Class B and FST Class C Shares for distribution services and personal and account maintenance services. These fees are equal to an annual percentage rate of the average daily net assets attributable to both FST Class B and FST Class C Shares, which may then be paid by Goldman Sachs to authorized dealers.

The Trust, on behalf of the FST Resource Shares and FST CMS of each applicable Fund, has adopted Distribution Plans. Under the Distribution Plans, Goldman Sachs is entitled to a monthly fee from the applicable Fund’s FST Resource Shares and FST CMS for distribution services equal to an annual percentage rate of the average daily net assets attributable to FST Resource Shares and FST CMS, which may then be paid by Goldman Sachs to authorized dealers.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Distribution Agreement — Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement, the Distributor receives no additional compensation other than retained amounts related to the Distribution and Service Plans and the portion of the Prime Obligations Fund’s FST Class B and FST Class C Shares’ CDSCs that it retains. During the six months ended February 28, 2014, Goldman Sachs has advised that it retained approximately $842 in CDSCs from FST Class C Shares only (there were no CDSCs retained from FST Class B Shares).

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to limit certain “Other Expense” of the Funds (except for the Tax-Exempt California and Tax-Exempt New York Funds) (excluding transfer agent fees and expenses, FST Class B and FST Class C distribution and service fees, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Premier fees, FST Service fees, FST Resource fees, FST CMS fees, taxes, interest, brokerage fees, shareholder meetings, litigation, indemnification and extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least December 29, 2014, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. The Funds bear their respective share of costs related to proxy and shareholder meetings, and GSAM has agreed to reimburse each Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction in the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

GSAM has agreed to reduce or limit the “Total Annual Fund Operating Expenses” of the Tax-Exempt California and Tax-Exempt New York Funds (excluding service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meetings, litigation, indemnification and other extraordinary expenses) such that the “Total Annual Fund Operating Expenses” will not exceed 0.434% of each Fund’s average daily net assets. Such expense reimbursements, if any, are accrued daily and paid monthly. These expense limitations will remain in place through at least December 29, 2014, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Tax-Exempt California and Tax-Exempt New York Funds have entered into certain offset agreements with the custodian and transfer agent, which may result in a further reduction of the Funds’ net expenses and are received irrespective of the application of the “Total Annual Fund Operating Expense” limitations described above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Total Fund Expenses

Fund Contractual Fees

The contractual annualized rates for each of the Funds (except Tax-Exempt California and Tax-Exempt New York Funds) are as follows:

	All Funds Except Tax-Exempt California and Tax-Exempt New York Funds
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares		FST CMS		FST Class B Shares(a)		FST Class C Shares(a)
Management Fee	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%		0.205%		0.205%		0.205%
Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.15	0.25	0.35	0.50	0.50		0.50		N/A		N/A
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15	(b)	0.30	(b)	1.00	(c)	1.00	(c)
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01		0.01		0.01		0.01

N/A — Fees not applicable to respective share class

(a)	Prime Obligations Fund only.
(b)	Distribution (12b-1) fee only.
(c)	Consists of fees paid for distribution services and personal and account maintenance services equal to 0.75 and 0.25, respectively.

The contractual annualized rates for the Tax-Exempt California and Tax-Exempt New York Funds are as follows:

	FST Shares	FST Administration Shares	FST Service Shares	FST CMS
Management Fee	0.35%	0.35%	0.35%	0.35%
Administration, Service and/or Shareholder Administration Fees	N/A	0.15	0.40	0.50
Distribution (12b-1) Fees	N/A	N/A	N/A	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01

N/A — Fees not applicable to respective share class

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

During the six months ended February 28, 2014, GSAM and Goldman Sachs (as applicable) voluntarily agreed to waive all or a portion of the management fees, respective class-specific fees (consisting of Distribution and/or Service, Administration, Service and/or Shareholder Administration Plan fees) and transfer agency fees attributable to the Funds. These waivers may be modified or terminated at any time at the option of GSAM or Goldman Sachs (as applicable), with the exception of (i) GSAM’s agreement not to impose a portion of the management fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets, and (ii) Goldman Sachs’ agreement to limit the amount of annual distribution fees payable by Tax-Exempt California and Tax-Exempt New York Funds to 0.07% of each Fund’s average daily net assets attributable to FST CMS. The following tables outline such fees (net of any waivers) and Other Expenses (net of reimbursements and custodian fee credit reductions) in order to determine each Fund’s ratio of net expenses for the six months ended February 28, 2014. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 28, 2014*
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares	FST CMS	FST Class B Shares	FST Class C Shares

Prime Obligations
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration Service and/or Shareholder Administration Fees	N/A	0.01	0.01	0.01	0.01	0.00	0.01	0.00	0.00	N/A	N/A
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.01	0.00	0.01	0.01
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.18	0.19	0.19	0.19	0.19	0.18	0.19	0.19	0.18	0.19	0.19

*	Annualized

N/A — Fees not applicable to respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 28, 2014*
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares	FST CMS
Federal
Management Fee(a)	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.09
Government
Management Fee(a)	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13
Money Market
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration Service and/or Shareholder Administration Fees	N/A	0.03	0.05	0.06	0.06	0.06	0.06	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.18	0.21	0.23	0.24	0.24	0.24	0.24	0.18	0.18
Tax-Exempt California
Management Fee(a)	0.12%	N/A	N/A	N/A	0.12%	N/A	0.12%	N/A	0.12%
Administration Service and/or Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Distribution (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00
Transfer Agency Fee	0.00	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Other Expenses	(0.02)	N/A	N/A	N/A	(0.02)	N/A	(0.02)	N/A	(0.02)
Net Expenses	0.10	N/A	N/A	N/A	0.10	N/A	0.10	N/A	0.10

*	Annualized

N/A — Fees not applicable to respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 28, 2014*
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares	FST CMS
Tax-Exempt New York
Management Fee(a)	0.15%	N/A	N/A	N/A	0.15%	N/A	0.15%	N/A	0.15%
Administration Service and/or Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Distribution (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00
Transfer Agency Fee	0.00	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Other Expenses	(0.06)	N/A	N/A	N/A	(0.06)	N/A	(0.06)	N/A	(0.06)
Net Expenses	0.09	N/A	N/A	N/A	0.09	N/A	0.09	N/A	0.09
Tax-Free Money Market
Management Fee(a)	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net Expenses	0.11	0.11	0.11	0.11	0.11	0.11	0.11	0.11	0.11
Treasury Instruments
Management Fee(a)	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.07	0.07	0.07	0.07	0.07	0.07	0.07	0.07	0.07
Treasury Obligations
Management Fee(a)	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.08	0.08	0.08	0.08	0.08	0.08	0.08	0.08	0.08

*	Annualized

N/A — Fees not applicable to respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2014, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Transfer Agent Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration, Plans Fee Waivers	Custody Fee Reduction	Other Expense Reimbursements	Total Expense Reductions
Federal	$7,312	$601	$3,915	$—	$—	$11,828
Government	11,739	1,353	4,012	—	116	17,220
Money Market	6,485	—	506	—	—	6,991
Prime Obligations	3,765	198	5,058	—	274	9,295
Tax-Exempt California	310	13	133	—	135	591
Tax-Exempt New York	168	9	112	—	148	437
Tax-Free Money Market	2,638	283	1,439	—	346	4,706
Treasury Instruments	21,762	1,533	2,968	10	—	26,273
Treasury Obligations	7,798	587	4,949	5	411	13,750

As of February 28, 2014, the amounts owed to affiliates of the Funds were as follows (in thousands):

Fund	Management Fees	Transfer Agent Fees	Distribution and Service Fees	Other Expense	Total
Federal	$832	$—	$—	$—	$832
Government	2,241	—	—	4	2,245
Money Market	3,839	240	—	—	4,079
Prime Obligations	1,854	116	1	—	1,971
Tax-Exempt California	16	—	—	—	16
Tax-Exempt New York	10	—	—	—	10
Tax-Free Money Market	392	—	—	—	392
Treasury Instruments	1,610	—	—	—	1,610
Treasury Obligations	655	—	—	—	655

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended February 28, 2014, the purchase and sale transactions for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

	Federal Fund	Money Market Fund	Prime Obligations Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund	Tax-Free Money Market Fund	Treasury Instruments Fund	Treasury Obligations Fund
Purchases	$241,830,770	$32,301,513	$567,704,272	$26,074,157	$66,447,555	$894,733,507	$898,792,791	$—
Sales	425,798,933	57,300,000	753,855,620	60,528,951	62,976,398	653,400,118	241,830,770	472,993,858

I.  Line of Credit Facility — As of February 28, 2014, the Funds participated in a $780,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). Pursuant to the terms of the facility, the Funds and Other Borrowers could increase the credit amount by an additional $220,000,000, for a total of up to $1,000,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2014, the Funds did not have any borrowings under the facility.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2013, the Funds’ capital loss carryfowards and certain timing differences on a tax basis were as follows:

	Federal	Government	Money Market	Prime Obligations	Tax-Exempt California	Tax-Exempt New York	Tax-Free Money Market	Treasury Instruments	Treasury Obligations
Timing differences (Qualified Late Year Loss Deferral and Dividend Payable)	$(13,824)	$(69,649)	$(875,315)	$(116,961)	$(18)	$(24)	$(7,135)	$(18,429)	$(29,214)
Capital loss carryforward	—	—	—	—	—	—	—	—	(1,205)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, geographic region or sector subjecting them to possible risks associated with an adverse economic, business or political development affecting that state, region or sector. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

8. OTHER MATTER

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Federal Fund
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013

FST Shares
Shares sold	15,864,929,390	23,683,935,710
Reinvestment of distributions	221,754	390,079
Shares redeemed	(13,986,638,055)	(24,516,717,488)
	1,878,513,089	(832,391,699)
FST Select Shares
Shares sold	49,471,612	151,827,709
Reinvestment of distributions	2,412	5,103
Shares redeemed	(113,984,006)	(114,227,948)
	(64,509,982)	37,604,864
FST Preferred Shares
Shares sold	63,202,100	487,074,015
Reinvestment of distributions	1,390	2,749
Shares redeemed	(63,970,151)	(494,716,256)
	(766,661)	(7,639,492)
FST Capital Shares
Shares sold	155,018,412	287,340,841
Reinvestment of distributions	108	291
Shares redeemed	(157,158,933)	(296,741,980)
	(2,140,413)	(9,400,848)
FST Administration Shares
Shares sold	417,924,355	763,891,024
Reinvestment of distributions	5,094	10,909
Shares redeemed	(423,247,164)	(825,897,094)
	(5,317,715)	(61,995,161)
FST Premier Shares
Shares sold	399,561,717	953,552,739
Reinvestment of distributions	33,797	74,615
Shares redeemed	(423,308,854)	(1,129,364,623)
	(23,713,340)	(175,737,269)
FST Service Shares
Shares sold	1,241,628,025	2,273,300,802
Reinvestment of distributions	5,877	13,423
Shares redeemed	(1,343,905,475)	(2,368,202,761)
	(102,271,573)	(94,888,536)
FST Resource Shares
Shares sold	2	—
Reinvestment of distributions	—	—
Shares redeemed	(2)	—
	—	—
FST Cash Management Shares
Shares sold	97,954,672	326,402,052
Reinvestment of distributions	—	—
Shares redeemed	(118,254,163)	(453,658,131)
	(20,299,491)	(127,256,079)

NET INCREASE (DECREASE) IN SHARES	1,659,493,914	(1,271,704,220)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Government Fund
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013

FST Shares
Shares sold	83,620,619,718	185,508,538,032
Reinvestment of distributions	383,871	4,035,391
Shares redeemed	(81,125,603,315)	(192,087,704,388)
	2,495,400,274	(6,575,130,965)
FST Select Shares
Shares sold	157,939,900	473,090,614
Reinvestment of distributions	2,966	34,609
Shares redeemed	(209,862,466)	(955,289,284)
	(51,919,600)	(482,164,061)
FST Preferred Shares
Shares sold	504,589,268	1,527,138,126
Reinvestment of distributions	5,244	13,999
Shares redeemed	(550,865,940)	(1,768,059,552)
	(46,271,428)	(240,907,427)
FST Capital Shares
Shares sold	1,985,388,619	4,596,068,011
Reinvestment of distributions	4,483	14,182
Shares redeemed	(1,981,408,986)	(4,678,086,588)
	3,984,116	(82,004,395)
FST Administration Shares
Shares sold	4,549,047,915	9,389,000,360
Reinvestment of distributions	4,583	7,172
Shares redeemed	(4,446,008,162)	(9,788,343,207)
	103,044,336	(399,335,675)
FST Premier Shares
Shares sold	1,172,090	5,921,801
Reinvestment of distributions	177	375
Shares redeemed	(251,855)	(6,100,706)
	920,412	(178,530)
FST Service Shares
Shares sold	1,277,662,060	1,522,964,902
Reinvestment of distributions	2,231	5,669
Shares redeemed	(1,066,557,387)	(1,636,167,447)
	211,106,904	(113,196,876)
FST Resource Shares
Shares sold	1	5
Reinvestment of distributions	—	—
Shares redeemed	—	(5)
	1	—
FST Cash Management Shares
Shares sold	1	5
Reinvestment of distributions	—	—
Shares redeemed	(1)	(5)
	—	—

NET INCREASE (DECREASE) IN SHARES	2,716,265,015	(7,892,917,929)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Money Market Fund
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013

FST Shares
Shares sold	201,135,676,936	259,827,799,241
Reinvestment of distributions	3,910,001	11,879,215
Shares redeemed	(195,279,846,586)	(255,071,235,191)
	5,859,740,351	4,768,443,265
FST Select Shares
Shares sold	902,692,231	1,776,995,354
Reinvestment of distributions	4,638	53,933
Shares redeemed	(890,729,465)	(1,750,900,984)
	11,967,404	26,148,303
FST Preferred Shares
Shares sold	284,397,914	331,414,951
Reinvestment of distributions	2,436	3,402
Shares redeemed	(211,578,478)	(321,383,196)
	72,821,872	10,035,157
FST Capital Shares
Shares sold	40,497,262	72,739,638
Reinvestment of distributions	1,310	2,142
Shares redeemed	(33,769,847)	(59,592,320)
	6,728,725	13,149,460
FST Administration Shares
Shares sold	519,648,956	1,362,272,427
Reinvestment of distributions	7,823	15,551
Shares redeemed	(522,363,983)	(1,424,344,027)
	(2,707,204)	(62,056,049)
FST Premier Shares
Shares sold	44,276,596	95,993,838
Reinvestment of distributions	1,207	2,296
Shares redeemed	(23,373,492)	(94,215,645)
	20,904,311	1,780,489
FST Service Shares
Shares sold	59,225,159	196,005,412
Reinvestment of distributions	603	1,404
Shares redeemed	(74,515,509)	(180,394,145)
	(15,289,747)	15,612,671
FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Cash Management Shares
Shares sold	1	—
Reinvestment of distributions	—	—
Shares redeemed	(1)	—
	—	—

NET INCREASE IN SHARES	5,954,165,712	4,773,113,296

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Prime Obligations Fund
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013

FST Shares
Shares sold	48,933,201,298	97,468,682,609
Reinvestment of distributions	383,468	3,816,723
Shares redeemed	(50,862,574,315)	(98,747,680,624)
	(1,928,989,549)	(1,275,181,292)
FST Select Shares
Shares sold	471,135,499	840,160,627
Reinvestment of distributions	6,803	103,271
Shares redeemed	(519,281,264)	(953,394,441)
	(48,138,962)	(113,130,543)
FST Preferred Shares
Shares sold	1,888,389,439	3,121,045,998
Reinvestment of distributions	3,900	6,129
Shares redeemed	(1,846,565,666)	(3,100,722,229)
	41,827,673	20,329,898
FST Capital Shares
Shares sold	415,923,216	1,091,110,971
Reinvestment of distributions	2,272	2,265
Shares redeemed	(415,598,821)	(1,176,450,654)
	326,667	(85,337,418)
FST Administration Shares
Shares sold	4,291,082,171	11,619,251,381
Reinvestment of distributions	11,329	12,118
Shares redeemed	(5,294,081,055)	(10,928,234,321)
	(1,002,987,555)	691,029,178
FST Premier Shares
Shares sold	8	—
Reinvestment of distributions	—	—
Shares redeemed	(4)	—
	4	—
FST Service Shares
Shares sold	4,830,923,765	6,602,210,683
Shares converted from Class B Shares(a)	101,786	407,071
Reinvestment of distributions	32,739	36,037
Shares redeemed	(4,734,715,310)	(6,599,866,245)
	96,342,980	2,787,546
FST Class B Shares
Shares sold	521,656	1,429,167
Shares converted to Service Shares(a)	(101,786)	(407,071)
Reinvestment of distributions	140	176
Shares redeemed	(862,310)	(2,049,094)
	(442,300)	(1,026,822)
FST Class C Shares
Shares sold	4,365,114	10,531,995
Reinvestment of distributions	1,037	1,286
Shares redeemed	(6,694,055)	(13,728,316)
	(2,327,904)	(3,195,035)
FST Resource Shares
Shares sold	54,081,574	123,537,034
Reinvestment of distributions	4,479	7,651
Shares redeemed	(62,619,373)	(171,518,827)
	(8,533,320)	(47,974,142)
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET DECREASE IN SHARES	(2,852,922,266)	(811,698,630)
(a)	Class B Shares will automatically convert into Service Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Exempt California Fund
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013

FST Shares
Shares sold	92,860,099	127,747,745
Reinvestment of distributions	7,885	19,807
Shares redeemed	(78,990,921)	(127,937,035)
	13,877,063	(169,483)
FST Administration Shares
Shares sold	307,329,579	761,404,402
Reinvestment of distributions	16,669	34,092
Shares redeemed	(359,004,294)	(688,284,019)
	(51,658,046)	73,154,475
FST Service Shares
Shares sold	120	300
Reinvestment of distributions	—	—
Shares redeemed	(120)	(300)
	—	—
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	(37,780,983)	72,984,992

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Exempt New York Fund
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013

FST Shares
Shares sold	22,545,722	46,648,359
Reinvestment of distributions	1,418	2,995
Shares redeemed	(19,777,860)	(48,837,735)
	2,769,280	(2,186,381)
FST Administration Shares
Shares sold	253,147,782	386,922,811
Reinvestment of distributions	10,464	22,422
Shares redeemed	(231,728,906)	(439,524,487)
	21,429,340	(52,579,254)
FST Service Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	24,198,620	(54,765,635)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Free Money Market Fund
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013

FST Shares
Shares sold	6,325,508,091	14,636,171,445
Reinvestment of distributions	335,669	968,862
Shares redeemed	(6,615,186,514)	(15,337,437,778)
	(289,342,754)	(700,297,471)
FST Select Shares
Shares sold	239,785,651	304,924,245
Reinvestment of distributions	29,414	26,367
Shares redeemed	(148,314,216)	(209,965,782)
	91,500,849	94,984,830
FST Preferred Shares
Shares sold	8,139,345	43,819,547
Reinvestment of distributions	996	1,677
Shares redeemed	(10,813,251)	(46,948,461)
	(2,672,910)	(3,127,237)
FST Capital Shares
Shares sold	12,802,307	22,825,881
Reinvestment of distributions	100	142
Shares redeemed	(12,518,020)	(31,107,432)
	284,387	(8,281,409)
FST Administration Shares
Shares sold	302,940,470	723,186,688
Reinvestment of distributions	2,342	3,449
Shares redeemed	(326,450,305)	(806,155,691)
	(23,507,493)	(82,965,554)
FST Premier Shares
Shares sold	1,122,943,728	2,212,843,594
Reinvestment of distributions	57,008	85,404
Shares redeemed	(1,067,031,253)	(2,206,341,281)
	55,969,483	6,587,717
FST Service Shares
Shares sold	115,745,495	113,994,652
Reinvestment of distributions	935	1,101
Shares redeemed	(64,682,279)	(127,230,707)
	51,064,151	(13,234,954)
FST Resource Shares
Shares sold	13,636,851	34,689,707
Reinvestment of distributions	2,582	3,632
Shares redeemed	(11,223,731)	(35,490,366)
	2,415,702	(797,027)
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET DECREASE IN SHARES	(114,288,585)	(707,131,105)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Instruments Fund
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013

FST Shares
Shares sold	56,125,234,840	80,470,337,939
Reinvestment of distributions	107,682	187,009
Shares redeemed	(50,953,512,290)	(78,452,718,471)
	5,171,830,232	2,017,806,477
FST Select Shares
Shares sold	1,701,713,240	1,111,660,705
Reinvestment of distributions	1,740	2,782
Shares redeemed	(1,642,553,192)	(997,301,783)
	59,161,788	114,361,704
FST Preferred Shares
Shares sold	212,363,335	177,192,911
Reinvestment of distributions	252	740
Shares redeemed	(258,466,599)	(222,810,154)
	(46,103,012)	(45,616,503)
FST Capital Shares
Shares sold	402,417,339	1,119,268,583
Reinvestment of distributions	782	1,387
Shares redeemed	(421,798,230)	(1,111,650,263)
	(19,380,109)	7,619,707
FST Administration Shares
Shares sold	2,206,339,532	3,661,001,825
Reinvestment of distributions	3,140	6,107
Shares redeemed	(2,269,839,981)	(3,628,178,521)
	(63,497,309)	32,829,411
FST Premier Shares
Shares sold	428,637,094	580,894,363
Reinvestment of distributions	1,758	4,163
Shares redeemed	(488,955,077)	(621,240,222)
	(60,316,225)	(40,341,696)
FST Service Shares
Shares sold	365,768,344	637,932,171
Reinvestment of distributions	510	1,683
Shares redeemed	(419,076,610)	(750,688,737)
	(53,307,756)	(112,754,883)
FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE IN SHARES	4,988,387,609	1,973,904,217

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Obligations Fund
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Fiscal Year Ended August 31, 2013

FST Shares
Shares sold	35,712,704,684	152,564,404,591
Reinvestment of distributions	135,016	217,446
Shares redeemed	(33,703,588,686)	(153,650,585,777)
	2,009,251,014	(1,085,963,740)
FST Select Shares
Shares sold	252,833,380	540,749,512
Reinvestment of distributions	5,578	9,509
Shares redeemed	(212,511,333)	(503,505,470)
	40,327,625	37,253,551
FST Preferred Shares
Shares sold	1,036,699,004	1,521,635,408
Reinvestment of distributions	2,843	5,141
Shares redeemed	(1,074,828,819)	(1,470,069,719)
	(38,126,972)	51,570,830
FST Capital Shares
Shares sold	166,557,321	364,534,557
Reinvestment of distributions	6,767	11,318
Shares redeemed	(274,310,902)	(262,819,550)
	(107,746,814)	101,726,325
FST Administration Shares
Shares sold	4,331,042,876	26,088,170,220
Reinvestment of distributions	12,150	27,557
Shares redeemed	(4,296,136,607)	(26,036,176,948)
	34,918,419	52,020,829
FST Premier Shares
Shares sold	48,022,311	80,912,383
Reinvestment of distributions	2,856	6,376
Shares redeemed	(65,609,388)	(107,702,447)
	(17,584,221)	(26,783,688)
FST Service Shares
Shares sold	1,900,976,992	4,271,503,672
Reinvestment of distributions	8,759	17,286
Shares redeemed	(1,977,171,263)	(4,235,020,189)
	(76,185,512)	36,500,769
FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	1,844,853,539	(833,675,124)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2014 (Unaudited)

As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares, FST Premier, FST Service, FST Class B, FST Class C, FST Resource or FST Cash Management Shares of a Fund you incur two types of cost: (1) transaction costs, including contingent deferred sales charges (with respect to FST Class B and FST Class C Shares); and (2) ongoing costs, including management fees and distribution, service and/or shareholder administration fees (with respect to all share classes except FST Shares) and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares, FST Premier, FST Service, FST Class B, FST Class C, FST Resource or FST Cash Management Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 through February 28, 2014.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Fund				Government Fund				Money Market Fund
Share Class	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*
FST Shares
Actual	$1,000.00	$1,000.03		$0.45	$1,000.00	$1,000.03		$0.64	$1,000.00	$1,000.31		$0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.15	+	0.65	1,000.00	1,023.90	+	0.90
FST Select Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.64	1,000.00	1,000.16		1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.15	+	0.65	1,000.00	1,023.75	+	1.05
FST Preferred Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.64	1,000.00	1,000.03		1.14
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.15	+	0.65	1,000.00	1,023.65	+	1.15
FST Capital Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.64	1,000.00	1,000.03		1.19
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.15	+	0.65	1,000.00	1,023.60	+	1.20
FST Administration Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.64	1,000.00	1,000.03		1.19
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.15	+	0.65	1,000.00	1,023.60	+	1.20
FST Premier Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.64	1,000.00	1,000.03		1.19
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.15	+	0.65	1,000.00	1,023.60	+	1.20
FST Service Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.64	1,000.00	1,000.03		1.19
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.15	+	0.65	1,000.00	1,023.60	+	1.20
FST Resource Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.64	1,000.00	1,000.03		0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.15	+	0.65	1,000.00	1,023.90	+	0.90
FST Cash Management Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.64	1,000.00	1,000.03		0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.15	+	0.65	1,000.00	1,023.90	+	0.90

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2014 (Unaudited) (continued)

	Prime Obligations				Tax-Exempt California				Tax-Exempt New York
Share Class	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*
FST Shares
Actual	$1,000.00	$1,000.08		$0.89	$1,000.00	$1,000.09		$0.50	$1,000.00	$1,000.08		$0.45
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.30	+	0.50	1,000.00	1,024.35	+	0.45
FST Select Shares
Actual	1,000.00	1,000.05		0.94	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.85	+	0.95	N/A	N/A		N/A	N/A	N/A		N/A
FST Preferred Shares
Actual	1,000.00	1,000.05		0.94	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.85	+	0.95	N/A	N/A		N/A	N/A	N/A		N/A
FST Capital Shares
Actual	1,000.00	1,000.05		0.94	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.85	+	0.95	N/A	N/A		N/A	N/A	N/A		N/A
FST Administration Shares
Actual	1,000.00	1,000.05		0.94	1,000.00	1,000.09		0.50	1,000.00	1,000.08		0.45
Hypothetical (5% return before expenses)	1,000.00	1,023.85	+	0.95	1,000.00	1,024.30	+	0.50	1,000.00	1,024.35	+	0.45
FST Premier Shares
Actual	1,000.00	1,000.05		0.89	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	N/A	N/A		N/A	N/A	N/A		N/A
FST Service Shares
Actual	1,000.00	1,000.05		0.94	1,000.00	1,000.09		0.50	1,000.00	1,000.08		0.45
Hypothetical (5% return before expenses)	1,000.00	1,023.85	+	0.95	1,000.00	1,024.30	+	0.50	1,000.00	1,024.35	+	0.45
FST Class B Shares
Actual	1,000.00	1,000.05		0.94	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.85	+	0.95	N/A	N/A		N/A	N/A	N/A		N/A
FST Class C Shares
Actual	1,000.00	1,000.05		0.94	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.85	+	0.95	N/A	N/A		N/A	N/A	N/A		N/A
FST Resource Shares
Actual	1,000.00	1,000.05		0.94	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.85	+	0.95	N/A	N/A		N/A	N/A	N/A		N/A
FST Cash Management Shares
Actual	1,000.00	1,000.05		0.89	1,000.00	1,000.09		0.50	1,000.00	1,000.08		0.45
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.30	+	0.50	1,000.00	1,024.35	+	0.45

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2014 (Unaudited) (continued)

	Tax-Free Money Market Fund				Treasury Instruments Fund				Treasury Obligations Fund
Share Class	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*	Beginning Account Value 9/1/13	Ending Account Value 2/28/14		Expenses Paid for the 6 months ended 2/28/14*
FST Shares
Actual	$1,000.00	$1,000.09		$0.55	$1,000.00	$1,000.01		$0.35	$1,000.00	$1,000.03		$0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.25	+	0.55	1,000.00	1,024.45	+	0.35	1,000.00	1,024.40	+	0.40
FST Select Shares
Actual	1,000.00	1,000.09		0.55	1,000.00	1,000.01		0.35	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.25	+	0.55	1,000.00	1,024.45	+	0.35	1,000.00	1,024.40	+	0.40
FST Preferred Shares
Actual	1,000.00	1,000.09		0.55	1,000.00	1,000.01		0.35	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.25	+	0.55	1,000.00	1,024.45	+	0.35	1,000.00	1,024.40	+	0.40
FST Capital Shares
Actual	1,000.00	1,000.09		0.55	1,000.00	1,000.01		0.35	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.25	+	0.55	1,000.00	1,024.45	+	0.35	1,000.00	1,024.40	+	0.40
FST Administration Shares
Actual	1,000.00	1,000.09		0.55	1,000.00	1,000.01		0.35	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.25	+	0.55	1,000.00	1,024.45	+	0.35	1,000.00	1,024.40	+	0.40
FST Premier Shares
Actual	1,000.00	1,000.09		0.55	1,000.00	1,000.01		0.35	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.25	+	0.55	1,000.00	1,024.45	+	0.35	1,000.00	1,024.40	+	0.40
FST Service Shares
Actual	1,000.00	1,000.09		0.55	1,000.00	1,000.01		0.35	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.25	+	0.55	1,000.00	1,024.45	+	0.35	1,000.00	1,024.40	+	0.40
FST Resource Shares
Actual	1,000.00	1,000.09		0.55	1,000.00	1,000.01		0.35	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.25	+	0.55	1,000.00	1,024.45	+	0.35	1,000.00	1,024.40	+	0.40
FST Cash Management Shares
Actual	1,000.00	1,000.09		0.55	1,000.00	1,000.01		0.35	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.25	+	0.55	1,000.00	1,024.45	+	0.35	1,000.00	1,024.40	+	0.40
*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2014. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Class B Shares	FST Class C Shares	FST Resource Shares	FST Cash Management Shares
Federal	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	N/A	N/A	0.09%	0.09%
Government	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	N/A	N/A	0.13%	0.13%
Money Market	0.18%	0.21%	0.23%	0.24%	0.24%	0.24%	0.24%	N/A	N/A	0.18%	0.18%
Prime Obligations	0.18%	0.19%	0.19%	0.19%	0.19%	0.18%	0.19%	0.19%	0.19%	0.19%	0.18%
Tax-Exempt California	0.10%	N/A	N/A	N/A	0.10%	N/A	0.10%	N/A	N/A	N/A	0.10%
Tax-Exempt New York	0.09%	N/A	N/A	N/A	0.09%	N/A	0.09%	N/A	N/A	N/A	0.09%
Tax-Free Money Market	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	N/A	N/A	0.11%	0.11%
Treasury Instruments	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	N/A	N/A	0.07%	0.07%
Treasury Obligations	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	N/A	N/A	0.08%	0.08%

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on October 15, 2013 to consider and act upon the proposal below.

At the Meeting, Donald C. Burke, Joseph P. LoRusso, Herbert J. Markley, James A. McNamara, and Roy W. Templin were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Election of Trustees	For	Against	Withheld	Broker Non-Votes
Donald C. Burke	53,388,642,395.715	0	1,150,861,851.704	0
Joseph P. LoRusso	53,405,131,628.159	0	1,134,372,619.260	0
Herbert J. Markley	53,435,916,168.391	0	1,103,588,079.028	0
James A. McNamara	53,432,564,581.647	0	1,106,939,665.772	0
Roy W. Templin	53,435,142,748.551	0	1,104,361,498.868	0

In addition to the individuals named above, Ashok N. Bakhru, John P. Coblentz, Jr., Diana M. Daniels, Jessica Palmer, Richard P. Strubel and Alan A. Shuch continue to serve on the Trust’s Board of Trustees.

An additional meeting was held on December 17, 2013 to consider and act upon the proposal below.

At the meeting the Goldman Sachs Financial Square Money Market Fund’s concentration policy was amended to permit (but not require) the Fund to invest more than 25% of its total assets in obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such bank obligations. In amending the concentration policy of the Goldman Sachs Financial Square Money Market Fund the Trust’s shareholders voted as follows:

Amendment to Concentration Policy	For	Against	Withheld	Broker Non-Votes
Goldman Sachs Financial Square Money Market Fund	9,060,897,699.100	326,857,057.167	2,128,186,472.935	1,808,262,590.640

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $807.6 billion in assets under management as of December 31, 2013, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. GSAM’s assets under management includes assets managed by Goldman Sachs Asset Management, L.P. and its Investment Advisory Affiliates.

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Federal Fund
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund
■	Limited Maturity Obligations Fund
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Core Fixed Income Fund
■	Core Plus Fixed Income Fund
■	Global Income Fund
■	Strategic Income Fund
■	World Bond Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Municipal Income Fund
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund
■	Dynamic Emerging Markets Debt Fund

Corporate Credit

■	Long Short Credit Strategies Fund[2]

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Small Mid Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Tollkeeper Fund
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	U.S. Equity Fund
■	Income Builder Fund

Structured Equity

■	Structured Tax Managed Equity Fund
■	Structured International Tax-Managed Equity Fund
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund

Equity Insights3

■	Small Cap Equity Insights Fund
■	U.S. Equity Insights Fund
■	Small Cap Growth Insights Fund
■	Large Cap Growth Insights Fund
■	Large Cap Value Insights Fund
■	Small Cap Value Insights Fund
■	International Small Cap Insights Fund
■	International Equity Insights Fund
■	Emerging Markets Equity Insights Fund

Fundamental Equity International

■	Strategic International Equity Fund
■	Focused International Equity Fund[4]
■	International Small Cap Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund
■	BRIC Fund (Brazil, Russia, India, China)
■	N-11 Equity Fund
■	China Equity Fund

Select Satellite5

■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Managed Futures Strategy Fund
■	MLP Energy Infrastructure Fund
■	Multi-Manager Alternatives Fund
■	Multi-Asset Real Return Fund
■	Retirement Portfolio Completion Fund
■	Income Strategies Portfolio
■	Fixed Income Macro Strategies Fund

Total Portfolio Solutions5

■	Balanced Strategy Portfolio
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Satellite Strategies Portfolio
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[2]	Effective at the close of business March 21, 2014, the Credit Strategies Fund was reorganized with and into the Long Short Credit Strategies Fund.
[3]	Effective at the close of business May 3, 2013, the Goldman Sachs Structured Large Cap Growth, Structured Large Cap Value, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value, Structured U.S. Equity, Structured Emerging Markets Equity, Structured International Equity and Structured International Small Cap Funds were renamed the Goldman Sachs Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights, U.S. Equity Insights, Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds, respectively.
[4]	Effective at the close of business February 28, 2014, the Goldman Sachs Concentrated International Equity Fund was renamed the Goldman Sachs Focused International Equity Fund.
[5]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

*This	list covers open-end funds only. Please visit our website at GSAMFUNDS.com to learn about our closed-end funds.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso Herbert J. Markley James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel Roy W. Templin	OFFICERS James A. McNamara, President Scott M. McHugh, Principal Financial Officer and Treasurer Caroline Kraus, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s Web site at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

Holdings and allocations shown are as of February 28, 2014 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

© 2014 Goldman Sachs. All rights reserved. 127034.MF.MED.TMPL/4/2014 FSQSAR14/79.2K

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 7, 2014

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs Trust

Date:	May 7, 2014